AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.7%
Asset-Backed Securities — 7.5%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	1,443	$1,447,716
Series 2016-02A, Class A, 144A
2.720%	11/20/22	3,890	3,927,867
Series 2019-01A, Class A, 144A
3.450%	03/20/23	685	700,264
CarMax Auto Owner Trust,
Series 2019-04, Class A2A
2.010%	03/15/23	800	803,126
Credit Acceptance Auto Loan Trust,
Series 2018-02A, Class A, 144A
3.470%	05/17/27	59	59,103
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C
3.350%	07/17/23	327	328,848
Series 2021-01, Class C
0.750%	02/17/26	1,480	1,476,480
			8,743,404
Collateralized Loan Obligations — 3.3%
522 Funding CLO Ltd. (Cayman Islands),
Series 2019-04A, Class DR, 144A, 3 Month LIBOR + 3.650% (Cap N/A, Floor 3.650%)
3.874%(c)	04/20/30	250	250,142
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/15/26	418	417,828
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class A1, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.041%(c)	07/15/31	310	311,470
Series 2020-07A, Class D, 144A, 3 Month LIBOR + 4.400% (Cap N/A, Floor 4.400%)
4.641%(c)	07/15/31	250	251,023
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.541%(c)	01/15/28	250	250,123
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.304%(c)	10/21/28	260	259,730
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.391%(c)	01/15/30	1,048	1,048,505
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.941%(c)	01/15/30	410	411,167
ALM Ltd. (Cayman Islands),
Series 2016-19A, Class A2RA, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.691%(c)	04/16/29	450	447,062
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ALME Loan Funding BV (Netherlands),
Series 5A, Class ER, 144A, 3 Month EURIBOR + 5.410% (Cap N/A, Floor 5.410%)
5.410%(c)	07/15/31	EUR	250	$287,369
AMMC CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.395%(c)	11/10/30		500	500,595
Series 2013-13A, Class A1LR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.478%(c)	07/24/29		584	583,304
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.452%(c)	11/02/30		250	250,048
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.475%(c)	10/13/30		490	490,417
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.875%(c)	10/13/30		250	249,722
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.269%(c)	01/28/31		380	380,092
Series 2014-03RA, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.719%(c)	01/28/31		440	439,486
Series 2014-03RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.069%(c)	01/28/31		250	248,349
Series 2014-04RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.069%(c)	01/28/31		900	894,938
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.691%(c)	01/15/30		1,420	1,398,862
Series 2014-05RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.091%(c)	01/15/30		640	638,934
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
1.511%(c)	07/15/30		1,030	1,030,187
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.309%(c)	01/28/31		570	569,837
Series 2015-07A, Class BR2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.969%(c)	01/28/31		1,010	1,008,854
Series 2015-07A, Class D1R2, 144A, 3 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
3.719%(c)	01/28/31		250	250,727
Series 2016-08A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.819%(c)	07/28/28		250	250,438
A1

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.321%(c)	04/15/31		765	$765,415
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.234%(c)	04/20/31		500	498,027
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.362%(c)	10/22/30		250	249,732
Series 2019-31A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.141%(c)	04/15/31		390	389,413
Arbour CLO DAC (Ireland),
Series 2014-02X, Class B2R, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.500%(c)	05/15/30	EUR	103	120,654
Series 8A, Class C, 144A, 3 Month EURIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.900%(c)	07/15/33	EUR	250	293,710
Ares European CLO BV (Netherlands),
Series 12X, Class B1, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.750%(c)	04/20/32	EUR	110	129,269
ARI Investments LLC,
—%(p)	01/06/25^		772	764,708
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.318%(c)	04/25/26		61	61,171
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.000%)
1.203%(c)	07/17/26		127	127,173
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.201%(c)	01/15/28		1,190	1,188,549
Babson CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.624%(c)	01/20/31		250	250,626
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.414%(c)	10/20/30		520	519,621
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.293%(c)	07/18/30		883	882,998
Series 2015-08A, Class A2R2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.773%(c)	07/18/30		442	435,536
Series 2015-08A, Class BR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.223%(c)	07/18/30		394	393,404
Series 2020-18A, Class B, 144A, 3 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.541%(c)	10/15/32		250	250,402
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-18A, Class D1, 144A, 3 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.241%(c)	10/15/32		250	$250,484
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.463%(c)	10/18/29		2,210	2,210,456
Series 2015-06A, Class A2R, 144A, 3 Month LIBOR + 1.720% (Cap N/A, Floor 0.000%)
1.943%(c)	10/18/29		623	624,269
Series 2015-07A, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)
1.003%(c)	07/18/27		158	158,168
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.314%(c)	04/20/31		1,400	1,398,586
Series 2020-20A, Class D, 144A, 3 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.491%(c)	07/15/31		350	351,278
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.454%(c)	01/20/29		1,482	1,482,669
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.402%(c)	10/22/30		794	794,427
Series 2019-24A, Class C, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.924%(c)	04/20/31		250	249,257
BlueMountain Fuji EUR CLO DAC (Ireland),
Series 4X, Class A2, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.350%(c)	03/30/32	EUR	100	117,194
Cairn CLO DAC (Ireland),
Series 2020-12A, Class B, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.300%(c)	04/15/33	EUR	250	293,783
Series 2020-12A, Class C, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.000%(c)	04/15/33	EUR	250	294,380
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.241%(c)	01/15/31		365	364,031
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.193%(c)	04/17/31		558	557,749
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.819%(c)	07/28/28		360	360,308
Carlyle U.S. CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.724%(c)	04/20/31		250	247,916

A2

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CarVal CLO Ltd. (Cayman Islands),
Series 2019-02A, Class D, 144A, 3 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.924%(c)	07/20/32		250	$250,543
CBAM Ltd. (Cayman Islands),
Series 2017-02A, Class B1, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.973%(c)	10/17/29		590	590,162
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.453%(c)	10/17/29		720	720,230
Series 2017-03A, Class B1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.923%(c)	10/17/29		250	249,994
CDO Repack SPC Ltd. (Cayman Islands),
Series 2006-CLF01, Class D1, 144A
0.000%	05/20/30		266	272,707
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.415%(c)	06/09/30		305	305,188
Series 2014-04A, Class AR, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.448%(c)	07/23/30		960	960,327
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.323%(c)	07/17/31		850	850,825
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.314%(c)	10/20/28		2,340	2,342,039
Series 2017-08A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.473%(c)	10/17/30		3,018	3,018,668
Series 2017-08A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.923%(c)	10/17/30		560	560,605
CIFC Funding Ltd. (Cayman Islands),
Series 2015-02A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.241%(c)	04/15/30		392	388,965
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.234%(c)	04/23/29		800	799,587
Contego CLO DAC (Ireland),
Series 8A, Class B1, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.100%(c)	01/25/32	EUR	310	361,984
CVC Cordatus Loan Fund DAC (Ireland),
Series 6X, Class CR, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	04/15/32	EUR	140	161,604
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2018-01A, Class C, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.441%(c)	10/15/30		490	488,620
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.674%(c)	04/20/31		430	$430,070
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.441%(c)	10/15/30		1,010	1,010,408
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
1.874%(c)	11/15/26		250	247,315
Gilbert Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class D, 144A, 3 Month LIBOR + 2.950% (Cap N/A, Floor 0.000%)
3.191%(c)	10/15/30		597	593,038
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.322%(c)	10/29/29		4,500	4,504,653
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class DR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.874%(c)	04/20/29		250	249,991
Golub Capital BDC CLO 1 LLC,
Series 2021-01A, Class C1, 144A, 3 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.911%(c)	04/15/33		250	248,011
Harvest CLO DAC (Ireland),
Series 23A, Class CE, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.050%(c)	10/20/32	EUR	260	302,569
Henley CLO DAC (Ireland),
Series 4A, Class C, 144A
0.000%(cc)	04/25/34	EUR	250	291,557
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.364%(c)	01/20/28		695	695,253
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.195%(c)	02/05/31		5,006	5,009,767
Invesco Euro CLO DAC (Ireland),
Series 2X, Class B1, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.800%(c)	08/15/32	EUR	160	186,424
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class BR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.874%(c)	10/20/28		310	309,450
Kayne CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.225%(c)	10/15/31		370	369,283
Series 2019-05A, Class A, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.568%(c)	07/24/32		430	430,392

A3

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 2016, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.474%(c)	01/20/29	1,177	$1,177,282
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.774%(c)	10/20/27	750	749,990
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.294%(c)	01/20/31	1,510	1,510,103
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.236%(c)	05/15/28	202	201,943
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.210%(c)	01/20/29	1,080	1,080,105
Series 2013-11A, Class AR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.005%(c)	07/23/29	811	811,083
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.173%(c)	04/19/30	510	509,760
Series 2015-18A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.414%(c)	10/21/30	2,950	2,951,477
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.142%(c)	01/22/28	749	749,136
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.423%(c)	07/27/30	950	950,238
Series 2017-26A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.412%(c)	07/29/30	970	969,806
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.403%(c)	12/18/30	490	489,755
Mariner CLO LLC (Cayman Islands),
Series 2016-03A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.718%(c)	07/23/29	250	248,935
Series 2016-03A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.268%(c)	07/23/29	698	693,616
Mountain Hawk CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.824%(c)	07/20/24	26	25,887
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.474%(c)	10/20/30	590	590,157
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.303%(c)	10/18/28		318	$318,001
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)
1.129%(c)	10/28/27		777	776,572
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.240%(c)	04/15/34		300	300,031
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-26A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.393%(c)	10/18/30		1,030	1,030,291
Series 2017-26A, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	10/18/30		250	249,595
OCP CLO Ltd. (Cayman Islands),
Series 2013-04A, Class BRR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.118%(c)	04/24/29		626	608,125
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.295%(c)	04/26/31		220	220,005
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.035%(c)	10/26/27		68	67,471
Series 2016-12A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.343%(c)	10/18/28		1,074	1,073,496
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.501%(c)	07/15/30		1,910	1,910,331
OCP Euro CLO Ltd. (Ireland),
Series 2017-02X, Class B, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.350%(c)	01/15/32	EUR	100	116,863
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.218%(c)	01/25/31		1,990	1,987,318
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.183%(c)	04/16/31		1,250	1,249,746
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class B1, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.024%(c)	07/20/32		250	250,314
OHA Loan Funding Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.534%(c)	11/15/32		430	431,705
OZLM Funding Ltd. (Cayman Islands),
Series 2013-03A, Class BRR, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.922%(c)	01/22/29		700	699,975

A4

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.472%(c)	10/22/30	285	$284,419
Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.922%(c)	10/22/30	380	380,604
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.233%(c)	07/17/29	1,193	1,192,398
Series 2015-14A, Class A2AR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.941%(c)	01/15/29	1,050	1,045,471
Series 2017-19A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.461%(c)	11/22/30	400	400,000
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.261%(c)	04/15/31	360	359,820
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.353%(c)	01/17/31	250	250,011
Series 2015-01A, Class A1R3, 144A, 3 Month LIBOR + 1.000%
1.241%(c)	05/21/29	1,750	1,750,649
Series 2015-01A, Class A2R3, 144A
0.000%(cc)	05/21/29	380	380,256
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.323%(c)	07/16/31	1,300	1,300,034
Series 2018-03A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.544%(c)	08/15/26	527	527,222
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2018-05A, Class A2, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.624%(c)	01/20/27	488	488,223
Series 2019-03A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.782%(c)	08/20/27	300	300,050
Series 2019-04A, Class B, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.318%(c)	10/24/27	250	249,571
Series 2019-04A, Class D, 144A, 3 Month LIBOR + 5.900% (Cap N/A, Floor 5.900%)
6.118%(c)	10/24/27	250	250,744
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.532%(c)	02/20/28	670	670,371
Series 2020-02A, Class A2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.774%(c)	04/20/28	760	760,830
Series 2020-04A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.788%(c)	11/25/28	300	300,978
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Parallel Ltd. (Cayman Islands),
Series 2015-01A, Class C1R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.974%(c)	07/20/27		250	$242,918
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.438%(c)	02/14/34		720	721,269
Series 2017-01A, Class A2R, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.748%(c)	02/14/34		500	495,902
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2016-06A, Class C, 144A
4.000%	08/24/40		1,140	1,136,947
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.318%(c)	07/25/31		1,341	1,336,109
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.271%(c)	04/15/29		1,380	1,379,087
Series 2017-01A, Class BR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.691%(c)	04/15/29		640	631,639
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.741%(c)	10/15/29		1,303	1,283,313
Series 2017-02A, Class DR, 144A, 3 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.091%(c)	10/15/29		646	640,596
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.414%(c)	10/20/30		850	850,213
Rockford Tower Europe CLO Ltd. (Ireland),
Series 2018-01X, Class B, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	12/20/31	EUR	269	314,670
RR Ltd. (Cayman Islands),
Series 2017-02A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.841%(c)	10/15/29		250	248,118
Series 2018-03A, Class A1R2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.331%(c)	01/15/30		740	740,825
Series 2018-05A, Class A2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.891%(c)	10/15/31		250	246,454
Series 2020-11A, Class D, 144A, 3 Month LIBOR + 7.120% (Cap N/A, Floor 7.120%)
7.361%(c)	10/15/31		250	250,834
Signal Peak CLO 2 LLC,
Series 2015-01A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.724%(c)	04/20/29		970	960,493

A5

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Signal Peak CLO Ltd.,
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.393%(c)	01/17/29		2,740	$2,740,508
Series 2014-01A, Class BRR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.973%(c)	01/17/29		340	340,061
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.425%(c)	10/26/29		300	300,210
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
1.494%(c)	04/20/33		350	350,787
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.024%(c)	01/21/31		500	488,089
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.641%(c)	04/15/32		3,130	3,131,696
Sound Point Euro CLO Funding DAC (Ireland),
Series 1X, Class B1, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.000%(c)	04/25/32	EUR	100	116,924
Series 2A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	10/26/32	EUR	320	375,242
St. Paul’s CLO DAC (Ireland),
Series 12X, Class B1, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	04/15/33	EUR	170	196,501
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.491%(c)	10/15/30		370	368,989
Sutton Park CLO Ltd. (Ireland),
Series 1X, Class BE, 3 Month EURIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.350%(c)	11/15/31	EUR	108	126,067
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.368%(c)	01/23/28		650	650,175
Series 2019-21A, Class A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
1.621%(c)	07/15/32		570	569,491
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.189%(c)	04/20/33		272	271,295
TCI-Flatiron CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.392%(c)	11/18/30		630	629,503
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.024%(c)	07/20/27		639	639,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.554%(c)	01/20/33	1,140	$1,142,192
Series 2020-03A, Class B1, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.074%(c)	01/20/33	360	361,377
Trinitas CLO Ltd. (Cayman Islands),
Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.244%(c)	01/25/34	280	281,369
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.461%(c)	10/15/29	2,365	2,365,422
Voya CLO Ltd. (Cayman Islands),
Series 2014-03A, Class CR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.868%(c)	07/25/26	270	269,980
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
1.371%(c)	10/15/30	610	610,265
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.301%(c)	04/15/31	1,368	1,372,086
Westcott Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.434%(c)	07/20/28	910	910,094
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class C, 144A, 3 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
4.568%(c)	07/24/32	250	250,574
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.992%(c)	10/24/31	250	250,482
Series 2020-02A, Class B, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.492%(c)	10/24/31	250	250,971
Series 2020-02A, Class D, 144A, 3 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.392%(c)	10/24/31	250	250,712
Woodmont Trust,
Series 2017-02A, Class A1R, 144A
0.000%(cc)	04/20/33	1,060	1,057,237
York CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.474%(c)	10/20/29	350	350,077
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.974%(c)	10/20/29	490	490,608
			126,272,935

A6

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 0.4%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,790	$1,839,493
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,370	2,422,931
Series 2019-AA, Class B, 144A
3.510%	07/20/32	390	401,010
Series 2019-AA, Class C, 144A
4.010%	07/20/32	340	345,132
Series 2020-AA, Class A, 144A
2.190%	08/21/34	810	822,076
Series 2020-AA, Class B, 144A
3.210%	08/21/34	140	144,063
Series 2020-AA, Class C, 144A
4.100%	08/21/34	180	187,130
Series 2020-AA, Class D, 144A
5.750%	08/21/34	230	234,590
OneMain Financial Issuance Trust,
Series 2019-01A, Class E, 144A
5.690%	02/14/31	700	710,441
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,531,849
Series 2020-01A, Class A, 144A
3.840%	05/14/32	1,285	1,348,172
Series 2020-02A, Class C, 144A
2.760%	09/14/35	300	307,956
Series 2020-02A, Class D, 144A
3.450%	09/14/35	760	802,270
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28	1,880	1,911,703
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27	2,200	2,231,465
			16,240,281
Credit Cards — 0.0%
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A
2.030%	04/15/25	1,845	1,851,483
Equipment — 0.3%
CLI Funding VIII LLC,
Series 2021-01A, Class A, 144A
1.640%	02/18/46	4,030	3,936,774
Cloud Pass-Through Trust,
Series 2019-01A, Class CLOU, 144A
3.554%(cc)	12/05/22	941	950,044
Textainer Marine Containers VII Ltd. (China),
Series 2021-01A, Class A, 144A
1.680%	02/20/46	2,021	1,961,986
Textainer Marine Containers VIII Ltd.,
Series 2020-02A, Class A, 144A
2.100%	09/20/45	2,664	2,670,029
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Triton Container Finance VIII LLC,
Series 2021-01A, Class A, 144A
1.860%	03/20/46	2,115	$2,063,763
			11,582,596
Home Equity Loans — 0.5%
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	05/28/39	550	503,753
Series 2004-B, Class A2, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.409%(c)	05/28/39	96	80,885
Series 2005-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	02/28/40	410	390,950
Series 2005-E, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	12/28/40	183	177,766
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE03, Class 1A4, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
0.459%(c)	04/25/37	1,477	1,424,731
Citigroup Mortgage Loan Trust,
Series 2007-AHL02, Class A3B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.309%(c)	05/25/37	1,254	1,004,161
Series 2007-AHL02, Class A3C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.379%(c)	05/25/37	569	459,662
CWHEQ Revolving Home Equity Loan Resuritization Trust,
Series 2006-RES, Class 4Q1B, 144A, 1 Month LIBOR + 0.300% (Cap 16.000%, Floor 0.300%)
0.406%(c)	12/15/33	151	142,690
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-H, Class 1A, 1 Month LIBOR + 0.150% (Cap 16.000%, Floor 0.150%)
0.256%(c)	11/15/36	254	220,430
EMC Mortgage Loan Trust,
Series 2001-A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.858%(c)	05/25/40	645	639,214
GSAA Home Equity Trust,
Series 2006-04, Class 1A1
2.991%(cc)	03/25/36	359	291,004
Series 2007-02, Class AF3
5.917%(cc)	03/25/37	123	33,277
Home Equity Asset Trust,
Series 2006-03, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	07/25/36	280	263,304
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-A, Class M2, 1 Month LIBOR + 2.025% (Cap N/A, Floor 2.025%)
2.134%(c)	07/25/34	117	117,316

A7

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE07, Class A2C, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.359%(c)	07/25/37	8,600	$8,307,525
Morgan Stanley Home Equity Loan Trust,
Series 2006-03, Class A3, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.429%(c)	04/25/36	216	176,292
Morgan Stanley Mortgage Loan Trust,
Series 2006-16AX, Class 1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.279%(c)	11/25/36	471	140,970
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, 1 Month LIBOR + 0.410% (Cap N/A, Floor 0.410%)
0.519%(c)	04/25/37	380	350,348
Option One Mortgage Loan Trust,
Series 2007-FXD01, Class 1A1
5.866%	01/25/37	1,318	1,297,815
Series 2007-FXD01, Class 2A1
5.866%	01/25/37	528	522,967
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	660	659,836
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.844%(c)	11/25/35	460	430,523
Washington Mutural Asset-Backed Certificates Trust,
Series 2007-HE03, Class 2A3, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.349%(c)	05/25/37	142	129,030
Yale Mortgage Loan Trust,
Series 2007-01, Class A, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.509%(c)	06/25/37	479	207,144
			17,971,593
Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust,
Series 2003-MH01, Class B2, 144A
0.000%	08/15/30	363	297,410
BankAmerica Manufactured Housing Contract Trust,
Series 1998-02, Class B1
7.432%(cc)	12/10/25	680	287,153
Cascade MH Asset Trust,
Series 2019-MH01, Class A, 144A
4.000%(cc)	11/25/44	1,598	1,673,633
Conseco Finance Securitizations Corp.,
Series 2000-05, Class A6
7.960%	05/01/31	544	256,069
Series 2000-05, Class A7
8.200%	05/01/31	993	481,347
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A2
5.260%(cc)	01/15/19	159	108,684
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Manufactured Housing (cont’d.)
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1
7.820%(cc)	03/15/32	166	$162,615
Series 2007-B, Class A1, 144A, 1 Month LIBOR + 1.200% (Cap 18.000%, Floor 1.200%)
1.306%(c)	10/15/37	303	291,119
			3,558,030
Other — 0.5%
AMSR Trust,
Series 2020-SFR01, Class E, 144A
3.218%	04/17/37	150	152,498
Series 2020-SFR03, Class E1, 144A
2.556%	09/17/37	310	311,220
Series 2020-SFR04, Class E2, 144A
2.456%	11/17/37	300	297,566
Series 2020-SFR04, Class F, 144A
2.856%	11/17/37	340	335,252
Corevest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	1,050	1,093,781
FirstKey Homes Trust,
Series 2020-SFR01, Class F1, 144A
3.638%	09/17/25	310	318,787
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.006%(c)	06/17/37	5,421	5,431,197
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.108%(c)	07/17/37	427	427,892
Series 2018-SFR03, Class E, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.108%(c)	07/17/37	221	220,522
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27^	357	357,458
Loanpal Solar Loan Ltd. (Cayman Islands),
Series 2020-02GF, Class A, 144A
2.750%	07/20/47	820	830,706
Series 2021-01GS, Class A, 144A
2.290%	01/20/48	830	829,838
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	1,024	1,079,616
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40	126	131,132
Series 2020-01A, Class A, 144A
2.100%	04/20/46	158	159,157
Series 2020-01A, Class B, 144A
3.100%	04/20/46	241	250,781
Nationstar HECM Loan Trust,
Series 2020-01A, Class M3, 144A
2.820%(cc)	09/25/30	220	220,523

A8

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	3,408	$3,410,147
Progress Residential Trust,
Series 2017-SFR01, Class A, 144A
2.768%	08/17/34	537	539,839
Series 2020-SFR02, Class D, 144A
3.874%	06/17/37	220	226,561
Series 2020-SFR03, Class E, 144A
2.296%	10/17/27	320	317,321
Series 2020-SFR03, Class F, 144A
2.796%	10/17/27	620	619,810
Tricon American Homes Trust,
Series 2017-SFR01, Class D, 144A
3.414%	09/17/34	320	322,692
Series 2017-SFR02, Class F, 144A
5.104%	01/17/36	1,010	1,045,002
			18,929,298
Residential Mortgage-Backed Securities — 1.9%
510 Loan Acquisition Trust,
Series 2020-01, Class A, 144A
5.107%	09/25/60	751	754,245
Ajax Mortgage Loan Trust,
Series 2017-D, Class A, 144A
3.750%	12/25/57	1,461	1,483,603
Series 2017-D, Class B, 144A
0.000%(cc)	12/25/57	1,617	836,762
Series 2018-A, Class B, 144A
0.000%	04/25/58	444	243,062
Series 2018-B, Class B, 144A
0.000%	02/26/57	416	118,926
Series 2018-D, Class A, 144A
3.750%(cc)	08/25/58	1,730	1,736,956
Series 2018-D, Class B, 144A
0.000%(cc)	08/25/58	522	295,362
Series 2018-E, Class A, 144A
4.375%(cc)	06/25/58	730	737,305
Series 2018-E, Class B, 144A
5.250%(cc)	06/25/58	160	155,233
Series 2018-E, Class C, 144A
0.000%(cc)	06/25/58	365	309,330
Series 2018-F, Class A, 144A
4.375%(cc)	11/25/58	2,291	2,295,720
Series 2018-F, Class B, 144A
5.250%(cc)	11/25/58	411	398,803
Series 2018-F, Class C, 144A
0.000%	11/25/58	956	748,775
Series 2018-G, Class A, 144A
4.375%(cc)	06/25/57	1,771	1,775,709
Series 2018-G, Class B, 144A
5.250%(cc)	06/25/57	352	340,794
Series 2018-G, Class C, 144A
0.000%	06/25/57	895	941,379
Series 2019-A, Class A, 144A
3.750%(cc)	08/25/57	1,685	1,710,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	$287,108
Series 2019-A, Class C, 144A
0.000%	08/25/57	719	749,305
Series 2019-C, Class A, 144A
3.950%(cc)	10/25/58	948	949,481
Series 2019-E, Class A, 144A
3.000%	09/25/59	2,848	2,861,625
Series 2019-E, Class B, 144A
4.875%	09/25/59	390	383,095
Series 2019-E, Class C, 144A
0.000%	09/25/59	865	578,292
Series 2019-G, Class A, 144A
3.000%	09/25/59	2,038	2,051,232
Series 2019-G, Class B, 144A
4.250%	09/25/59	296	286,905
Series 2019-G, Class C, 144A
0.000%	09/25/59	756	634,003
Series 2019-H, Class A, 144A
3.000%	11/25/59	1,570	1,581,126
Series 2019-H, Class B, 144A
4.250%	11/25/59	270	261,704
Series 2019-H, Class C, 144A
0.000%	11/25/59	668	592,893
Series 2020-A, Class A, 144A
2.375%	12/25/59	3,362	3,361,457
Series 2020-A, Class B, 144A
3.500%	12/25/59	495	493,572
Series 2020-A, Class C, 144A
0.000%	12/25/59	1,205	859,377
Series 2020-D, Class A, 144A
2.250%	06/25/60	3,177	3,172,846
Bayview Koitere Fund Trust,
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	356	366,068
Bayview Opportunity Master Fund IVa Trust,
Series 2016-SPL01, Class A, 144A
4.000%	04/28/55	441	452,181
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	232	236,043
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	1,360	1,392,353
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	923	948,257
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	279	286,383
Carrington Mortgage Loan Trust,
Series 2006-NC03, Class A3, 1 Month LIBOR + 0.150% (Cap 12.500%, Floor 0.150%)
0.259%(c)	08/25/36	369	354,043
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Class 1AF
4.597%(cc)	04/25/36	609	595,025
Series 2006-01, Class AF4
4.551%(cc)	07/25/36	149	150,224

A9

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-08, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.359%(c)	01/25/46	965	$928,137
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	09/25/46	36	35,747
Series 2006-12, Class 1A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.369%(c)	12/25/36	242	233,146
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB02, Class AF4
3.100%(cc)	12/25/36	102	103,245
Fannie Mae Grantor Trust,
Series 2002-T10, Class A1, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.349%(c)	06/25/32	291	289,714
Fremont Home Loan Trust,
Series 2006-03, Class 1A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.389%(c)	02/25/37	533	436,086
Series 2006-03, Class 2A3, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
0.449%(c)	02/25/37	15,483	7,759,964
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-02, Class A2C, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.609%(c)	12/25/35	40	39,794
Legacy Mortgage Asset Trust,
Series 2019-SL02, Class A, 144A
3.375%(cc)	02/25/59	1,169	1,172,429
Lehman ABS Mortgage Loan Trust,
Series 2007-01, Class 2A1, 144A, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.199%(c)	06/25/37	103	80,640
Series 2007-01, Class 2A4, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.409%(c)	06/25/37	8,230	6,589,260
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	08/25/36	1,276	685,455
MASTR Specialized Loan Trust,
Series 2006-03, Class A, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.369%(c)	06/25/46	115	110,550
MCM Trust,
Series 2018-NPL01, Class B, 144A
0.000%	05/28/58	805	430,229
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-02, Class A2C, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.349%(c)	05/25/37	371	280,174
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	247	248,536
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-SEA01, Class 2A1, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.009%(c)	02/25/47	140	$133,942
New Residential Mortgage Loan Trust,
Series 2020-NPL02, Class A1, 144A
3.228%	08/25/60	163	164,340
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-S05, Class A1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.509%(c)	10/25/36	203	223,320
PRPM LLC,
Series 2020-04, Class A1, 144A
2.951%(cc)	10/25/25	1,016	1,018,979
SG Mortgage Securities Trust,
Series 2006-FRE02, Class A2C, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.429%(c)	07/25/36	199	62,154
Soundview Home Loan Trust,
Series 2004-WMC01, Class M2, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.904%(c)	01/25/35	11	10,172
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-MN1A, Class A1, 144A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.339%(c)	01/25/37	9,083	6,477,709
Towd Point Mortgage Trust,
Series 2015-01, Class A5, 144A
3.399%(cc)	10/25/53	930	985,038
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,218,886
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	686	694,855
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,128,493
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	2,131	2,243,099
Series 2019-SJ02, Class M1, 144A
4.500%(cc)	11/25/58	1,360	1,388,905
VCAT LLC,
Series 2020-NPL01, Class A1, 144A
3.671%	08/25/50	723	730,068
Washington Mutural Asset-Backed Certificates Trust,
Series 2006-HE04, Class 2A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.289%(c)	09/25/36	1,187	529,837
Series 2006-HE05, Class 1A, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.264%(c)	10/25/36	434	372,924
			75,573,271
Student Loans — 0.3%
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 144A
3.500%	08/15/44	3,000	3,066,403

A10

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.006%(c)	11/15/68	330	$328,857
Series 2020-FA, Class B, 144A
2.690%	07/15/69	300	297,580
Series 2020-HA, Class A, 144A
1.310%	01/15/69	214	215,397
SLM Private Credit Student Loan Trust,
Series 2004-B, Class A3, 3 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.514%(c)	03/15/24	1,392	1,388,975
SLM Private Education Loan Trust,
Series 2010-C, Class A5, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.856%(c)	10/15/41	2,125	2,302,520
SMB Private Education Loan Trust,
Series 2020-BA, Class B, 144A
2.760%	07/15/53	280	269,629
Series 2021-A, Class APT2, 144A
1.070%	01/15/53	1,113	1,099,057
Series 2021-A, Class B, 144A
2.310%	01/15/53	520	505,465
Series 2021-A, Class C, 144A
2.990%	01/15/53	1,290	1,267,261
Series 2021-A, Class D1, 144A
3.860%	01/15/53	690	678,433
Series 2021-A, Class D2, 144A
3.860%	01/15/53	380	374,805
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	900	926,221
			12,720,603

Total Asset-Backed Securities (cost $293,686,927)			293,443,494
Bank Loans — 2.7%
Advertising — 0.0%
Lamar Media Corp.,
New Term Loan B, 1 Month LIBOR + 1.500%
1.604%(c)	02/05/27	72	71,864
Aerospace & Defense — 0.1%
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	12/09/25	1,514	1,481,403
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	08/22/24	810	794,298
			2,275,701
Airlines — 0.1%
Allegiant Travel Co.,
Replacement Term Loan, 3 Month LIBOR + 3.000%
3.198%(c)	02/05/24	1,786	1,770,722
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Airlines (cont’d.)
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	12/11/26	2,268	$2,196,932
			3,967,654
Beverages — 0.0%
City Brewing Co. LLC,
Term Loan
—%(p)	03/30/28	239	237,805
Triton Water Holdings, Inc.,
Term Loan
—%(p)	03/31/28	254	252,866
			490,671
Building Materials — 0.3%
Jeld-Wen, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.000%
2.109%(c)	12/14/24	436	433,568
MI Windows & Doors, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	12/18/27	362	362,885
Ply Gem Midco, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
3.856%(c)	04/12/25	408	407,334
Quikrete Holdings, Inc.,
Term Loan
—%(p)	01/31/27	4,764	4,727,166
Summit Materials LLC/Summit Materials Finance Corp.,
New Term Loan B, 1 Month LIBOR + 2.000%
2.109%(c)	11/21/24	3,098	3,084,258
Tamko Building Products, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.122%(c)	05/29/26	602	598,449
			9,613,660
Commercial Services — 0.2%
ECL Entertainment LLC,
Term Loan
—%(p)	03/31/28	578	572,220
Sabre GLBL, Inc.,
2020 Other Term B Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/17/27	429	432,321
Signal Parent, Inc.,
Term Loan
—%(p)	04/01/28^	375	372,188
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	11/16/26	1,825	1,811,240
WEX, Inc.,
Term Loan
—%(p)	03/19/28	3,223	3,210,924
			6,398,893

A11

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Computers — 0.0%
Everi Payments, Inc.,
Term Loan, 1 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	73	$76,750
Term Loan, Term B Loan, 1 Month LIBOR + 2.750%
3.500%(c)	05/09/24	113	111,707
			188,457
Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Term B USD Loans, 1 Month LIBOR + 2.250%
2.354%(c)	04/07/25	1,340	1,283,892
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Restatement Effective Date Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	01/15/27	2,379	2,359,633
KAR Auction Services, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%
2.375%(c)	09/19/26	738	722,348
			3,081,981
Diversified Financial Services — 0.1%
Caliber Home Loans, Inc.,
Term Loan
—%(p)	04/24/21^	1,510	1,505,941
Citadel Securities LP,
2021 Term Loan, 3 Month LIBOR + 2.500%
2.615%(c)	02/02/28	1,615	1,595,559
			3,101,500
Electric — 0.1%
Calpine Corp.,
Term Loan
—%(p)	04/01/26	693	685,300
—%(p)	08/12/26	918	907,284
Pacific Gas & Electric Co.,
Term Loan B, 3 Month LIBOR + 3.000%
3.500%(c)	06/23/25	889	887,613
PG&E Corp.,
Term Loan B, 3 Month LIBOR + 3.000%
3.500%(c)	06/23/25	1,726	1,723,088
			4,203,285
Energy-Alternate Sources — 0.0%
Granite Acquisition, Inc.,
Term Loan
—%(p)	03/25/28	89	88,518
Engineering & Construction — 0.0%
Frontdoor, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.625%(c)	08/16/25	214	213,466
Entertainment — 0.2%
18 Fremont Street Acquisition LLC,
Term Loan, 3 - 6 Month LIBOR + 8.000%
9.500%(c)	08/09/25^	1,912	1,931,212
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
Churchill Downs, Inc.,
Term B-1 Facility, 3 Month LIBOR + 2.000%
2.120%(c)	03/17/28	2,783	$2,766,957
Enterprise Development Authority,
Term Loan
—%(p)	02/01/28^	405	406,012
Herschend Entertainment Co. LLC,
Initial Term Loan, 3 Month LIBOR + 5.750%
6.750%(c)	08/19/25^	625	634,233
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.609%(c)	05/29/26	1,055	1,046,231
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.703%(c)	07/10/25	161	161,420
			6,946,065
Environmental Control — 0.0%
Robertshaw US Holding Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%
9.000%(c)	02/28/26	315	270,113
Food Service — 0.0%
Aramark Services, Inc.,
US Term B-2 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	03/28/24	1,615	1,606,925
Foods — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	05/01/26	535	530,427
Shearer’s Foods LLC,
Refinancing Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.250%(c)	09/23/27	114	114,188
			644,615
Healthcare-Services — 0.0%
Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
2.360%(c)	03/06/25	165	164,230
Insurance — 0.1%
Asurion LLC,
New B-8 Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	12/23/26	2,980	2,958,724
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	11/03/23	448	446,936
USI Inc,
Term Loan
—%(p)	12/02/26	525	518,985
			3,924,645
Internet — 0.1%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	11/30/27	141	140,296

A12

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Internet (cont’d.)
Uber Technologies, Inc.,
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%
3.609%(c)	02/25/27	2,214	$2,202,294
			2,342,590
Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
2020 Incremental Term Loan, 1 Month LIBOR + 6.000%
6.750%(c)	02/02/26^	224	224,994
Initial Term Loan (2019) (First Lien), 1 Month LIBOR + 3.750%
3.859%(c)	02/02/26	574	554,940
Caesars Resort Collection LLC,
Term B-1 Loan, 1 Month LIBOR + 4.500%
4.609%(c)	07/21/25	254	253,915
Golden Nugget LLC,
First Initial Term Loan, 3 Month LIBOR + 2.500%
3.250%(c)	10/04/23	940	924,372
			1,958,221
Machinery-Diversified — 0.0%
Altra Industrial Motion Corp.,
Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	10/01/25	535	531,136
Douglas Dynamics LLC,
2020 Term B Loan, 1 Month LIBOR + 3.750%
4.750%(c)	06/08/26^	119	117,952
			649,088
Media — 0.4%
Charter Communications Operating LLC,
Term A-4 Loan, 1 Month LIBOR + 1.250%
1.360%(c)	02/01/25	747	744,988
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.356%(c)	07/17/25	1,994	1,963,046
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.606%(c)	04/15/27	671	662,577
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.609%(c)	11/18/24	1,422	1,389,583
EW Scripps Co. (The),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	01/07/28	1,928	1,919,326
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.609%(c)	01/31/25	2,384	2,354,701
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
2.103%(c)	10/04/23	2,820	2,812,440
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.610%(c)	09/30/26	1,290	1,271,317
UPC Financing Partnership,
Facility AT, 1 Month LIBOR + 2.250%
2.356%(c)	04/30/28	1,581	1,564,486
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.606%(c)	01/31/28	2,010	$1,990,585
			16,673,049
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.375%(c)	07/31/26	113	113,512
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.000%
2.110%(c)	01/24/27	183	181,106
			294,618
Oil & Gas — 0.0%
RNTR-1, LLC,
Initial Term Loan, 1 Month LIBOR + 2.375%
2.625%(c)	12/20/21^	1,157	1,154,355
Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	11/27/25	2,413	2,398,421
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	2,494	2,489,825
Elanco Animal Health, Inc.,
Term Loan, 1 Month LIBOR + 1.750%
1.865%(c)	08/01/27	2,377	2,343,608
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.081%(c)	11/15/27	2,072	2,047,752
			9,279,606
Pipelines — 0.1%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
4.859%(c)	11/03/25	1,697	1,611,816
Buckeye Partners LP,
2021 Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	11/01/26	1,715	1,703,519
PLH Group, Inc.,
Term Loan, 3 Month LIBOR + 6.000%
6.191%(c)	08/07/23^	390	366,646
			3,681,981
Real Estate — 0.1%
RE/MAX LLC,
Term Loan, 3 Month LIBOR + 2.750%
3.500%(c)	12/15/23^	723	719,510
Spectacle Gary Holdings LLC,
Term Loan, Closing Date Term Loan, 3 Month LIBOR + 9.000%
11.000%(c)	12/23/25	2,055	2,236,613
Term Loan, Delayed Draw Term Loan, 3 Month LIBOR + 9.000%
11.000%(c)	12/23/25	149	162,073
			3,118,196

A13

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
1.859%(c)	01/02/26	2,263	$2,225,753
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.861%(c)	12/20/24	1,345	1,328,467
			3,554,220
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.859%(c)	11/19/26	2,938	2,882,728
Foundation Building Materials, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.750%(c)	01/31/28	73	72,008
Term Loan
—%(p)	01/29/28	42	41,643
LBM Acquisition LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	12/17/27	174	173,059
Term Loan
—%(p)	12/17/27	39	38,458
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	12/28/27	139	138,082
White Cap Buyer LLC,
Initial Closing Date Term Loan, 3 Month LIBOR + 4.000%
4.500%(c)	10/19/27	937	934,181
Woof Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	12/21/27	217	215,915
			4,496,074
Software — 0.1%
athenahealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.453%(c)	02/11/26	96	96,080
Interface Security Systems LLC,
Term Loan
—%(p)	08/07/23^	832	829,537
Playtika Ltd.,
Term Loan
—%(p)	03/11/28	723	718,352
SS&C Technologies, Inc.,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	04/16/25	2,203	2,178,503
			3,822,472
Telecommunications — 0.1%
Connect Finco SARL (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	12/11/26	1,002	997,134
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/14/21	412	417,507
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications (cont’d.)
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	205	$207,990
Tranche B-4 Term Loan, PRIME + 3.500%
6.750%(c)	01/02/24	232	235,851
Telenet Financing USD LLC (Belgium),
Term Loan AR Facility, 1 Month LIBOR + 2.000%
2.106%(c)	04/30/28	1,617	1,594,617
			3,453,099
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.203%(c)	12/30/26	622	619,389
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/24/25	1,012	1,004,407
			1,623,796

Total Bank Loans (cost $104,933,371)			104,637,500
Commercial Mortgage-Backed Securities — 3.4%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class C, 144A
4.142%(cc)	08/10/35	150	158,998
Series 2015-1211, Class E, 144A
4.142%(cc)	08/10/35	150	152,312
245 Park Avenue Trust,
Series 2017-245P, Class E, 144A
3.657%(cc)	06/05/37	826	790,387
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37	3,000	31,409
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E, 144A, 1 Month LIBOR + 2.119% (Cap N/A, Floor 2.119%)
2.225%(c)	09/15/34	1,020	1,007,194
AOA Mortgage Trust,
Series 2015-1177, Class C, 144A
3.010%(cc)	12/13/29	250	249,840
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.056%(c)	12/15/36	900	859,356
Series 2017-ATRM, Class E, 144A, 1 Month LIBOR + 3.050% (Cap N/A, Floor 3.050%)
3.156%(c)	12/15/36	163	153,971
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class F, 144A
3.596%(cc)	04/14/33	400	410,187
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.506%(c)	11/15/33	350	340,144
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.606%(c)	11/15/32	190	175,255

A14

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.106%(c)	11/15/32	380	$354,492
Series 2018-DSNY, Class C, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.456%(c)	09/15/34	100	99,256
Series 2018-DSNY, Class D, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.806%(c)	09/15/34	480	474,036
Banc of America Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO
0.627%(cc)	02/15/50	3,040	101,890
Series 2017-BNK03, Class XD, IO, 144A
1.284%(cc)	02/15/50	1,000	62,862
BANK,
Series 2019-BN20, Class XA, IO
0.837%(cc)	09/15/62	1,749	102,780
Series 2019-BN20, Class XB, IO
0.362%(cc)	09/15/62	5,941	169,883
Series 2019-BN22, Class A4
2.978%	11/15/62	3,105	3,254,532
Series 2019-BN24, Class A3
2.960%	11/15/62	1,485	1,554,867
Series 2020-BN28, Class D, 144A
2.500%	03/15/63	70	61,627
Barclays Commercial Mortgage Securities Trust,
Series 2015-SRCH, Class A1, 144A
3.312%	08/10/35	643	684,209
Series 2015-SRCH, Class XA, IO, 144A
0.949%(cc)	08/10/35	4,556	205,635
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.828%(c)	03/15/37	160	158,398
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.266%(c)	11/15/34	165	162,590
Series 2019-C03, Class XA, IO
1.344%(cc)	05/15/52	1,576	141,702
Bayview Commercial Asset Trust,
Series 2005-03A, Class A1, 144A, 1 Month LIBOR + 0.480%
0.589%(c)	11/25/35	256	241,186
Series 2005-04A, Class A1, 144A, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.559%(c)	01/25/36	564	534,502
Series 2005-04A, Class M1, 144A, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.000%)
0.784%(c)	01/25/36	39	37,384
Series 2006-02A, Class A2, 144A, 1 Month LIBOR + 0.420%
0.529%(c)	07/25/36	97	93,476
Series 2006-03A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.359%(c)	10/25/36	86	81,873
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-T26, Class AM
5.432%(cc)	01/12/45	130	129,367
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2019-B09, Class XA, IO
1.043%(cc)	03/15/52	2,234	$151,527
Series 2019-B10, Class 3CCA, 144A
3.899%(cc)	03/15/62	592	617,235
Series 2019-B13, Class XA, IO
1.131%(cc)	08/15/57	8,724	635,867
Series 2019-B14, Class 225C, 144A
3.294%(cc)	12/15/62	206	200,834
Series 2020-B20, Class XA, IO
1.627%(cc)	10/15/53	2,696	291,888
Series 2020-B21, Class XA, IO
1.459%(cc)	12/17/53	1,539	166,286
Series 2021-B23, Class XA, IO
1.280%(cc)	02/15/54	3,499	336,978
BFLD Trust,
Series 2020-EYP, Class E, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.806%(c)	10/15/35	660	668,251
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	07/15/35	630	629,609
BWAY Mortgage Trust,
Series 2013-1515, Class A2, 144A
3.454%	03/10/33	176	188,500
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E, 144A, 1 Month LIBOR + 1.951% (Cap N/A, Floor 1.978%)
2.057%(c)	03/15/37	130	129,999
Series 2018-BIOA, Class F, 144A, 1 Month LIBOR + 2.471% (Cap N/A, Floor 2.498%)
2.577%(c)	03/15/37	560	559,344
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.156%(c)	11/15/35	266	265,834
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.406%(c)	10/15/36	3,010	3,007,576
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.756%(c)	10/15/36	3,116	3,113,962
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.106%(c)	12/15/36	2,865	2,861,747
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.606%(c)	12/15/36	249	249,194
Series 2020-FOX, Class E, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.706%(c)	11/15/32	870	872,451
Series 2020-VIV03, Class B, 144A
3.544%(cc)	03/09/44	160	167,858
Series 2020-VIV04, Class A, 144A
2.843%	03/09/44	600	608,726

A15

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-VKNG, Class F, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.856%(c)	10/15/37	530	$529,999
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	252	263,315
Series 2019-OC11, Class D, 144A
4.075%(cc)	12/09/41	1,189	1,234,975
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,714	1,704,601
Series 2021-MFM01, Class E, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.356%(c)	01/15/34	190	189,772
Series 2021-MFM01, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.106%(c)	01/15/34	290	289,825
BXP Trust,
Series 2017-CC, Class D, 144A
3.552%(cc)	08/13/37	150	156,914
Series 2017-CC, Class E, 144A
3.552%(cc)	08/13/37	290	291,643
Series 2017-GM, Class D, 144A
3.425%(cc)	06/13/39	600	614,365
Series 2017-GM, Class E, 144A
3.425%(cc)	06/13/39	260	259,276
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	476	488,507
Series 2017-CD03, Class A4
3.631%	02/10/50	190	208,526
Series 2017-CD06, Class C
4.267%(cc)	11/13/50	150	157,385
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.702%(cc)	01/10/48	1,390	100,004
Series 2016-C04, Class XB, IO
0.713%(cc)	05/10/58	1,440	49,920
Series 2018-TAN, Class B, 144A
4.690%	02/15/33	260	270,366
CFK Trust,
Series 2019-FAX, Class D, 144A
4.637%(cc)	01/15/39	463	501,209
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.606%(c)	06/15/34	1,157	1,142,506
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class C, 144A
3.518%(cc)	05/10/35	180	183,755
Series 2016-GC37, Class C
4.925%(cc)	04/10/49	160	167,207
Series 2016-P03, Class D, 144A
2.804%(cc)	04/15/49	11	7,510
Series 2019-C07, Class A4
3.102%	12/15/72	3,470	3,671,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-GC43, Class A4
3.038%	11/10/52	3,835	$4,043,186
Series 2019-PRM, Class D, 144A
4.350%	05/10/36	140	145,428
Series 2019-PRM, Class E, 144A
4.731%(cc)	05/10/36	759	780,849
Series 2019-PRM, Class F, 144A
4.731%(cc)	05/10/36	600	603,905
Series 2019-SMRT, Class D, 144A
4.745%(cc)	01/10/36	1,460	1,561,656
Series 2020-420K, Class E, 144A
3.312%(cc)	11/10/42	200	185,363
Series 2020-420K, Class X, IO, 144A
0.801%(cc)	11/10/42	5,170	343,870
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
2.872%(c)	11/15/37	1,071	1,073,178
Series 2020-ICE05, Class F, 144A, 1 Month LIBOR + 3.492% (Cap N/A, Floor 3.333%)
3.598%(c)	11/15/37	491	494,574
Commercial Mortgage Pass-Through Certificates,
Series 2012-LTRT, Class A2, 144A
3.400%	10/05/30	1,350	1,313,563
Commercial Mortgage Trust,
Series 2014-CR15, Class C
4.741%(cc)	02/10/47	422	455,345
Series 2014-CR18, Class A4
3.550%	07/15/47	95	101,764
Series 2015-03BP, Class XA, IO, 144A
0.060%(cc)	02/10/35	50,000	179,155
Series 2015-CR25, Class XA, IO
0.830%(cc)	08/10/48	628	19,322
Series 2015-LC19, Class D, 144A
2.867%	02/10/48	81	78,019
Series 2015-LC21, Class C
4.335%(cc)	07/10/48	1,000	1,021,767
Series 2016-667M, Class D, 144A
3.179%(cc)	10/10/36	170	163,516
Series 2018-HCLV, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.506%(c)	09/15/33	3,500	3,460,748
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.256%(c)	05/15/36	350	350,532
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,235	2,345,013
Series 2017-PFHP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.056%(c)	12/15/30	170	168,838
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	161,603

A16

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-FACT, Class E, 144A, 1 Month LIBOR + 4.862% (Cap N/A, Floor 4.862%)
4.968%(c)	10/15/37	510	$518,182
Series 2020-NET, Class D, 144A
3.704%(cc)	08/15/37	410	417,828
Series 2020-NET, Class E, 144A
3.704%(cc)	08/15/37	410	406,134
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	78,762
Series 2019-C15, Class D, 144A
3.000%	03/15/52	25	20,762
Series 2019-C16, Class C
4.237%(cc)	06/15/52	470	474,022
Series 2019-C16, Class XA, IO
1.564%(cc)	06/15/52	4,880	487,647
Series 2019-C17, Class C
3.934%	09/15/52	477	490,437
Series 2019-C17, Class D, 144A
2.500%	09/15/52	241	202,522
Series 2019-C17, Class XA, IO
1.365%(cc)	09/15/52	4,001	348,408
Series 2019-C17, Class XB, IO
0.559%(cc)	09/15/52	2,850	111,442
DBGS Mortgage Trust,
Series 2019-1735, Class X, IO, 144A
0.291%(cc)	04/10/37	4,470	101,410
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	533,010
Series 2017-BRBK, Class E, 144A
3.530%(cc)	10/10/34	670	683,798
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	182,786
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2019-RSO07, Class AS, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.608%(c)	04/15/36	610	611,854
Fannie Mae-Aces,
Series 2015-M17, Class A2
2.898%(cc)	11/25/25	1,342	1,443,037
Series 2017-M03, Class A2
2.478%(cc)	12/25/26	1,925	2,028,437
Series 2017-M07, Class A2
2.961%(cc)	02/25/27	1,620	1,743,968
Series 2017-M15, Class A2
2.960%(cc)	09/25/27	755	820,390
Series 2018-M01, Class A2
2.985%(cc)	12/25/27	1,155	1,260,918
Series 2018-M07, Class A2
3.052%(cc)	03/25/28	1,730	1,884,166
Series 2018-M08, Class A2
3.325%(cc)	06/25/28	1,050	1,168,596
Series 2018-M10, Class A2
3.370%(cc)	07/25/28	585	655,246
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Mortgage Trust,
Series 2018-K80, Class B, 144A
4.229%(cc)	08/25/50	1,010	$1,118,976
Series 2019-KW08, Class X2A, IO, 144A
0.100%	01/25/29	17,672	101,823
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0028, Class X1, IO
0.248%(cc)	02/25/23	25,988	100,388
Series K0031, Class X1, IO
0.200%(cc)	04/25/23	13,255	49,832
Series K0033, Class X1, IO
0.292%(cc)	07/25/23	9,913	58,520
Series K0035, Class X1, IO
0.346%(cc)	08/25/23	12,091	89,359
Series K0036, Class X1, IO
0.719%(cc)	10/25/23	6,438	104,830
Series K0038, Class X1, IO
1.113%(cc)	03/25/24	3,946	109,808
Series K0040, Class X1, IO
0.711%(cc)	09/25/24	9,667	208,766
Series K0052, Class X1, IO
0.652%(cc)	11/25/25	4,338	114,848
Series K0053, Class X1, IO
0.885%(cc)	12/25/25	1,929	70,963
Series K0054, Class X1, IO
1.168%(cc)	01/25/26	3,280	162,266
Series K0055, Class X1, IO
1.360%(cc)	03/25/26	1,465	85,946
Series K0057, Class X1, IO
1.181%(cc)	07/25/26	1,879	100,316
Series K0058, Class A2
2.653%	08/25/26	575	616,042
Series K0058, Class X1, IO
0.924%(cc)	08/25/26	1,887	83,272
Series K0059, Class X1, IO
0.311%(cc)	09/25/26	5,620	84,703
Series K0060, Class X1, IO
0.072%(cc)	10/25/26	20,431	100,059
Series K0061, Class A2
3.347%(cc)	11/25/26	1,605	1,778,251
Series K0062, Class A2
3.413%	12/25/26	1,150	1,277,739
Series K0063, Class A2
3.430%(cc)	01/25/27	1,230	1,368,320
Series K0069, Class A2
3.187%(cc)	09/25/27	240	264,420
Series K0071, Class A2
3.286%	11/25/27	325	360,048
Series K0072, Class A2
3.444%	12/25/27	1,990	2,223,389
Series K0073, Class A2
3.350%	01/25/28	2,080	2,312,324
Series K0103, Class X1, IO
0.638%(cc)	11/25/29	2,643	131,216
Series K0110, Class X1, IO
1.698%(cc)	04/25/30	499	64,379

A17

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K0121, Class X1, IO
1.029%(cc)	10/25/30	1,599	$131,907
Series K0122, Class X1, IO
0.883%(cc)	11/25/30	1,449	104,760
Series K0152, Class X1, IO
0.957%(cc)	01/25/31	2,923	215,865
Series K1513, Class X1, IO
0.862%(cc)	08/25/34	1,447	121,714
Series K1514, Class X1, IO
0.580%(cc)	10/25/34	5,806	357,878
Series KW02, Class X1, IO
0.295%(cc)	12/25/26	7,060	73,697
Series KW09, Class X1, IO
0.802%(cc)	05/25/29	4,206	226,921
FRESB Mortgage Trust,
Series 2018-SB53, Class A10F
3.645%(cc)	06/25/28	211	228,170
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.906%(c)	02/15/38	210	210,040
Series 2021-GCT, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.456%(c)	02/15/38	100	100,113
Government National Mortgage Assoc.,
Series 2011-038, Class IO
0.297%(cc)	04/16/53	2,689	44,603
Series 2012-023, Class IO
0.177%(cc)	06/16/53	348	2,177
Series 2013-030, Class IO
0.645%(cc)	09/16/53	1,293	26,787
Series 2013-063, Class IO
0.764%(cc)	09/16/51	10,295	301,461
Series 2013-078, Class IO
0.567%(cc)	10/16/54	1,317	27,662
Series 2013-191, Class IO
0.678%(cc)	11/16/53	528	10,499
Series 2015-037, Class IO
0.702%(cc)	10/16/56	198	7,863
Series 2015-146, Class IB, IO
0.764%(cc)	07/16/55	4,606	152,772
Series 2015-146, Class IC, IO
0.764%(cc)	07/16/55	21,153	652,928
Series 2015-189, Class IG, IO
0.851%(cc)	01/16/57	13,832	563,641
Series 2016-026, Class IO
0.786%(cc)	02/16/58	1,966	83,740
Series 2016-036, Class IO
0.812%(cc)	08/16/57	312	14,187
Series 2016-096, Class IO
0.902%(cc)	12/16/57	800	42,594
Series 2016-113, Class IO
1.152%(cc)	02/16/58	979	67,195
Series 2016-125, Class IO
0.951%(cc)	12/16/57	1,514	84,210
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-128, Class IO
0.871%(cc)	09/16/56	1,503	$81,990
GPMT Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.010%(c)	11/21/35	62	61,719
Grace Trust,
Series 2020-GRCE, Class E, 144A
2.680%(cc)	12/10/40	420	384,692
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	541,146
Series 2012-TMSQ, Class D, 144A
3.458%(cc)	12/10/30	170	154,549
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX, Class A, 144A
2.856%	05/10/34	390	388,204
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.306%(c)	06/15/38	320	320,335
Series 2019-SOHO, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.006%(c)	06/15/36	510	509,350
Series 2019-SOHO, Class E, 144A, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
1.981%(c)	06/15/36	274	260,202
Series 2020-TWN03, Class B, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.606%(c)	11/15/37	110	110,529
GS Mortgage Securities Trust,
Series 2011-GC05, Class C, 144A
5.406%(cc)	08/10/44	2,025	1,700,237
Series 2015-590M, Class E, 144A
3.805%(cc)	10/10/35	230	227,881
Series 2015-GC32, Class C
4.423%(cc)	07/10/48	60	63,885
Series 2015-GS01, Class A3
3.734%	11/10/48	110	120,851
Series 2017-GS07, Class E, 144A
3.000%	08/10/50	40	34,581
Series 2019-GSA01, Class C
3.805%(cc)	11/10/52	80	82,003
Series 2020-GC45, Class A5
2.911%	02/13/53	1,580	1,650,888
Series 2020-GSA02, Class XA, IO, 144A
1.741%(cc)	12/12/53	4,275	544,396
GSCG Trust,
Series 2019-600C, Class F, 144A
3.985%(cc)	09/06/34	420	402,046
HMH Trust,
Series 2017-NSS, Class A, 144A
3.062%	07/05/31	700	697,647
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class E, 144A
3.443%(cc)	07/10/39	345	343,860

A18

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-55HY, Class F, 144A
2.943%(cc)	12/10/41	640	$595,224
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	339,111
Independence Plaza Trust,
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	170	177,286
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class D1, 144A
4.112%(cc)	12/15/48	170	164,799
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class B
4.050%	09/15/50	70	75,355
Series 2019-COR05, Class C
3.750%	06/13/52	158	159,048
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class XC, IO, 144A
0.750%(cc)	12/15/49	1,800	62,616
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	175	183,749
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FL, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.408%(c)	06/15/45	79	78,811
Series 2018-WPT, Class DFX, 144A
5.350%	07/05/33	60	63,199
Series 2019-MFP, Class E, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.266%(c)	07/15/36	390	385,230
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.106%(c)	07/15/36	500	490,860
Series 2019-OSB, Class E, 144A
3.783%(cc)	06/05/39	224	220,787
Series 2020-609M, Class D, 144A, 1 Month LIBOR + 2.770% (Cap N/A, Floor 2.770%)
2.876%(c)	10/15/33	150	150,514
Series 2020-MKST, Class E, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.356%(c)	12/15/36	283	272,252
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.156%(c)	12/15/37	380	380,170
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.906%(c)	05/15/36	1,808	1,805,718
Ladder Capital Commercial Mortgage Securities Trust,
Series 2014-909, Class C, 144A
3.898%(cc)	05/15/31	290	289,676
Series 2014-909, Class D, 144A
3.898%(cc)	05/15/31	530	529,193
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-01A, Class 1A, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.359%(c)	03/25/37	142	$137,112
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class AS, 144A
3.173%(cc)	04/20/48	242	244,695
Series 2017-05, Class X, IO, 144A
0.985%(cc)	03/10/50	807	23,674
Manhattan West Mortgage Trust,
Series 2020-01MW, Class D, 144A
2.335%(cc)	09/10/39	145	141,370
MFT Trust,
Series 2020-ABC, Class C, 144A
3.477%(cc)	02/10/42	905	870,180
Series 2020-ABC, Class D, 144A
3.477%(cc)	02/10/42	650	599,989
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XF, IO, 144A
1.208%(cc)	12/15/47	1,070	42,024
Series 2015-C25, Class B
4.525%(cc)	10/15/48	340	375,923
Series 2015-C26, Class D, 144A
3.060%	10/15/48	95	91,125
Series 2015-C26, Class XD, IO, 144A
1.337%(cc)	10/15/48	1,180	64,206
Morgan Stanley Capital I Trust,
Series 2007-T27, Class AJ
6.015%(cc)	06/11/42	231	238,967
Series 2014-150E, Class D, 144A
4.295%(cc)	09/09/32	347	354,764
Series 2015-MS01, Class C
4.032%(cc)	05/15/48	230	220,007
Series 2017-CLS, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.056%(c)	11/15/34	50	50,016
Series 2017-CLS, Class F, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.706%(c)	11/15/34	1,155	1,153,614
Series 2017-H01, Class C
4.281%(cc)	06/15/50	50	50,942
Series 2017-H01, Class D, 144A
2.546%	06/15/50	890	722,791
Series 2017-H01, Class XD, IO, 144A
2.197%(cc)	06/15/50	700	77,386
Series 2018-H03, Class A5
4.177%	07/15/51	27	30,215
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.006%(c)	07/15/35	160	159,902
Series 2019-H06, Class XB, IO
0.718%(cc)	06/15/52	3,740	185,884
Series 2019-L02, Class A4
4.071%	03/15/52	252	282,083
Series 2019-L02, Class XA, IO
1.026%(cc)	03/15/52	5,114	345,796

A19

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-NUGS, Class E, 144A, 1 Month LIBOR + 2.244% (Cap N/A, Floor 3.744%)
3.744%(c)	12/15/36	152	$152,373
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.056%(c)	06/15/35	121	119,400
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	331,874
Series 2020-AGC, Class A, 144A, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.950%)
2.950%(c)	08/18/25	2,720	2,727,986
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, IO, 144A
0.379%(cc)	05/10/39	7,700	167,733
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.090%(cc)	02/10/32	12,180	16,648
Series 2017-01MKT, Class XNCP, IO, 144A
0.000%(cc)	02/10/32	2,436	2
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.856%(c)	01/15/26	100	101,000
PFP Ltd. (Cayman Islands),
Series 2019-05, Class A, 144A, 1 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.076%(c)	04/14/36	124	123,312
Series 2019-05, Class AS, 144A, 1 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
1.526%(c)	04/14/36	150	150,042
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2015-04A, Class C, 144A
4.000%	08/24/49	270	260,550
UBS Commercial Mortgage Trust,
Series 2019-C17, Class XA, IO
1.485%(cc)	10/15/52	4,756	464,665
Series 2019-C18, Class XA, IO
1.041%(cc)	12/15/52	5,009	329,077
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	3,705	3,847,032
Series 2013-C06, Class A4
3.244%	04/10/46	2,320	2,417,290
US,
Series 2018-USDC, Class E, 144A
4.493%(cc)	05/13/38	190	162,043
Velocity Commercial Capital Loan Trust,
Series 2016-02, Class M2
4.458%(cc)	10/25/46	46	45,682
Series 2016-02, Class M3
5.498%(cc)	10/25/46	100	100,785
Series 2016-02, Class M4
7.226%(cc)	10/25/46	100	101,819
Series 2017-02, Class M3, 144A
4.240%(cc)	11/25/47	116	114,762
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	58	$57,306
Series 2020-01, Class M1, 144A
2.800%(cc)	02/25/50	147	148,282
Series 2020-01, Class M2, 144A
2.980%(cc)	02/25/50	129	130,464
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class D, 144A
3.241%	12/15/48	106	87,548
Series 2016-NXS05, Class D
4.989%(cc)	01/15/59	450	465,857
Series 2017-C39, Class D, 144A
4.348%(cc)	09/15/50	377	324,298
Series 2017-C41, Class B
4.188%(cc)	11/15/50	200	213,522
Series 2017-C41, Class D, 144A
2.600%(cc)	11/15/50	1,266	1,001,649
Series 2017-HSDB, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.956%(c)	12/13/31	287	282,256
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36	150	163,673
Series 2019-C50, Class XA, IO
1.417%(cc)	05/15/52	3,526	307,458
Series 2019-C52, Class C
3.561%	08/15/52	65	65,909
Series 2020-C58, Class XA, IO
1.888%(cc)	07/15/53	1,997	277,051
Series 2020-SDAL, Class D, 144A, 1 Month LIBOR + 2.090% (Cap N/A, Floor 2.090%)
2.196%(c)	02/15/37	200	187,993
Series 2020-SDAL, Class E, 144A, 1 Month LIBOR + 2.740% (Cap N/A, Floor 2.740%)
2.846%(c)	02/15/37	180	164,692
WFRBS Commercial Mortgage Trust,
Series 2011-C04, Class D, 144A
5.226%(cc)	06/15/44	1,350	1,204,989
Series 2014-C20, Class AS
4.176%	05/15/47	1,010	1,083,373

Total Commercial Mortgage-Backed Securities (cost $132,616,341)			133,429,343
Convertible Bonds — 0.1%
Airlines — 0.0%
GOL Equity Finance SA (Brazil),
Gtd. Notes, 144A
3.750%	07/15/24	174	142,697
Oil & Gas — 0.0%
SM Energy Co.,
Sr. Unsec’d. Notes
1.500%	07/01/21	603	582,296
Oil & Gas Services — 0.0%
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^	394	393,876

A20

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
Pipelines — 0.1%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 4.875% or PIK N/A
4.875%	05/28/21	2,754	$2,761,540

Total Convertible Bonds (cost $3,695,638)			3,880,409
Corporate Bonds — 39.6%
Advertising — 0.2%
Lamar Media Corp.,
Gtd. Notes
3.750%	02/15/28(a)	1,964	1,960,112
4.000%	02/15/30(a)	920	917,336
Gtd. Notes, 144A
3.625%	01/15/31(a)	960	927,961
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
4.625%	03/15/30	32	30,832
5.000%	08/15/27(a)	439	445,087
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29(a)	2,050	1,974,220
			6,255,548
Aerospace & Defense — 1.2%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.850%	12/15/25	1,330	1,466,234
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	1,700	1,805,148
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24	4,005	4,011,644
2.250%	06/15/26	227	227,504
2.850%	10/30/24	562	589,380
3.950%	08/01/59	295	283,034
5.705%	05/01/40(a)	3,290	4,026,729
5.805%	05/01/50	3,740	4,730,917
5.930%	05/01/60	278	355,595
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	3,040	3,157,855
5.400%	02/01/27	106	110,435
Gtd. Notes, 144A
6.950%	01/17/28	200	220,096
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23	149	156,726
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30(a)	1,451	1,606,894
3.750%	05/15/28	46	51,315
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
1.800%	01/15/31	1,487	1,394,760
3.850%	12/15/26	1,105	1,222,911
4.400%	06/15/28	178	201,774
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
4.400%	06/15/28		1,795	$2,035,688
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.600%	03/01/35		1,633	1,818,823
3.800%	03/01/45		247	273,967
4.090%	09/15/52		347	406,475
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28		2,097	2,245,901
4.030%	10/15/47		7	7,763
5.250%	05/01/50		872	1,136,913
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.150%	05/18/30	EUR	605	796,975
2.250%	07/01/30		359	353,920
3.125%	07/01/50		461	446,335
3.150%	12/15/24		410	441,529
3.750%	11/01/46		466	496,684
4.125%	11/16/28		1,437	1,617,774
4.200%	12/15/44		229	241,939
4.500%	06/01/42		192	227,866
4.625%	11/16/48		536	648,499
7.000%	11/01/28		1,310	1,687,093
7.200%	08/15/27		371	484,599
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		2,501	2,651,382
8.000%	12/15/25(a)		990	1,078,229
				44,717,305
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.200%	06/15/27	EUR	491	621,464
2.350%	05/06/25		1,129	1,170,946
2.450%	02/04/32		1,526	1,450,181
3.125%	06/15/31	EUR	1,430	1,932,798
4.400%	02/14/26		817	919,063
5.800%	02/14/39		1,364	1,667,272
6.200%	02/14/59		90	109,949
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31(a)		5,209	5,062,611
2.789%	09/06/24		6,320	6,668,067
3.222%	08/15/24		1,531	1,631,570
4.906%	04/02/30(a)		1,382	1,576,518
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25		450	450,613
Darling Ingredients, Inc.,
Gtd. Notes, 144A
5.250%	04/15/27		180	189,293
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.450%	08/01/39	EUR	1,265	1,418,537

A21

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	409	$453,975
5.850%	08/15/45	838	983,229
			26,306,086
Airlines — 0.6%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	332	323,639
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	4	3,617
Allegiant Travel Co.,
Sr. Sec’d. Notes, 144A
8.500%	02/05/24	600	649,092
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	163	164,432
American Airlines 2015-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.400%	03/22/25	905	855,147
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	157	159,083
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	554	525,555
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	298	296,669
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	1,092	1,100,986
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27	15	13,834
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	224	225,558
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.950%	08/15/26	195	181,282
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	780	776,643
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	807	733,316
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	1,385	1,440,638
5.750%	04/20/29	1,585	1,686,023
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Sr. Sec’d. Notes, 144A
4.250%	05/15/34	262	274,196
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
British Airways 2020-1 Class B Pass-Through Trust (United Kingdom),
Sec’d. Notes, 144A
8.375%	11/15/28	190	$216,660
Delta Air Lines 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.204%	10/25/25	1,765	1,828,339
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	2,460	2,676,524
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25(a)	383	313,344
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,700	3,106,451
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	392	352,284
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	209	216,203
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	10	10,165
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	66	67,544
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	113	118,597
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	94	96,686
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	296	300,634
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27	37	36,500
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	177	180,807
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	448	437,989
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29(a)	704	684,162
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29(a)	2,842	3,143,255
United Airlines 2020-1 Class B Pass Through Trust,
Pass-Through Certificates
4.875%	07/15/27	1,320	1,369,500
			24,565,354

A22

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24(a)	472	$500,570
4.875%	05/15/26(a)	646	693,007
5.375%	05/15/25(a)	640	676,645
Under Armour, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/26	38	38,053
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	180	190,048
			2,098,323
Auto Manufacturers — 1.4%
BMW U.S. Capital LLC (Germany),
Gtd. Notes, 144A
2.550%	04/01/31	517	519,284
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	2,130	2,135,078
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23(a)	7,490	7,615,671
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	4,285	4,949,513
6.125%	10/01/25	787	927,079
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	869	886,263
3.700%	05/09/23	711	749,319
4.000%	01/15/25	659	716,404
4.000%	10/06/26	192	210,257
4.350%	04/09/25(a)	903	992,635
Sr. Unsec’d. Notes
2.750%	06/20/25	1,333	1,390,745
3.550%	07/08/22	2,493	2,582,244
5.100%	01/17/24	743	822,005
5.200%	03/20/23	1,702	1,845,781
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23	2,163	2,221,862
2.650%	02/10/25	2,505	2,587,504
3.000%	02/10/27	1,800	1,872,872
3.950%	02/01/22	350	359,202
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22	1,140	1,173,946
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	03/09/28	128	127,079
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23(a)	1,475	1,544,170
3.522%	09/17/25(a)	4,035	4,274,983
4.810%	09/17/30(a)	3,802	4,160,344
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.358%	07/02/24		2,255	$2,374,419
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.800%	02/13/25		3,055	3,139,045
2.150%	02/13/30		789	783,982
3.375%	04/01/30		504	547,316
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26		1,745	1,872,445
3.750%	05/13/30		2,335	2,539,930
				55,921,377
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)		208	214,283
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.625%	04/30/33		4,175	4,175,000
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49		2,910	3,423,305
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30		448	450,110
				8,262,698
Banks — 8.3%
Arab National Bank (Saudi Arabia),
Sub. Notes
3.326%(ff)	10/28/30		200	205,034
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	16,418
Banco Industrial SA (Guatemala),
Sub. Notes, 144A
4.875%(ff)	01/29/31(a)		220	225,633
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%(ff)	07/06/22(oo)		200	204,481
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		1,640	1,713,298
3.875%	09/20/22		2,785	2,912,811
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		3,400	3,393,285
2.706%	06/27/24		200	211,220
2.958%	03/25/31		600	596,827
3.306%	06/27/29		1,200	1,270,442
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		380	391,587

A23

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24	4,205	$4,585,011
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)	1,190	1,306,060
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	766	763,583
3.004%(ff)	12/20/23	289	300,735
3.366%(ff)	01/23/26	232	249,567
3.419%(ff)	12/20/28	1,384	1,483,836
Sr. Unsec’d. Notes, GMTN
2.625%	04/19/21	3,095	3,097,874
3.593%(ff)	07/21/28	1,413	1,535,247
Sr. Unsec’d. Notes, MTN
0.810%(ff)	10/24/24	2,074	2,079,607
1.197%(ff)	10/24/26	2,985	2,944,371
2.015%(ff)	02/13/26(a)	1,211	1,241,165
2.456%(ff)	10/22/25	6,267	6,565,936
2.496%(ff)	02/13/31	551	547,199
2.676%(ff)	06/19/41	1,403	1,314,839
3.194%(ff)	07/23/30	1,200	1,259,534
3.499%(ff)	05/17/22	3,026	3,036,908
3.550%(ff)	03/05/24	553	583,475
3.559%(ff)	04/23/27	6,945	7,561,239
3.705%(ff)	04/24/28	1,084	1,186,094
3.824%(ff)	01/20/28	3,492	3,842,417
3.970%(ff)	03/05/29	1,596	1,765,278
3.974%(ff)	02/07/30	181	200,316
4.271%(ff)	07/23/29	2,881	3,247,926
Sub. Notes, MTN
4.000%	01/22/25	450	492,248
4.200%	08/26/24	200	220,477
4.450%	03/03/26	227	255,025
Sub. Notes, Series L, MTN
3.950%	04/21/25	2,354	2,580,567
Bank of East Asia Ltd. (The) (Hong Kong),
Sub. Notes, EMTN
4.000%(ff)	05/29/30	250	261,530
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, 3 Month LIBOR + 3.420%
3.607%(c)	06/20/21(oo)	125	125,044
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	1,415	1,493,482
Sr. Unsec’d. Notes, MTN
3.400%	01/29/28	211	231,533
3.442%(ff)	02/07/28	533	585,848
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.667%(ff)	03/10/32	768	749,973
3.200%	08/10/21	1,280	1,292,609
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,015	2,313,867
Sub. Notes
3.811%(ff)	03/10/42	4,720	4,612,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
1.875%	09/18/25	1,195	$1,196,054
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	2,775	2,716,487
2.819%(ff)	11/19/25	6,352	6,684,906
3.375%	01/09/25(a)	540	579,621
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	1,623	1,661,136
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.700%	10/01/29	1,518	1,542,181
Burgan Bank SAK (Kuwait),
Jr. Sub. Notes
5.749%(ff)	07/09/24(oo)	200	198,000
China Construction Bank Corp. (China),
Sub. Notes
2.450%(ff)	06/24/30	350	354,934
4.250%(ff)	02/27/29	200	215,801
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.850%	02/25/30	200	198,653
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	1,040	1,034,688
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	1,064	1,073,157
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	1,590	1,587,736
2.976%(ff)	11/05/30	2,314	2,393,303
3.200%	10/21/26	617	663,567
3.668%(ff)	07/24/28	3,130	3,426,547
3.980%(ff)	03/20/30	705	779,990
4.075%(ff)	04/23/29(a)	3,398	3,780,030
4.412%(ff)	03/31/31(a)	4,820	5,479,412
Sub. Notes
4.400%	06/10/25	1,515	1,682,925
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
3.250%	04/30/30	470	498,575
Credit Agricole SA (France),
Sub. Notes, 144A
2.811%	01/11/41	2,455	2,229,505
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.100%	11/12/21(a)	1,280	1,293,197
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,320	1,430,295
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	253	261,524
3.574%	01/09/23	287	292,905
4.207%(ff)	06/12/24	535	571,395

A24

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	438	$438,376
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes
5.375%	01/12/24	200	222,998
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	426	428,123
1.621%(ff)	09/11/26	439	433,603
5.000%	01/12/22	1,156	1,194,260
5.375%	01/12/24	1,705	1,901,054
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
0.000%(ff)	04/01/25	2,763	2,762,453
1.686%	03/19/26	3,749	3,741,899
2.129%(ff)	11/24/26	1,825	1,828,525
3.547%(ff)	09/18/31(a)	222	229,074
Sub. Notes
3.729%(ff)	01/14/32	1,685	1,636,387
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	563	609,844
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.150%	12/02/22(a)	5,340	5,506,567
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	321	343,366
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.364%(c)	05/15/26	977	989,255
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	2,276	2,253,980
3.272%(ff)	09/29/25	1,096	1,174,909
3.500%	01/23/25	3,853	4,156,496
3.500%	04/01/25	4,660	5,048,302
3.691%(ff)	06/05/28	1,175	1,285,248
3.750%	05/22/25	998	1,090,154
3.750%	02/25/26	658	722,192
3.850%	01/26/27	832	912,619
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24(a)	2,070	2,257,124
Sub. Notes
6.750%	10/01/37	2,655	3,744,022
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A
4.375%	02/04/30	567	571,701
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31(oo)	930	916,210
Sr. Unsec’d. Notes
3.973%(ff)	05/22/30	400	432,930
4.583%(ff)	06/19/29	2,655	2,986,497
4.950%	03/31/30	390	454,798
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24(a)	3,005	$3,171,166
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.000%(ff)	04/01/27	2,889	2,891,303
3.550%	04/09/24	630	677,857
4.100%	10/02/23	1,416	1,534,740
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26	2,094	2,376,419
Itau Unibanco Holding SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.900%	01/24/23	617	629,355
3.250%	01/24/25(a)	617	630,860
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.653%(ff)	09/16/24	1,155	1,156,359
2.005%(ff)	03/13/26	4,088	4,202,020
2.083%(ff)	04/22/26	1,633	1,677,370
2.182%(ff)	06/01/28	1,216	1,229,506
2.739%(ff)	10/15/30	3,505	3,567,875
2.950%	10/01/26	372	397,631
3.220%(ff)	03/01/25	1,926	2,053,631
3.540%(ff)	05/01/28	4,197	4,575,530
3.559%(ff)	04/23/24	404	428,117
3.702%(ff)	05/06/30	210	228,936
3.782%(ff)	02/01/28	2,598	2,865,376
3.897%(ff)	01/23/49	190	209,414
3.900%	07/15/25(a)	2,725	3,006,488
3.960%(ff)	01/29/27	1,840	2,034,217
4.005%(ff)	04/23/29	1,877	2,094,429
4.032%(ff)	07/24/48	481	537,023
4.260%(ff)	02/22/48	1,346	1,565,587
4.350%	08/15/21(a)	3,275	3,323,658
4.452%(ff)	12/05/29	983	1,126,195
4.500%	01/24/22	3,425	3,541,575
4.625%	05/10/21	1,115	1,119,772
Sub. Notes
2.956%(ff)	05/13/31	1,815	1,847,301
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31	250	255,513
Kookmin Bank (South Korea),
Jr. Sub. Notes, EMTN
4.350%(ff)	07/02/24(oo)	300	317,145
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.627%(ff)	05/11/27	1,122	1,115,060
3.100%	07/06/21	990	996,791
3.574%(ff)	11/07/28	1,567	1,691,152
3.750%	01/11/27	215	235,767
Sub. Notes
4.344%	01/09/48(a)	4,055	4,463,437
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.193%	02/25/25	2,860	2,944,174

A25

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.665%	07/25/22	375	$385,745
2.998%	02/22/22	140	143,239
3.455%	03/02/23	1,391	1,466,746
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.979%(ff)	09/08/31(a)	893	842,622
2.201%(ff)	07/10/31	706	679,812
2.555%(ff)	09/13/25	2,437	2,550,313
2.839%(ff)	07/16/25	201	212,460
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	4,845	4,914,763
3.700%	10/23/24(a)	5,225	5,723,337
3.772%(ff)	01/24/29	2,025	2,220,305
4.000%	07/23/25	748	830,205
4.431%(ff)	01/23/30	476	545,051
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	814	759,915
2.188%(ff)	04/28/26	818	845,202
2.720%(ff)	07/22/25	419	441,905
3.591%(ff)	07/22/28	2,735	2,980,405
3.622%(ff)	04/01/31	898	973,630
6.250%	08/09/26(a)	585	718,353
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,300	1,420,037
NBK Tier 1 Financing Ltd. (Kuwait),
Gtd. Notes, 144A
3.625%(ff)	08/24/26(oo)	428	424,946
Northern Trust Corp.,
Sr. Unsec’d. Notes
3.150%	05/03/29	381	408,528
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	490	490,364
1.532%(ff)	08/21/26(a)	1,090	1,081,098
2.875%	08/05/21	1,393	1,404,630
3.571%	01/10/23	2,792	2,854,461
3.823%(ff)	11/03/28	326	356,174
Sub. Notes, 144A
5.625%	09/15/45	1,935	2,394,651
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	5,485	5,687,590
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	4,645	4,831,110
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.781%(c)	06/15/21(oo)	184	184,062
Jr. Sub. Notes, Series H
5.625%(ff)	12/15/23(a)(oo)	2,410	2,531,432
Sr. Unsec’d. Notes
2.400%	01/24/30(a)	754	767,728
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25	2,765	2,770,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.348%	01/15/25	1,056	$1,095,909
2.448%	09/27/24	200	209,828
2.696%	07/16/24	5,733	6,059,979
3.040%	07/16/29	2,515	2,618,008
3.784%	03/09/26	324	356,813
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24	3,565	3,781,845
U.S. Bancorp,
Sub. Notes, MTN
3.000%	07/30/29	368	386,039
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	285	280,773
7.000%(ff)	01/31/24(oo)	1,520	1,666,557
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	1,054	1,039,370
2.859%(ff)	08/15/23	985	1,015,146
4.125%	09/24/25	2,486	2,763,023
4.125%	04/15/26	691	772,068
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09(d)	770	5,051
2.608%	11/06/09(d)	980	6,429
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	04/22/26	178	190,383
3.000%	10/23/26	500	534,978
3.068%(ff)	04/30/41	2,895	2,839,574
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)	638	653,754
2.879%(ff)	10/30/30	1,097	1,130,570
3.584%(ff)	05/22/28	1,332	1,452,535
			321,571,979
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	3,939	4,619,132
4.900%	02/01/46	3,190	3,791,230
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30(a)	3,740	4,050,145
4.350%	06/01/40	3,145	3,545,639
4.600%	06/01/60	2,490	2,821,307
4.750%	01/23/29	4,190	4,895,915
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.150%	05/15/38	1,055	1,267,442
5.300%	05/15/48	2,375	2,917,992
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	197	208,823

A26

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.000%	03/09/41	EUR	490	$562,324
2.500%	06/01/40(a)		389	365,563
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50(a)		3,763	3,704,766
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		1,314	1,390,117
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.375%	07/29/49		336	347,940
				34,488,335
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30		889	895,045
4.400%	05/01/45		1,391	1,611,167
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)		2,690	2,587,419
3.150%	05/01/50(a)		1,675	1,540,547
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47		611	679,318
4.750%	03/01/46		1,405	1,696,155
				9,009,651
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25(a)		2,780	2,880,804
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	07/11/31		1,947	1,897,513
5.200%	09/17/30		391	423,552
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.125%	09/14/45		7	8,735
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		224	237,649
5.750%	09/15/26		20	20,820
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		453	499,241
4.200%	12/01/24		1,605	1,772,617
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		62	64,226
5.000%	02/15/27		179	186,060
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		210	219,308
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		57	$58,183
				8,268,708
Chemicals — 0.8%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25		620	629,349
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31		260	257,170
Braskem America Finance Co. (Brazil),
Gtd. Notes, 144A
7.125%	07/22/41		4,610	5,234,647
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
8.500%(ff)	01/23/81		217	246,765
Gtd. Notes, 144A
5.875%	01/31/50		322	323,332
8.500%(ff)	01/23/81		417	474,199
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
1.125%	03/15/32	EUR	575	685,978
2.100%	11/15/30(a)		1,500	1,446,158
4.550%	11/30/25		661	748,966
9.000%	04/01/21		700	700,000
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		1,749	1,979,437
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.800%	03/24/30		971	1,158,415
LYB International Finance III LLC,
Gtd. Notes
4.200%	05/01/50		785	840,959
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.000%	05/18/25		340	378,660
5.875%	05/18/30		200	241,648
Gtd. Notes, EMTN
5.000%	05/18/25		400	445,482
5.875%	05/18/30		200	241,648
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24		3,745	4,070,128
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		4,340	5,101,674
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.500%	03/18/31		310	303,085
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		923	909,410

A27

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50	2,925	$3,134,726
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	505	515,047
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	1,320	1,277,734
			31,344,617
Commercial Services — 0.5%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	235	240,421
Atento Luxco 1 SA (Brazil),
Sr. Sec’d. Notes, 144A
8.000%	02/10/26	200	209,713
Capitol Investment Merger Sub 2 LLC,
Sec’d. Notes, 144A
10.000%	08/01/24(a)	671	725,342
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
3.908%	05/31/23	274	289,135
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25	620	651,516
3.100%	05/15/30	410	424,829
3.300%	12/15/22	995	1,035,026
7.000%	07/01/37	395	524,816
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	910	1,167,803
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	365	358,082
3.200%	08/15/29	1,325	1,395,258
4.800%	04/01/26	1,296	1,479,933
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)	380	404,220
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
5.000%	06/15/28	101	105,131
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	02/01/26	40	40,735
Moody’s Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	227	243,704
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	150	153,639
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	439	447,402
2.650%	10/01/26	301	318,570
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30(a)	1,608	$1,669,592
3.500%	03/16/23	1,395	1,469,628
4.000%	03/18/29	1,366	1,511,919
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25(a)	860	938,430
9.250%	04/15/25	265	316,539
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28(a)	582	613,174
5.250%	01/15/30	47	51,052
5.500%	05/15/27	362	386,026
5.875%	09/15/26	362	379,506
Sec’d. Notes
3.875%	11/15/27(a)	599	622,314
			18,173,455
Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
2.550%	08/20/60(a)	988	853,290
3.850%	05/04/43	1,322	1,507,535
4.375%	05/13/45(a)	528	638,624
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	666	757,093
5.850%	07/15/25	598	697,336
8.350%	07/15/46	365	555,584
DXC Technology Co.,
Sr. Unsec’d. Notes
4.125%	04/15/25	625	680,266
HCL America, Inc. (India),
Gtd. Notes, 144A
1.375%	03/10/26	2,415	2,363,993
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23	1,610	1,750,298
4.650%	10/01/24	3,375	3,775,181
6.200%	10/15/35(a)	3,015	3,943,989
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	05/15/30(a)	2,309	2,242,191
2.850%	05/15/40	614	593,813
3.300%	05/15/26(a)	691	752,143
3.500%	05/15/29	587	638,095
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30	1,519	1,687,022
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28	310	320,421
Seagate HDD Cayman,
Gtd. Notes, 144A
4.091%	06/01/29	372	379,423

A28

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
4.125%	01/15/31	415	$421,656
			24,557,953
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	193	199,283
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	254	254,499
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25(a)	301	306,328
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27(a)	336	351,705
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27(a)	1,360	1,415,087
			2,526,902
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
1.750%	01/30/26	159	154,474
3.650%	07/21/27	156	163,152
4.450%	10/01/25	208	226,336
4.450%	04/03/26	600	651,176
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26(a)	3,930	4,197,438
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
2.850%	01/26/28(a)	3,580	3,414,716
Ally Financial, Inc.,
Sr. Unsec’d. Notes
3.050%	06/05/23	4,915	5,143,585
Alpha Holding SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
9.000%	02/10/25	418	296,652
American Express Co.,
Sr. Unsec’d. Notes
2.500%	07/30/24	3,330	3,519,516
Antares Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
3.950%	07/15/26	800	808,689
ASG Finance Designated Activity Co. (Cyprus),
Gtd. Notes, 144A
7.875%	12/03/24	694	658,171
Avolon Holdings Funding Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28(a)	1,535	1,441,320
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.000%	09/11/29	300	299,287
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24	1,787	$1,933,388
4.750%	07/15/21	224	226,741
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	1,400	1,376,097
Sr. Unsec’d. Notes
3.200%	03/02/27	245	266,689
China Development Bank Financial Leasing Co. Ltd. (China),
Sub. Notes
2.875%(ff)	09/28/30	200	203,563
Coastal Emerald Ltd. (China),
Gtd. Notes
4.300%(ff)	08/01/24(oo)	300	305,607
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	239	269,416
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,342	1,535,730
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	1,087	994,817
2.100%	06/15/30	199	191,500
3.750%	09/21/28	207	228,228
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	08/15/29	200	206,272
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.350%	03/26/30(a)	939	1,033,565
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27	2,475	2,480,823
5.875%	10/25/24	410	432,055
6.500%	06/15/22	284	298,335
6.625%	07/26/21	210	213,977
6.750%	06/25/25	161	174,811
6.750%	06/15/26	384	416,314
7.250%	09/25/23	166	179,777
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24(a)	1,360	1,440,294
Operadora de Servicios Mega SA de CV Sofom ER (Mexico),
Sr. Unsec’d. Notes, 144A
8.250%	02/11/25	599	601,602
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.250%	03/09/31	5	4,832
2.900%	07/18/22	15	15,454
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	317,524
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28(a)	351	370,110

A29

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	1,074	$1,038,524
3.875%	03/01/31	2,180	2,103,069
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23	200	203,632
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	11/15/25(a)	1,114	1,161,561
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	295	289,601
4.150%	12/14/35	1,318	1,560,718
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	3,225	3,146,245
			46,195,383
Electric — 2.5%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes, 144A
5.950%	12/15/39	3,585	4,098,377
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30	200	201,484
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.000%	08/03/26	200	213,107
4.250%	05/21/36	193	199,108
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	493	545,076
Sr. Unsec’d. Notes, Series H
3.450%	01/15/50	341	334,108
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.150%	09/15/49	495	479,782
3.800%	06/15/49	565	607,880
4.250%	09/15/48	112	128,660
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50	602	642,100
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	715	758,779
3.950%	07/15/30	365	390,073
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	590	606,212
3.750%	03/01/45	238	254,518
4.150%	08/15/44	10	11,282
Ameren Illinois Co.,
First Mortgage
3.250%	03/15/50	437	437,997
3.800%	05/15/28(a)	608	672,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	204	$189,375
3.200%	09/15/49	260	253,435
3.500%	08/15/46(a)	535	551,574
3.750%	08/15/47	405	434,812
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	2,410	2,297,120
4.500%	02/15/28	2,244	2,263,383
5.250%	06/01/26(a)	767	790,011
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	2,860	2,790,890
Capex SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	05/15/24	130	115,006
CenterPoint Energy Houston Electric LLC,
First Mortgage
3.350%	04/01/51	570	574,793
First Mortgage, Series AE
2.350%	04/01/31	340	339,834
General Ref. Mortgage
3.550%	08/01/42	350	368,808
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.625%	02/04/25	248	249,934
China Huadian Overseas Development 2018 Ltd. (China),
Gtd. Notes
3.375%(ff)	06/23/25(oo)	250	257,789
China Huaneng Group Hong Kong Treasury Management Holding Ltd. (China),
Gtd. Notes
3.000%	12/10/29	355	359,866
Clearway Energy Operating LLC,
Gtd. Notes, 144A
3.750%	02/15/31(a)	3,080	2,960,701
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	4,104	4,588,047
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	535	600,711
First Mortgage, Series 130
3.125%	03/15/51	95	92,190
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	330	325,672
3.500%	08/01/51	288	303,351
3.750%	02/15/50	946	1,041,987
4.050%	05/15/48	220	253,334
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25(a)	690	731,273
DTE Electric Co.,
General Ref. Mortgage
3.950%	03/01/49	450	503,938

A30

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
General Ref. Mortgage, Series A
4.050%	05/15/48(a)	735	$833,773
Duke Energy Carolinas LLC,
First Mortgage
2.450%	02/01/30(a)	2,090	2,105,530
3.200%	08/15/49	141	138,440
3.700%	12/01/47	206	219,985
3.950%	11/15/28	357	402,265
3.950%	03/15/48	180	198,280
First Ref. Mortgage
3.750%	06/01/45	238	254,141
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29(a)	1,693	1,726,341
3.800%	07/15/28	750	832,055
4.200%	07/15/48	153	176,099
Duke Energy Ohio, Inc.,
First Mortgage
3.650%	02/01/29	280	305,410
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29(a)	1,668	1,815,121
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22	149	151,958
3.125%	11/15/22	3	3,104
4.950%	04/15/25	991	1,107,309
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29	221	223,200
4.375%	02/15/31	200	200,025
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	835	911,214
Enel Generacion Chile SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24	1,395	1,500,025
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	1,345	1,356,985
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48	820	931,128
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	185	221,846
5.100%	06/15/45	112	138,874
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40(a)	644	658,551
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	186	186,833
2.650%	03/01/30(a)	956	925,980
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27(a)	1,148	1,238,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50(a)	564	$498,527
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	2,130	2,331,346
4.550%	04/01/49	1,431	1,517,388
5.450%	07/15/44	510	593,463
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	1,462	1,472,722
3.700%	12/01/47	464	505,585
3.950%	03/01/48	695	790,728
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina),
Gtd. Notes, 144A
9.625%	07/27/23	461	306,554
Genneia SA (Argentina),
Sr. Unsec’d. Notes
8.750%	01/20/22	321	288,733
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	02/04/39	182	213,367
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	110	119,428
3.650%	04/15/29	2,709	3,008,092
4.250%	07/15/49	418	490,461
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	250	250,957
National Rural Utilities Cooperative Finance Corp.,
Sub. Notes
4.750%(ff)	04/30/43(a)	3,040	3,137,873
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	435	434,723
2.900%	03/01/50	495	473,213
3.200%	04/01/52	280	280,669
3.600%	05/15/46	130	138,423
3.600%	09/15/47	207	222,328
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	246	262,628
6.625%	01/15/27	366	381,621
7.250%	05/15/26	303	315,499
Gtd. Notes, 144A
5.250%	06/15/29	221	236,849
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	378	377,471
2.450%	12/02/27	1,310	1,298,095
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.950%	04/01/30	170	192,229
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	418	463,445

A31

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series G
6.600%	02/15/33	388	$516,687
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.100%	09/15/49	259	253,659
3.700%	11/15/28	830	923,114
3.800%	09/30/47	354	383,206
5.750%	03/15/29	10	12,374
Sr. Sec’d. Notes, 144A
5.350%	10/01/52	263	357,398
Orazul Energy Egenor SCA (Peru),
Gtd. Notes, 144A
5.625%	04/28/27	318	332,173
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	1,485	1,507,219
PECO Energy Co.,
First Mortgage
3.050%	03/15/51	948	932,576
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
6.250%	01/25/49	200	247,663
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,045	1,104,341
5.250%	07/01/30	300	317,984
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	90	72,512
3.650%	09/01/28(a)	1,010	1,117,701
Sr. Sec’d. Notes, MTN
3.000%	03/01/51	178	172,103
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30(a)	885	856,807
First Mortgage, Series A
4.200%	03/01/29	960	1,069,665
First Mortgage, Series E
3.700%	08/01/25(a)	988	1,079,823
First Ref. Mortgage
1.845%	02/01/22	166	165,715
4.000%	04/01/47	233	241,476
Southwestern Public Service Co.,
First Mortgage, Series 8
3.150%	05/01/50	615	598,757
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes
4.850%	10/14/38	250	272,947
Sr. Sec’d. Notes, 144A
4.850%	10/14/38	340	371,209
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25(a)	386	310,324
Sr. Sec’d. Notes, 144A
7.250%	05/15/27(a)	509	520,718
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.300%	06/15/48	201	$228,414
4.450%	06/15/49	309	361,324
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	2,295	2,464,106
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/25	1,620	1,765,523
4.625%	07/26/23	360	386,483
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	826	918,521
6.350%	11/30/37	157	218,578
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29(a)	475	500,133
3.800%	04/01/28	258	285,818
6.000%	05/15/37	85	114,171
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	389	401,150
5.500%	09/01/26(a)	388	402,316
5.625%	02/15/27	389	404,681
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	322	336,808
4.300%	07/15/29	1,613	1,705,075
			97,416,114
Electrical Components & Equipment — 0.0%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A
3.900%	04/15/25	1,415	1,449,875
Electronics — 0.2%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.100%	06/04/30	766	744,169
2.750%	09/15/29	139	142,305
3.050%	09/22/26	1,342	1,439,294
Jabil, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/31(a)	1,205	1,201,606
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	975	994,828
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,370	1,351,683
			5,873,885
Energy-Alternate Sources — 0.0%
Continuum Energy Levanter Pte Ltd. (India),
Sr. Sec’d. Notes, 144A
4.500%	02/09/27	250	254,681

A32

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Energy-Alternate Sources (cont’d.)
India Green Energy Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	04/29/24	255	$264,921
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24	300	315,177
			834,779
Engineering & Construction — 0.0%
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes
6.125%	10/31/26	200	204,213
Leader Goal International Ltd. (China),
Gtd. Notes, EMTN
4.250%(ff)	01/19/23(oo)	200	206,127
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	635,880
Stoneway Capital Corp. (Argentina),
Sr. Sec’d. Notes
10.000%	03/01/27(d)	706	276,889
Sr. Sec’d. Notes, 144A
10.000%	03/01/27(d)	687	269,593
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	217	223,343
			1,816,045
Entertainment — 0.2%
Affinity Gaming,
Sr. Sec’d. Notes, 144A
6.875%	12/15/27	240	253,171
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	1,605	1,711,518
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27(a)	504	554,597
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	519	521,227
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	300	316,549
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	341	350,702
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27(a)	339	348,556
Sr. Sec’d. Notes, 144A
5.500%	05/01/25(a)	659	693,835
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	189	196,055
5.500%	04/01/27(a)	404	422,532
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	850	$870,780
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	931	1,000,039
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25(a)	432	447,294
SeaWorld Parks & Entertainment, Inc.,
Sec’d. Notes, 144A
9.500%	08/01/25	185	201,232
Sr. Sec’d. Notes, 144A
8.750%	05/01/25(a)	451	488,379
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	724	740,590
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	545	590,795
			9,707,851
Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A
4.875%	07/15/27	237	250,041
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30	447	443,848
3.950%	05/15/28	225	250,957
Waste Management, Inc.,
Gtd. Notes
1.150%	03/15/28	1,476	1,398,299
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26	157	160,594
			2,503,739
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	176	180,898
Gtd. Notes, 144A
5.000%	02/01/28(a)	408	423,261
			604,159
Foods — 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25(a)	613	632,978
Gtd. Notes, 144A
3.250%	03/15/26(a)	2,850	2,839,177
3.500%	02/15/23	275	281,360
3.500%	03/15/29	2,180	2,072,479
4.625%	01/15/27	84	87,027
4.875%	02/15/30	62	63,675

A33

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
5.875%	02/15/28	290	$309,180
7.500%	03/15/26	428	472,647
BRF GmbH (Brazil),
Gtd. Notes, 144A
4.350%	09/29/26	273	279,701
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	09/21/50(a)	2,825	2,782,551
Campbell Soup Co.,
Sr. Unsec’d. Notes
8.875%	05/01/21	390	392,161
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
1.375%	11/01/27(a)	1,645	1,585,438
Cydsa SAB de CV (Mexico),
Gtd. Notes, 144A
6.250%	10/04/27	347	363,824
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27	201	211,438
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	337	370,725
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	525	593,564
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	78	86,183
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27	1,575	1,722,556
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24	293	304,006
4.875%	11/01/26	295	305,827
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30	887	906,486
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	579	620,428
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	3,030	3,037,646
5.500%	12/15/29	242	259,610
5.625%	01/15/28	304	320,817
5.750%	03/01/27	417	438,571
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)	3,780	3,747,669
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	305	303,314
			25,391,038
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29		210	$228,974
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.750%	11/15/29		220	309,841
8.875%	05/15/31		203	310,947
Sr. Unsec’d. Notes, 144A
1.750%	09/30/25		694	705,931
2.100%	04/30/27		94	95,554
2.300%	04/30/30		182	181,324
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		144	168,181
6.000%	11/15/41		287	390,687
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		1,460	1,505,599
				3,897,038
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
0.625%	03/09/23		2,035	2,036,015
3.375%	09/15/49		48	48,101
4.125%	03/15/49		278	310,573
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		545	564,464
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		1,749	1,612,296
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		368	420,740
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		250	237,782
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31		545	539,379
3.350%	06/01/50		247	240,435
3.640%	11/01/46		309	313,275
				6,323,060
Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		648	653,142
DH Europe Finance II Sarl,
Gtd. Notes
1.800%	09/18/49	EUR	500	621,004
Medtronic Global Holdings SCA,
Gtd. Notes
1.500%	07/02/39	EUR	420	513,143
1.750%	07/02/49	EUR	500	621,106

A34

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27		177	$188,181
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29		274	281,215
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	1,000	1,239,890
				4,117,681
Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		361	411,398
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		484	501,647
3.650%	12/01/27		205	226,114
4.101%	03/01/28		645	725,384
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31(a)		3,090	2,948,904
3.375%	02/15/30(a)		2,030	2,049,722
4.250%	12/15/27		877	921,820
4.625%	12/15/29		218	236,005
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		1,462	1,528,638
5.375%	08/15/26		265	279,995
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28		32	33,158
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		3,080	3,136,824
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28		153	156,606
4.750%	02/01/30		154	158,508
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		161	179,622
5.375%	09/01/26		62	70,042
5.625%	09/01/28		94	108,069
5.875%	02/15/26		94	108,100
5.875%	02/01/29		62	72,201
Sr. Sec’d. Notes
4.750%	05/01/23		1,386	1,495,710
5.000%	03/15/24		2,597	2,892,785
5.250%	04/15/25		1,723	1,969,624
5.250%	06/15/26		1,513	1,740,153
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30		572	672,530
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22		252	264,329
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	1,505	$1,533,740
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26(a)	1,917	2,037,795
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)	917	930,083
Sec’d. Notes, 144A
6.250%	02/01/27	1,019	1,075,928
Sr. Sec’d. Notes
4.625%	07/15/24	529	539,988
Sr. Sec’d. Notes, 144A
4.625%	09/01/24(a)	1,404	1,445,967
4.625%	06/15/28	59	60,549
4.875%	01/01/26	727	755,490
5.125%	11/01/27	94	98,320
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.950%	10/15/27	290	312,004
3.850%	06/15/28	523	587,520
4.200%	01/15/47	791	922,955
4.625%	11/15/41	1,154	1,416,387
			34,604,614
Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.750%	10/03/26	2,365	2,508,351
Home Builders — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	858	916,818
6.750%	08/01/25	176	181,786
9.875%	04/01/27	586	659,656
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	793	866,409
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27(a)	911	952,290
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	1,130	1,204,698
Forestar Group, Inc.,
Gtd. Notes, 144A
8.000%	04/15/24	1,549	1,616,134
KB Home,
Gtd. Notes
7.625%	05/15/23	303	328,862
Lennar Corp.,
Gtd. Notes
4.125%	01/15/22	136	138,510
4.500%	04/30/24	199	217,142

A35

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
4.750%	11/15/22	205	$215,765
4.750%	05/30/25	41	45,791
4.750%	11/29/27	56	64,324
5.250%	06/01/26	10	11,489
5.875%	11/15/24	692	787,826
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26	176	184,166
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	714	738,629
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	474	471,205
5.250%	12/15/27	386	405,293
New Home Co., Inc. (The),
Gtd. Notes, 144A
7.250%	10/15/25	146	151,582
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30(a)	2,595	2,659,835
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	37	42,649
5.500%	03/01/26	21	24,475
6.000%	02/15/35	9	11,354
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	41	45,271
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23(a)	843	883,075
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27(a)	392	419,710
5.700%	06/15/28	39	43,092
			14,287,836
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	402	416,555
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.750%	02/26/29(a)	2,140	2,482,634
			2,899,189
Household Products/Wares — 0.0%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
2.431%	07/01/31	425	416,731
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25(a)	357	368,417
			785,148
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25(a)		565	$623,733
Insurance — 0.5%
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	–(d)(rr)		42	57,099
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.000%(c)	02/12/23(a)		294	295,441
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		1,116	1,187,330
4.375%	01/15/55		259	289,984
4.500%	07/16/44		785	893,555
Aon Corp.,
Gtd. Notes
2.800%	05/15/30(a)		1,061	1,084,607
3.750%	05/02/29		449	494,167
4.500%	12/15/28		1,060	1,215,665
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30		490	506,624
Athene Global Funding,
Sec’d. Notes, 144A
2.450%	08/20/27		4,565	4,612,755
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		2,515	2,944,163
China Reinsurance Finance Corp. Ltd. (China),
Sr. Unsec’d. Notes
3.375%	03/09/22		200	203,089
GA Global Funding Trust,
Sec’d. Notes, 144A
1.625%	01/15/26		615	614,360
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		175	199,183
Heungkuk Life Insurance Co. Ltd. (South Korea),
Sub. Notes
4.475%(ff)	11/09/22(oo)		200	202,124
KDB Life Insurance Co. Ltd. (South Korea),
Sub. Notes
7.500%(ff)	05/21/23(oo)		200	201,938
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60		1,240	1,261,405
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26	EUR	485	602,530
1.979%	03/21/30	EUR	307	403,779
2.250%	11/15/30(a)		1,466	1,440,638
4.375%	03/15/29		217	249,017

A36

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Nippon Life Insurance Co. (Japan),
Sub. Notes
2.750%(ff)	01/21/51	200	$190,657
OneAmerica Financial Partners, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50(a)	470	457,760
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	785	814,757
3.600%	05/15/24	225	242,667
			20,665,294
Internet — 0.6%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.250%	02/09/61(a)	2,940	2,722,928
3.600%	11/28/24(a)	875	949,871
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	853	973,357
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.375%	10/09/30(a)	520	502,474
3.075%	04/07/25(a)	800	843,558
4.375%	05/14/24(a)	565	620,448
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25(a)	1,289	1,438,525
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30(a)	455	460,442
Gtd. Notes, 144A
3.600%	12/15/23(a)	1,435	1,523,755
4.625%	08/01/27	705	783,690
6.250%	05/01/25	608	703,064
Meituan (China),
Sr. Unsec’d. Notes
3.050%	10/28/30	200	194,956
MercadoLibre, Inc. (Argentina),
Gtd. Notes
2.375%	01/14/26(a)	530	525,900
3.125%	01/14/31	710	675,507
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	100	113,127
6.375%	05/15/29	50	62,238
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	62	71,344
5.375%	11/15/29	56	66,188
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	3,690	4,137,888
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	1,640	1,695,068
3.832%	02/08/51	3,005	2,657,408
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60	2,540	$2,339,466
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50	275	253,588
3.975%	04/11/29	200	217,598
			24,532,388
Investment Companies — 0.4%
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26	4,185	4,071,589
CCTI 2017 Ltd. (China),
Gtd. Notes
3.625%	08/08/22	300	304,342
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/26	3,200	3,174,038
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.250%	11/13/24	300	312,871
3.625%	09/30/30	200	197,583
3.875%	11/13/29	200	202,542
4.500%	05/29/29	200	211,619
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
5.000%	11/19/25	200	219,978
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27(a)	1,300	1,339,607
Gtd. Notes, 144A
4.375%	02/01/29(a)	1,805	1,763,292
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24	390	409,055
2.875%	11/07/29(a)	261	269,954
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
3.400%	07/15/26(a)	2,550	2,583,991
Owl Rock Technology Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	06/17/26	1,915	1,955,514
Rongshi International Finance Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/21/29	300	319,075
			17,335,050
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	178	198,864
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	690	719,787
2.800%	12/15/24(a)	405	429,296
3.450%	04/15/30	415	444,002

A37

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30(a)	1,990	$2,083,031
			3,874,980
Leisure Time — 0.0%
Sunny Express Enterprises Corp. (China),
Gtd. Notes
3.125%	04/23/30	200	202,425
Lodging — 0.3%
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24	370	366,207
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	195	202,875
6.375%	04/01/26	208	214,749
Gtd. Notes, 144A
8.625%	06/01/25	186	206,806
Fortune Star BVI Ltd. (China),
Gtd. Notes
5.950%	10/19/25	200	209,256
Full House Resorts, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/28	58	61,771
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	62	65,723
Gtd. Notes, 144A
3.625%	02/15/32	2,065	2,004,635
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	213	222,205
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
5.375%	04/23/25	452	507,082
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	235	262,621
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32(a)	3,630	3,753,196
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31	490	481,732
Marriott Ownership Resorts, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/25(a)	436	463,791
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	275	287,141
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	25	26,238
5.500%	04/15/27	53	56,966
5.750%	06/15/25	54	58,832
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.375%	06/18/30	250	$264,588
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	89	90,346
Travel + Leisure Co.,
Sr. Sec’d. Notes, 144A
6.625%	07/31/26	132	149,775
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26	179	183,642
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27(a)	344	360,254
5.500%	03/01/25(a)	686	724,387
			11,224,818
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	11/08/24(a)	1,005	1,053,049
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	395	406,111
			1,459,160
Machinery-Diversified — 0.2%
Clark Equipment Co. (South Korea),
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	550	582,134
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23(a)	1,135	1,165,826
4.375%	04/05/22(a)	2,195	2,275,409
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24(a)	217	223,894
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24	1,045	1,106,536
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	748	753,078
Vertical US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	608	636,639
			6,743,516
Media — 1.4%
AMC Networks, Inc.,
Gtd. Notes
4.250%	02/15/29	3,310	3,217,481
4.750%	08/01/25(a)	276	283,335
5.000%	04/01/24(a)	319	325,207

A38

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)		3,955	$3,962,890
4.750%	03/01/30		453	469,578
5.000%	02/01/28(a)		1,140	1,205,874
5.125%	05/01/27		820	866,959
5.375%	06/01/29		393	422,659
5.500%	05/01/26		380	391,916
5.750%	02/15/26		1,092	1,127,863
5.875%	05/01/27		203	209,667
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.855%(c)	02/01/24		33	33,882
Sr. Sec’d. Notes
3.900%	06/01/52		280	268,876
4.800%	03/01/50		276	297,162
5.125%	07/01/49		210	237,064
5.375%	05/01/47		198	229,751
5.750%	04/01/48		185	224,420
6.484%	10/23/45		3,652	4,787,012
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)		449	451,245
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31(a)		2,648	2,551,107
2.650%	02/01/30		2,059	2,111,640
2.650%	08/15/62(a)		929	790,037
3.150%	02/15/28(a)		717	774,089
3.300%	04/01/27		202	220,465
3.400%	04/01/30(a)		3,196	3,457,436
3.750%	04/01/40		313	343,690
3.969%	11/01/47		303	339,295
4.000%	08/15/47		846	945,378
4.500%	01/15/43		219	262,326
4.600%	10/15/38		351	423,725
4.600%	08/15/45		316	384,108
4.700%	10/15/48		225	278,014
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,310	2,467,255
3.250%	12/15/22		300	313,758
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30(a)		613	645,676
7.500%	04/01/28		201	221,621
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		190	136,821
Discovery Communications LLC,
Gtd. Notes
1.900%	03/19/27	EUR	1,239	1,560,626
4.125%	05/15/29		162	178,622
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	290	$300,513
7.000%	05/15/27(a)	252	273,822
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26	299	317,206
Sr. Sec’d. Notes, 144A
4.750%	01/15/28	41	41,380
5.250%	08/15/27	333	342,756
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	379	389,984
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	388	459,245
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	295	298,189
5.625%	07/15/27(a)	359	376,632
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24(a)	802	825,565
5.000%	08/01/27(a)	535	560,341
5.375%	07/15/26(a)	292	301,666
5.500%	07/01/29(a)	450	486,688
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	194	251,649
TEGNA, Inc.,
Gtd. Notes
4.625%	03/15/28(a)	587	597,699
5.000%	09/15/29	68	70,522
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	500	534,335
5.875%	11/15/40	872	1,083,326
6.550%	05/01/37	470	618,474
6.750%	06/15/39	2,020	2,704,187
TWDC Enterprises 18 Corp.,
Gtd. Notes, GMTN
3.150%	09/17/25	402	434,980
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43	385	415,818
5.850%	09/01/43	722	923,026
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
4.375%	04/15/29	290	291,888
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49	1,585	1,448,752
4.700%	03/23/50	291	364,882

A39

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	404	$420,636
			52,552,691
Metal Fabricate/Hardware — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25	265	281,710
Mining — 0.5%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.250%	03/17/28	365	360,752
2.625%	09/10/30	285	279,313
3.950%	09/10/50	670	688,661
5.625%	04/01/30	1,969	2,352,033
AngloGold Ashanti Holdings PLC (Tanzania),
Gtd. Notes
3.750%	10/01/30	200	202,035
Chinalco Capital Holdings Ltd. (China),
Gtd. Notes
4.250%	04/21/22	300	305,626
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	2,740	2,804,613
4.500%	09/15/27	38	40,627
5.125%	05/15/24	43	46,981
Freeport-McMoRan, Inc.,
Gtd. Notes
5.000%	09/01/27	38	40,361
5.250%	09/01/29	38	41,655
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	3,062	3,012,760
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.500%	09/01/30(a)	6,613	6,354,544
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30(a)	998	972,130
Vedanta Resources Finance II PLC (India),
Gtd. Notes
13.875%	01/21/24	200	216,419
Gtd. Notes, 144A
8.950%	03/11/25	600	573,268
			18,291,778
Miscellaneous Manufacturing — 0.4%
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	946	1,018,688
4.250%	05/01/40(a)	2,805	3,081,513
4.350%	05/01/50	480	533,278
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	1,501	1,942,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25(a)	1,620	$1,670,012
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.700%	06/14/24	314	333,089
3.250%	06/14/29	329	351,547
Pearl Holding III Ltd. (China),
Sr. Sec’d. Notes
9.500%	12/11/22	200	60,494
Textron, Inc.,
Sr. Unsec’d. Notes
3.000%	06/01/30(a)	5,190	5,308,739
3.900%	09/17/29	1,059	1,152,891
			15,452,379
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA (Panama),
Sr. Unsec’d. Notes, 144A
2.375%	09/14/25	265	269,420
Oil & Gas — 1.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25	600	620,705
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26	683	734,698
3.790%	02/06/24	798	865,846
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23^(d)	483	—
California Resources Corp.,
Gtd. Notes, 144A
7.125%	02/01/26	191	194,386
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26	72	63,317
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21(d)	113	2,684
6.125%	02/15/21(d)	1,467	34,841
6.625%	08/15/20(d)	100	2,375
Gtd. Notes, 144A
5.875%	02/01/29(a)	475	503,821
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	297	287,100
Chevron USA, Inc.,
Gtd. Notes
4.950%	08/15/47	217	272,163
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	250	250,627
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.950%	04/19/22	2,445	2,521,318

A40

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		272	$277,801
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29		1,951	2,027,777
4.750%	05/31/25		1,370	1,531,325
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21		2,785	2,879,257
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26(a)		1,718	1,919,604
6.875%	04/29/30(a)		603	732,400
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26(a)		280	291,037
5.750%	01/30/28		57	60,194
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		1,970	1,985,345
5.875%	03/30/31		420	419,851
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.150%	01/15/26		814	915,226
EQT Corp.,
Sr. Unsec’d. Notes
5.000%	01/15/29		265	283,491
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.408%	06/26/39	EUR	1,150	1,335,835
Great Western Petroleum LLC/Great Western Finance Corp.,
Sec’d. Notes, 144A
12.000%	09/01/25		302	269,773
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.750%	06/30/23		270	283,141
6.125%	06/30/25		1,735	1,895,334
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/45		225	265,958
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		65	63,326
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25(a)		3,080	3,287,084
8.000%	07/15/25(a)		510	585,135
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		—(r)	23
Oil & Gas Holding Co. BSCC (The) (Bahrain),
Sr. Unsec’d. Notes
7.625%	11/07/24		261	290,470
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.125%	02/04/29	200	$221,520
Pan American Energy LLC (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	05/07/21	902	887,881
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
4.125%	02/15/28	125	131,473
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25(a)	280	286,090
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30	470	487,780
5.299%	01/27/25	405	446,312
5.600%	01/03/31(a)	483	508,851
6.250%	03/17/24	114	126,573
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.625%	01/23/46	130	102,939
6.350%	02/12/48	174	143,750
6.375%	01/23/45	566	475,623
6.840%	01/23/30	909	921,465
6.875%	10/16/25(a)	633	684,102
6.950%	01/28/60	494	424,910
7.690%	01/23/50	408	378,803
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	645	634,163
2.150%	01/15/31	509	480,463
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.125%	10/06/24	523	524,760
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	490	485,092
5.000%	03/15/23(a)	1,604	1,632,512
Santos Finance Ltd. (Australia),
Gtd. Notes, EMTN
5.250%	03/13/29	200	219,208
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70	1,865	1,654,574
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49(a)	1,595	1,728,213
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
8.875%	11/15/24	48	48,695
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29	2,564	2,582,577
3.875%	11/13/28(a)	329	367,596
4.550%	08/12/43	343	407,786

A41

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
SM Energy Co.,
Sec’d. Notes, 144A
10.000%	01/15/25(a)	730	$820,583
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	276	368,826
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26	109	112,307
6.000%	04/15/27	83	86,812
Talos Production, Inc.,
Sec’d. Notes, 144A
12.000%	01/15/26	1,124	1,098,058
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	6,005	6,393,176
Gtd. Notes, EMTN
3.750%	06/18/50	275	246,238
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26	1,701	1,817,228
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	1,881	2,025,053
5.875%	06/15/28	40	44,090
8.250%	08/01/23	50	57,384
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.000%	12/15/47	347	194,632
			58,211,366
Oil & Gas Services — 0.1%
Bristow Group, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/28	302	301,230
Hilong Holding Ltd. (China),
Gtd. Notes
8.250%	09/26/22(d)	200	157,283
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^	556	555,012
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24(a)	1,168	1,130,234
			2,143,759
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.875%	03/15/26	47	52,546
5.250%	07/01/25	62	70,096
CCL Industries, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.050%	06/01/30	1,375	1,397,928
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
3.200%	01/12/31		235	$223,257
7.000%	04/03/49		1,955	2,342,045
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23		225	240,642
				4,326,514
Pharmaceuticals — 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22		586	602,743
2.600%	11/21/24		6,458	6,813,740
3.200%	05/14/26		1,544	1,663,610
3.800%	03/15/25(a)		1,369	1,497,235
4.500%	05/14/35		1,237	1,439,858
4.550%	03/15/35		706	822,555
4.625%	10/01/42		6	7,024
4.700%	05/14/45		1,302	1,542,663
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30		2,039	1,867,643
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		512	567,083
9.250%	04/01/26		440	486,969
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)		1,685	1,717,846
5.250%	01/30/30(a)		1,690	1,697,241
7.000%	01/15/28		212	230,187
7.250%	05/30/29		218	242,770
9.000%	12/15/25(a)		446	484,582
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		503	517,055
5.750%	08/15/27		149	160,425
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.125%	01/06/30	EUR	500	602,220
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		195	211,807
4.375%	10/15/28		2,808	3,213,942
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		5,564	5,888,841
3.750%	04/01/30		830	905,537
4.300%	03/25/28		765	868,365
5.050%	03/25/48		3,090	3,793,083
5.125%	07/20/45		1,159	1,424,543
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21		28	28,270
5.272%	08/28/23(a)		269	289,501
5.900%	08/28/28		59	66,785

A42

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	500	$640,412
Johnson & Johnson,
Sr. Unsec’d. Notes
3.700%	03/01/46(a)		448	506,044
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.450%	06/24/50		245	216,906
3.400%	03/07/29		176	194,124
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30		2,354	2,441,397
3.450%	03/15/29		208	228,283
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.000%	07/09/40	EUR	1,175	1,478,591
2.050%	03/31/30		1,392	1,339,270
5.000%	11/26/28		377	445,568
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)		1,752	1,675,347
7.125%	01/31/25		1,795	1,982,105
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50		590	602,101
				51,404,271
Pipelines — 2.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		200	226,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25		109	117,458
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29		103	114,105
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26		38	37,593
4.150%	07/01/23		263	270,157
4.350%	10/15/24		350	360,919
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25		157	160,706
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35		900	923,040
3.402%	01/15/38		1,044	1,059,819
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,907	2,185,979
5.875%	03/31/25(a)		878	1,000,951
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		94	97,564
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.625%	10/01/26	214	$223,902
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28	290	302,229
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	49	52,098
5.375%	07/15/25	52	56,386
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	1,488	1,550,675
3.600%	02/01/23	849	884,380
4.050%	03/15/25	865	933,753
4.250%	03/15/23(a)	627	661,597
4.500%	04/15/24	350	381,419
5.500%	06/01/27(a)	630	726,726
6.050%	06/01/41(a)	5,060	5,749,465
6.500%	02/01/42	718	856,477
Gtd. Notes, Series 5Y
4.200%	09/15/23	1,355	1,451,651
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	110	118,452
5.000%	10/01/22	1,305	1,371,256
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	592	610,993
3.125%	07/31/29	480	506,892
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	1,665	1,623,187
6.500%	07/01/27	1,135	1,233,673
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.625%	03/31/36	225	215,613
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	315	306,321
2.940%	09/30/40	360	348,990
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	544	553,863
2.600%	10/15/25	1,004	1,019,984
3.450%	10/15/27	150	154,493
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24(a)	6,145	6,728,299
5.000%	08/15/42	258	288,329
Gtd. Notes, MTN
6.950%	01/15/38	259	348,927
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	335	372,188
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	825	824,291
2.650%	08/15/30(a)	1,233	1,209,144

A43

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.875%	12/01/24	1,357	$1,523,563
New Fortress Energy, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	09/30/26	1,105	1,113,287
6.750%	09/15/25(a)	2,690	2,763,893
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)	710	736,660
4.875%	08/15/27(a)	717	802,579
7.768%	12/15/37	207	275,461
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,610	1,799,005
Oleoducto Central SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	255	269,541
ONEOK, Inc.,
Gtd. Notes
5.850%	01/15/26	940	1,101,217
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30(a)	525	534,821
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25(a)	1,155	1,205,744
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	238	261,571
5.000%	03/15/27	580	661,191
5.625%	04/15/23(a)	996	1,080,444
5.625%	03/01/25	1,998	2,286,083
5.750%	05/15/24	3,250	3,672,208
5.875%	06/30/26	3,013	3,533,829
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	179	193,419
5.950%	12/01/25	335	390,132
6.100%	02/15/42	190	212,545
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	47	48,910
5.375%	02/01/27	180	186,928
5.500%	03/01/30	62	65,090
5.875%	04/15/26(a)	298	312,261
6.500%	07/15/27	285	309,670
6.875%	01/15/29	288	317,220
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	1,029	1,092,850
4.150%	01/15/48	99	100,192
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	266	299,704
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	689	709,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.000%	03/15/28	678	$753,962
7.850%	02/01/26(a)	2,145	2,720,723
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	2,680	3,042,478
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.850%
2.325%(c)	01/13/23	589	578,505
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	273	266,959
3.500%	11/15/30(a)	3,655	3,876,819
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	179	237,862
			77,556,612
Real Estate — 0.2%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	01/02/25	200	204,549
Sr. Unsec’d. Notes
8.375%(ff)	12/04/23(oo)	200	209,079
Arabian Centres Sukuk II Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.625%	10/07/26	345	346,294
CFLD Cayman Investment Ltd. (China),
Gtd. Notes
8.600%	04/08/24	200	74,620
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	02/08/24	250	250,699
China Evergrande Group (China),
Sr. Sec’d. Notes
12.000%	01/22/24	250	232,564
China Resources Land Ltd. (China),
Sub. Notes, EMTN
3.750%(ff)	12/09/24(oo)	200	207,568
China SCE Group Holdings Ltd. (China),
Sr. Sec’d. Notes
7.000%	05/02/25	200	202,115
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.950%	10/20/25	250	265,561
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
3.300%	01/12/31	200	189,287
5.400%	05/27/25	200	214,589
6.150%	09/17/25	200	221,689
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
8.125%	07/11/24	200	181,549
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24	200	208,711

A44

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
7.950%	07/05/22	200	$194,150
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25(a)	705	737,631
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	507	531,983
Jingrui Holdings Ltd. (China),
Sr. Sec’d. Notes
9.450%	04/23/21	200	198,286
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
9.375%	06/30/24	200	192,664
10.875%	07/23/23	200	208,100
11.950%	10/22/22	200	210,170
Logan Group Co. Ltd. (China),
Gtd. Notes
6.500%	07/16/23	200	204,883
NWD MTN Ltd. (Hong Kong),
Gtd. Notes
4.125%	07/18/29	200	204,801
Powerlong Real Estate Holdings Ltd. (China),
Sr. Sec’d. Notes
7.125%	11/08/22	200	209,140
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	68	75,343
Redsun Properties Group Ltd. (China),
Gtd. Notes
10.500%	10/03/22	200	210,599
RKPF Overseas 2019 A Ltd. (China),
Gtd. Notes
6.000%	09/04/25	200	208,024
Ronshine China Holdings Ltd. (China),
Gtd. Notes, EMTN
5.500%	02/01/22	200	197,955
Sr. Sec’d. Notes
8.950%	01/22/23	200	200,882
Scenery Journey Ltd. (China),
Gtd. Notes
12.000%	10/24/23	250	220,599
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.600%	07/13/30	250	263,609
Shui On Development Holding Ltd. (China),
Gtd. Notes
6.150%	08/24/24	200	209,062
Sino-Ocean Land Treasure IV Ltd. (China),
Gtd. Notes
4.750%	08/05/29	200	202,986
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.000%	07/09/25	200	205,489
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Theta Capital Pte Ltd. (Indonesia),
Gtd. Notes
8.125%	01/22/25	200	$204,651
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	04/26/22	200	202,457
Vanke Real Estate Hong Kong Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.150%	05/12/25	200	207,507
Wanda Group Overseas Ltd. (China),
Gtd. Notes
7.500%	07/24/22	200	178,895
Wheelock MTN BVI Ltd. (Hong Kong),
Gtd. Notes, EMTN
2.375%	01/25/26	200	199,672
Yanlord Land HK Co. Ltd. (China),
Sr. Sec’d. Notes
6.800%	02/27/24	200	210,649
Yuzhou Group Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
8.500%	02/26/24	300	271,844
Zhenro Properties Group Ltd. (China),
Gtd. Notes
7.350%	02/05/25	200	197,654
			9,568,559
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	240	239,052
1.600%	04/15/26	437	437,741
2.100%	06/15/30	802	766,294
2.400%	03/15/25(a)	1,511	1,575,426
3.375%	10/15/26	236	254,904
3.800%	08/15/29	515	561,272
3.950%	03/15/29	702	772,191
5.000%	02/15/24	54	60,253
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	410	442,556
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	328	349,330
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.050%	07/15/26	1,155	1,117,838
1.350%	07/15/25	610	608,385
2.100%	04/01/31	312	294,540
3.100%	11/15/29	2,314	2,386,604
3.300%	07/01/30(a)	745	778,597
3.800%	02/15/28	201	219,107
4.150%	07/01/50	175	186,705
4.450%	02/15/26	9	10,140
5.200%	02/15/49	329	400,262

A45

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	580	$674,318
1.500%	03/15/30	EUR	1,050	1,297,670
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31		1,454	1,352,402
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25		1,340	1,314,139
1.250%	07/15/25		450	446,324
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25(a)		380	387,622
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30		1,332	1,389,488
4.000%	01/15/31		557	575,992
5.750%	06/01/28		229	264,512
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31(a)		2,860	2,826,651
iStar, Inc.,
Sr. Unsec’d. Notes
4.250%	08/01/25		4,000	4,027,213
4.750%	10/01/24		310	322,927
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		192	201,603
5.625%	05/01/24(a)		665	714,660
5.750%	02/01/27		543	599,265
Gtd. Notes, 144A
4.625%	06/15/25		91	95,901
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		56	58,949
5.000%	10/15/27		497	523,213
5.250%	08/01/26		32	33,113
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	04/15/51(a)		630	619,741
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28		65	68,982
Prologis Euro Finance LLC,
Gtd. Notes
1.500%	09/10/49	EUR	840	959,994
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33		1,070	981,091
3.000%	01/15/27		107	113,517
3.250%	01/15/31		1,437	1,518,989
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	261	$267,572
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29(a)	2,675	2,571,001
Service Properties Trust,
Gtd. Notes
5.500%	12/15/27	91	95,982
7.500%	09/15/25	169	192,670
Sr. Unsec’d. Notes
4.350%	10/01/24	209	207,979
4.500%	06/15/23(a)	890	903,924
5.000%	08/15/22	517	524,638
Trust Fibra Uno (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	01/30/26	225	248,432
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	3,464	3,528,235
3.750%	02/15/27	47	46,958
4.125%	08/15/30	685	690,572
4.250%	12/01/26	1,942	1,988,071
4.625%	12/01/29	62	64,349
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31	1,045	1,042,586
XHR LP,
Sr. Sec’d. Notes, 144A
6.375%	08/15/25	160	168,958
			45,371,400
Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	47	47,540
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	1,269	1,378,233
Asbury Automotive Group, Inc.,
Gtd. Notes
4.500%	03/01/28	295	301,261
4.750%	03/01/30	295	304,695
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25(a)	382	389,890
CK Hutchison International 20 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.500%	05/08/30	1,695	1,685,426
El Puerto de Liverpool SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	10/06/26	4,350	4,675,802
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23	2,270	2,381,118
4.375%	01/27/25(a)	1,225	1,335,580

A46

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	490	$495,573
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	850	844,536
Haidilao International Holding Ltd. (China),
Sr. Unsec’d. Notes
2.150%	01/14/26	200	197,632
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	2,500	2,653,516
InRetail Consumer (Peru),
Sr. Sec’d. Notes, 144A
3.250%	03/22/28	220	219,528
IRB Holding Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	195	210,217
Ken Garff Automotive LLC,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	745	743,231
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.375%	01/15/31	1,525	1,584,109
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	565	537,433
2.625%	04/01/31	70	70,360
3.650%	04/05/29	901	985,529
4.000%	04/15/25(a)	1,245	1,377,525
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/01/30	440	430,413
2.625%	09/01/29(a)	663	678,987
3.600%	07/01/30(a)	523	571,058
4.875%	12/09/45	1,066	1,304,134
Starbucks Corp.,
Sr. Unsec’d. Notes
2.250%	03/12/30	753	743,137
2.550%	11/15/30(a)	1,024	1,027,462
			27,173,925
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	2,800	2,887,988
Semiconductors — 1.1%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50(a)	466	435,132
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	593	643,390
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	772	822,405
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
4.110%	09/15/28	649	$708,612
4.750%	04/15/29	490	550,790
5.000%	04/15/30	2,947	3,358,763
Gtd. Notes, 144A
3.750%	02/15/51	2,490	2,386,346
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	7,751	7,773,199
3.469%	04/15/34	3,007	3,017,282
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	1,076	1,161,142
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50	1,407	1,367,120
4.100%	03/15/29	1,142	1,286,639
Lam Research Corp.,
Sr. Unsec’d. Notes
2.875%	06/15/50	647	617,098
3.750%	03/15/26	1,639	1,819,926
4.875%	03/15/49(a)	439	568,519
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23	1,690	1,812,580
Sr. Sec’d. Notes, 144A
2.670%	09/01/23(a)	1,615	1,683,859
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	2,255	2,340,089
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30(a)	712	747,765
3.200%	09/16/26	558	608,713
3.500%	04/01/50(a)	561	592,699
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30(a)	2,358	2,487,025
4.300%	06/18/29(a)	1,370	1,534,607
Qorvo, Inc.,
Gtd. Notes, 144A
3.375%	04/01/31	1,275	1,248,759
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47	195	229,801
4.800%	05/20/45(a)	582	726,916
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	214	205,749
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30	3,305	3,232,376
			43,967,301
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.844%	05/01/25(a)	650	708,848

A47

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Shipbuilding (cont’d.)
4.200%	05/01/30		1,531	$1,706,491
				2,415,339
Software — 0.8%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30		844	763,270
2.500%	09/15/50		570	479,316
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27(a)		1,656	1,815,263
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/30		755	776,284
4.500%	12/01/27		1,029	1,169,762
Fidelity National Information Services, Inc.,
Gtd. Notes
2.950%	05/21/39	EUR	600	850,312
Sr. Unsec’d. Notes
1.000%	12/03/28	EUR	1,050	1,266,211
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30		151	152,498
3.200%	07/01/26		458	493,902
3.500%	07/01/29(a)		3,856	4,158,716
J2 Global, Inc.,
Gtd. Notes, 144A
4.625%	10/15/30(a)		3,160	3,198,535
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52		2,566	2,524,828
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40		1,823	1,832,965
3.600%	04/01/50		270	262,030
3.650%	03/25/41		2,219	2,246,322
3.850%	07/15/36		831	879,922
3.900%	05/15/35		421	454,238
4.000%	07/15/46		216	222,730
4.100%	03/25/61		4,035	4,173,794
4.125%	05/15/45		2,663	2,792,899
5.375%	07/15/40		167	204,969
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29		109	107,389
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27		1,490	1,440,219
2.950%	09/15/29		277	288,773
				32,555,147
Storage/Warehousing — 0.0%
GLP China Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.950%	03/29/26		200	199,310
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications — 2.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,689	$1,756,833
8.125%	02/01/27		465	509,549
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		2,560	2,608,490
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28(a)		288	278,801
1.700%	03/25/26		5,492	5,492,489
2.300%	06/01/27		650	662,687
2.600%	05/19/38	EUR	380	503,730
2.750%	06/01/31(a)		2,011	2,003,400
3.150%	09/04/36	EUR	190	266,889
3.650%	06/01/51(a)		450	435,101
3.800%	02/15/27		574	634,176
4.300%	02/15/30		1,393	1,568,204
4.500%	03/09/48		862	945,986
5.150%	03/15/42(a)		685	822,628
Sr. Unsec’d. Notes, 144A
(1.937)%(s)	11/27/22		4,000	3,974,301
2.550%	12/01/33		2,712	2,574,203
3.500%	09/15/53		3,308	3,059,124
3.550%	09/15/55		1,031	943,597
3.650%	09/15/59		1,344	1,230,142
3.800%	12/01/57		1,890	1,800,786
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		333	348,664
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.350%	05/20/24		200	220,693
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes
3.250%	06/03/31		200	195,588
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		1,935	2,080,097
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		527	563,781
Corning, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/57		310	339,271
5.450%	11/15/79(a)		2,990	3,721,191
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27(a)		514	563,038
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25		182	150,663
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		67	64,932

A48

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	89	$89,733
Sr. Sec’d. Notes, 144A
8.750%	05/25/24(a)	168	173,653
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	200	183,732
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/26	205	228,038
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
2.500%	07/23/30	200	188,984
Juniper Networks, Inc.,
Sr. Unsec’d. Notes
2.000%	12/10/30(a)	510	469,671
Kenbourne Invest SA (Chile),
Gtd. Notes, 144A
4.700%	01/22/28(a)	1,300	1,331,404
6.875%	11/26/24	501	533,655
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	274	282,141
Gtd. Notes, 144A
3.625%	01/15/29(a)	756	733,217
4.250%	07/01/28	1,022	1,033,204
4.625%	09/15/27	62	63,780
Liquid Telecommunications Financing PLC (South Africa),
Sr. Sec’d. Notes, 144A
5.500%	09/04/26	200	210,452
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.500%	04/27/31(a)	775	807,410
6.625%	10/15/26	1,066	1,136,062
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	1,802	2,044,363
5.500%	09/01/44	666	807,475
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or Cash Coupon 8.000% and PIK 4.000%
10.000%	07/27/25	322	338,335
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	2,435	2,408,751
3.250%	02/21/23	2,140	2,236,515
3.875%	01/31/28(a)	900	1,009,087
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	500	596,430
7.625%	03/01/26(a)	657	804,885
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	266	267,893
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	04/15/27	2,008	$2,193,455
3.875%	04/15/30	9,193	9,975,337
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	403	398,085
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	2,021	1,859,525
1.750%	01/20/31	597	555,842
2.100%	03/22/28	2,814	2,823,115
2.550%	03/21/31	359	358,529
3.000%	03/22/27(a)	615	657,000
3.150%	03/22/30	1,908	2,010,415
3.550%	03/22/51	380	379,733
3.700%	03/22/61	1,239	1,225,792
3.875%	02/08/29(a)	1,843	2,058,428
4.272%	01/15/36	3,974	4,476,911
4.329%	09/21/28(a)	889	1,017,892
4.500%	08/10/33	901	1,049,655
4.862%	08/21/46	823	991,578
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	02/19/43	355	396,565
5.250%	05/30/48(a)	1,873	2,341,114
			93,066,875
Textiles — 0.1%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/30	3,640	3,910,156
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22	200	36,437
			3,946,593
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
2.600%	11/19/22	1,463	1,508,216
3.550%	11/19/26	1,165	1,257,456
3.900%	11/19/29	215	230,291
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26	1,075	1,100,281
			4,096,244
Transportation — 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51	1,400	1,408,055
5.050%	03/01/41	3	3,780
5.750%	05/01/40	545	735,320

A49

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	333	$327,343
4.250%	03/15/29	422	479,759
4.300%	03/01/48	835	951,627
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes, 144A
3.068%	08/18/50	750	657,628
ENA Master Trust (Panama),
Sr. Sec’d. Notes, 144A
4.000%	05/19/48	200	203,021
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45	413	445,244
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	488	522,713
3.400%	11/01/49	545	543,418
3.650%	08/01/25	395	432,346
4.050%	08/15/52	212	233,505
4.450%	06/15/45	206	239,370
Pacific National Finance Pty Ltd. (Australia),
Gtd. Notes, EMTN
4.750%	03/22/28	200	209,772
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24	1,831	1,922,355
4.625%	06/01/25	2,065	2,327,985
Simpar Europe SA (Brazil),
Gtd. Notes, 144A
5.200%	01/26/31	355	348,130
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	03/01/26	697	739,950
3.250%	08/15/25	505	545,696
3.839%	03/20/60	1,232	1,306,413
3.950%	08/15/59	343	367,579
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	03/15/29	1,247	1,359,918
4.450%	04/01/30(a)	1,792	2,100,724
5.200%	04/01/40	907	1,175,114
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	155	157,547
6.750%	08/15/24	367	385,197
			20,129,509
Trucking & Leasing — 0.1%
CMB International Leasing Management Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.000%	02/04/26	200	197,608
2.750%	08/12/30	200	191,981
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
2.625%	03/20/25	290	291,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
GATX Corp.,
Sr. Unsec’d. Notes
4.000%	06/30/30	815	$901,602
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	457	448,942
2.700%	03/14/23	1,252	1,297,823
2.700%	11/01/24	240	253,007
3.950%	03/10/25	315	343,953
4.000%	07/15/25	675	740,807
4.250%	01/17/23	445	473,044
			5,140,494
Water — 0.0%
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
2.704%	04/15/30(a)	1,055	1,065,740

Total Corporate Bonds (cost $1,514,645,097)			1,538,020,364
Municipal Bonds — 0.4%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
7.043%	04/01/50	915	1,507,280
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.600%	08/01/42	560	877,934
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	395	521,819
State of California,
General Obligation Unlimited, Taxable
4.600%	04/01/38	2,115	2,425,101
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	940	1,438,097
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	152	188,130
			6,958,361
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.637%	04/01/57	359	514,565
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	1,195	1,344,913
Massachusetts — 0.0%
Massachusetts Housing Finance Agency,
Revenue Bonds, Series A
4.500%	12/01/48	185	197,946

A50

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	205	$322,719
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	290	396,656
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	110	159,733
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	125	160,091
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
4.960%	08/01/46	655	837,752
5.647%	11/01/40	190	256,791
			1,811,023
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	350	610,523
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	295	411,501
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	390	553,843
			965,344
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	3,720	3,343,239

Total Municipal Bonds (cost $15,499,686)			16,068,633
Residential Mortgage-Backed Securities — 2.1%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
3.201%(cc)	09/25/35	664	632,122
AJAX Mortgage Loan Trust,
Series 2020-C, Class A, 144A
2.250%	09/27/60	3,297	3,291,877
Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.500%	05/25/36	304	217,144
Series 2006-17T1, Class A1
6.250%	06/25/36	1,931	1,109,552
Series 2006-OA16, Class A2, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.299%(c)	10/25/46	390	377,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.339%(c)	11/25/36	308	$288,522
Series 2007-03T1, Class 1A1
6.000%	04/25/37	64	42,465
Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.289%(c)	05/25/47	1,816	1,728,681
American Home Mortgage Assets Trust,
Series 2006-05, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.920% (Cap N/A, Floor 0.920%)
1.179%(c)	11/25/46	136	60,075
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.959%(c)	02/25/47	180	103,513
APS Resecuritization Trust,
Series 2016-03, Class 3A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	09/27/46	1,020	1,020,440
Series 2016-03, Class 4A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	04/27/47	153	152,359
BCAP LLC Trust,
Series 2011-RR05, Class 11A5, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.418%(c)	05/28/36	597	577,300
Series 2011-RR05, Class 12A1, 144A
4.850%(cc)	03/26/37	476	480,869
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-03, Class 1A1
3.488%(cc)	07/25/34	293	283,659
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
2.757%(cc)	01/26/36	1,250	1,055,851
Chase Mortgage Finance Trust,
Series 2007-S06, Class 1A1
6.000%	12/25/37	4,277	2,728,397
CitiMortgage Alternative Loan Trust,
Series 2007-A06, Class 1A11
6.000%	06/25/37	89	88,625
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350% (Cap 6.250%, Floor 1.350%)
1.459%(c)	11/25/35	250	46,075
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT01, Class M1, 144A
3.388%(cc)	04/25/65	550	558,004
Credit Suisse Mortgage Trust,
Series 2014-09R, Class 9A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.238%(c)	08/27/36	293	263,533
Credit Suisse Mortgage-Backed Trust,
Series 2007-01, Class 5A13
6.000%	02/25/37	1,730	1,519,081

A51

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA04, Class A2A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.279%(c)	08/25/47	223	$260,344
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB03, Class A3
6.510%(cc)	07/25/36	101	98,333
Fannie Mae REMIC Trust,
Series 2003-W01, Class 1A1
5.076%(cc)	12/25/42	208	226,341
Fannie Mae REMICS,
Series 2005-59, Class DQ, 1 Month LIBOR x (3) + 17.000% (Cap 17.000%, Floor 0.000%)
16.728%(c)	05/25/35	184	202,641
Series 2006-118, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.178%(c)	12/25/36	176	175,406
Series 2007-73, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.178%(c)	07/25/37	475	466,977
Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000% (Cap 33.000%, Floor 0.000%)
32.457%(c)	08/25/36	397	736,423
Series 2011-84, Class PZ
5.250%	09/25/41	3,289	3,895,725
Series 2012-03, Class FP, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
0.509%(c)	03/25/39	35	34,655
Series 2016-26, Class KL, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	11/25/42	1,254	1,222,381
Series 2016-32, Class GT, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	01/25/43	399	406,750
Series 2021-24, Class IO, IO
1.258%(cc)	03/25/59^	3,010	252,088
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN01, Class B, 1 Month LIBOR + 11.500% (Cap N/A, Floor 0.000%)
11.609%(c)	01/25/25	234	244,482
Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950% (Cap N/A, Floor 0.000%)
8.059%(c)	05/25/25	241	245,386
Series 2017-DNA03, Class B1, 1 Month LIBOR + 4.450% (Cap N/A, Floor 0.000%)
4.559%(c)	03/25/30	250	259,421
Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.559%(c)	12/25/42	149	147,784
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.017%(c)	11/25/50	280	286,660
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.859%(c)	08/25/50	400	403,571
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.017%(c)	12/25/50	420	$413,462
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.667%(c)	01/25/51	620	596,748
Series 2021-DNA1, Class B2, 144A, 30 Day Average SOFR + 4.750% (Cap N/A, Floor 0.000%)
4.767%(c)	01/25/51	600	559,924
Freddie Mac REMICS,
Series 4493, Class SM, 1 Month LIBOR x (2) + 6.000% (Cap 6.000%, Floor 0.000%)
5.841%(c)	07/15/45	1,425	1,413,514
Series 4910, Class MI, IO
4.000%	08/25/49	3,242	231,359
Series 5094, Class IO, IO
1.706%(cc)	12/15/48^	1,140	112,976
Government National Mortgage Assoc.,
Series 2010-H03, Class FA, 1 Month LIBOR + 0.550% (Cap 10.690%, Floor 0.550%)
0.665%(c)	03/20/60	187	188,244
Series 2012-H10, Class FA, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
0.670%(c)	12/20/61	574	576,868
Series 2012-H29, Class FA, 1 Month LIBOR + 0.515% (Cap 11.500%, Floor 0.515%)
0.635%(c)	10/20/62	621	623,248
Series 2013-H08, Class BF, 1 Month LIBOR + 0.400% (Cap 10.000%, Floor 0.400%)
0.520%(c)	03/20/63	442	442,729
Series 2014-H17, Class FC, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.620%(c)	07/20/64	692	694,005
Series 2015-H05, Class FA, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.420%(c)	04/20/61	29	28,501
Series 2015-H10, Class JA
2.250%	04/20/65	2,932	2,978,285
Series 2015-H11, Class FA, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.370%(c)	04/20/65	9	9,200
Series 2016-H01, Class AI, IO
1.629%(cc)	01/20/66	6,271	441,224
Series 2016-H01, Class HZ
4.527%(cc)	10/20/65	1,262	1,408,396
Series 2016-H19, Class FC, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.520%(c)	08/20/66	87	86,934
Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.520%(c)	09/20/63	14	13,547
Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.320%(c)	10/20/64	25	25,176
Series 2019-44, Class CI, IO
5.000%	04/20/49	4,085	280,293

A52

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-H04, Class DZ
4.325%(cc)	03/20/69	9,290	$10,785,238
Series 2021-H03, Class IO, IO
4.098%(cc)	04/20/70	10,435	1,289,060
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
2.684%(cc)	10/25/33	221	224,860
GSR Mortgage Loan Trust,
Series 2007-OA02, Class 2A1
2.355%(cc)	06/25/47	144	118,389
IndyMac INDX Mortgage Loan Trust,
Series 2007-AR19, Class 3A1
3.133%(cc)	09/25/37	429	302,848
JPMorgan Alternative Loan Trust,
Series 2008-R04, Class 1A1, 144A
6.000%	12/27/36	1,689	1,260,900
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
0.952%(c)	12/22/69	1,284	1,285,579
Legacy Mortgage Asset Trust,
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	467	475,204
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	543	547,261
Lehman XS Trust,
Series 2007-16N, Class AF2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.059%(c)	09/25/47	388	402,897
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	297	298,840
MCM Trust,
Series 2018-NPL02, 144A
0.000%	10/25/28	1,402	759,239
Merrill Lynch Mortgage Investors Trust,
Series 2003-A03, Class 1A
2.123%(cc)	05/25/33	648	663,910
MFA Trust,
Series 2020-NQM01, Class A3, 144A
2.300%(cc)	08/25/49	93	94,111
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 144A, 1 Month LIBOR + 0.340% (Cap 9.000%, Floor 0.340%)
0.455%(c)	04/16/36	761	701,355
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	259	274,335
Series 2020-RPL01, Class B3, 144A
3.913%(cc)	11/25/59	720	578,089
Series 2020-RPL02, Class A1, 144A
3.578%(cc)	08/25/25	1,460	1,487,954
NYMT Loan Trust,
Series 2020-SP02, Class A1, 144A
2.944%(cc)	10/25/60	2,141	2,149,090
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
OBX Trust,
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	715	$730,250
PRPM LLC,
Series 2020-03, Class A1, 144A
2.857%	09/25/25	2,663	2,681,698
Series 2020-05, Class A1, 144A
3.104%	11/25/25	2,079	2,093,145
Reperforming Loan REMIC Trust,
Series 2005-R03, Class AF, 144A, 1 Month LIBOR + 0.400% (Cap 9.500%, Floor 0.400%)
0.509%(c)	09/25/35	31	27,373
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 3A1
6.500%	07/25/36	8,267	3,866,976
RFMSI Trust,
Series 2006-SA02, Class 2A1
4.652%(cc)	08/25/36	717	596,525
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class B, PO, 144A
18.437%(s)	07/25/56	315	50,068
Series 2017-03, Class BIO, 144A
0.000%(cc)	07/25/56	973	112,074
Seasoned Loans Structured Transaction Trust,
Series 2020-02, Class M1, 144A
4.750%(cc)	09/25/60	1,720	1,769,040
Sequoia Mortgage Trust,
Series 2007-03, Class 2AA1
3.210%(cc)	07/20/37	181	166,916
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47	244	247,720
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47	77	76,993
Series 2018-CH01, Class A1, 144A
4.000%(cc)	02/25/48	533	542,920
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48	1,109	1,137,413
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 3A1
2.968%(cc)	01/25/35	518	525,681
Series 2006-03, Class 4A
3.304%(cc)	04/25/36	149	117,003
Thornburg Mortgage Securities Trust,
Series 2006-05, Class A1
3.054%(cc)	10/25/46	1,383	1,399,077
TVC Mortgage Trust,
Series 2020-RTL01, Class A1, 144A
3.474%	09/25/24	270	271,866
Verus Securitization Trust,
Series 2020-04, Class A3, 144A
2.321%	05/25/65	322	326,990
Series 2020-04, Class M1, 144A
3.291%(cc)	05/25/65	360	368,222
Series 2020-05, Class M1, 144A
2.601%(cc)	05/25/65	264	264,256

A53

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Vista Point Securitization Trust,
Series 2020-02, Class A3, 144A
2.496%(cc)	04/25/65		401	$405,595
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65		170	172,526
Voyager OPTONE Delaware Trust,
Series 2009-01, Class SAA7, IO, 144A
6.721%(cc)	02/25/38		2,190	664,904
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.459%(c)	11/25/42		67	65,566
Series 2006-04, Class 3A1
6.500%(cc)	05/25/36		314	308,443

Total Residential Mortgage-Backed Securities (cost $83,552,685)				80,003,794
Sovereign Bonds — 3.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/35		1,844	548,463
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.000%	09/19/44		290	270,959
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		3,738	3,627,012
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.125%	04/15/31(a)		3,731	3,649,662
3.875%	04/25/27		1,490	1,594,742
4.125%	05/15/51		1,640	1,561,171
4.500%	03/15/29		1,208	1,318,370
5.200%	05/15/49		1,453	1,598,436
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		3,010	3,034,474
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32(a)		6,080	6,170,463
5.300%	01/21/41		1,790	1,762,603
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
0.500%(cc)	07/31/35		154	70,587
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.625%	05/29/32		284	290,514
7.903%	02/21/48		352	331,272
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50		520	530,943
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		2,975	2,784,893
6.375%	04/11/31	EUR	275	330,555
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
7.750%	04/07/29		410	408,863
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
8.625%	04/07/34		322	$317,434
8.875%	05/07/42		323	311,751
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		798	903,979
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30(a)		1,200	1,221,948
4.100%	04/24/28(v)		1,378	1,525,121
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		1,970	2,015,427
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		200	222,010
Indonesia Treasury Bond (Indonesia),
Bonds, Series 076
7.375%	05/15/48	IDR	6,592,000	451,696
Bonds, Series 080
7.500%	06/15/35	IDR	10,054,000	706,243
Bonds, Series 087
6.500%	02/15/31	IDR	11,391,000	769,176
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	204,300	9,922,262
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	427,853	23,493,949
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)		10,328	9,787,940
3.771%	05/24/61(a)		2,565	2,271,655
4.500%	01/31/50(a)		2,767	2,804,617
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.000%	12/15/50		2,605	2,315,707
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22		2,585	2,623,938
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		349	363,288
3.875%	03/17/28(a)		3,089	3,372,119
4.500%	04/01/56		935	1,026,591
Sr. Unsub. Notes
2.252%	09/29/32		697	659,722
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
3.800%	06/23/50(a)		200	202,984
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		570	586,904
4.125%	08/25/27		1,691	1,889,481
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		3,042	3,222,749
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,440	2,598,664
4.400%	04/16/50		1,400	1,626,977

A54

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31(a)		587	$587,634
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31	RUB	11,962	175,720
Bonds, Series 6219
7.750%	09/16/26	RUB	130,156	1,804,670
Bonds, Series 6228
7.650%	04/10/30	RUB	85,241	1,180,640
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/26/26		5,155	5,545,547
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
7.550%	03/28/30		200	122,674
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.253%	03/15/33		427	424,778
7.375%	09/25/32		520	523,057
9.750%	11/01/28		847	986,584
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33		3,040	3,024,182
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27(a)		1,315	1,494,032
5.100%	06/18/50(a)		292	361,990
8.500%	03/15/28	UYU	14,080	332,210
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	128,765	3,038,141
9.875%	06/20/22	UYU	46,830	1,099,652

Total Sovereign Bonds (cost $131,752,757)				127,799,825
U.S. Government Agency Obligations — 26.8%
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		208	200,859
1.500%	01/01/51		432	416,902
2.000%	09/01/50		2,896	2,867,116
2.000%	12/01/50		1,360	1,358,496
2.000%	12/01/50		1,837	1,835,454
2.000%	12/01/50		5,383	5,378,034
2.000%	01/01/51		2,662	2,659,843
2.000%	01/01/51		5,619	5,613,695
2.000%	02/01/51		1,231	1,229,898
2.000%	03/01/51		620	619,261
2.000%	03/01/51		2,545	2,542,936
2.000%	04/01/51		570	569,320
2.000%	04/01/51		1,190	1,188,944
2.000%	04/01/51		2,190	2,188,057
2.500%	02/01/30		176	184,254
2.500%	04/01/30		177	185,846
2.500%	05/01/30		322	337,769
2.500%	07/01/30		19	19,506
2.500%	07/01/30		23	23,847
2.500%	07/01/30		74	77,150
2.500%	07/01/30		74	78,104
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	08/01/30	284	$298,164
2.500%	08/01/30	344	360,900
2.500%	09/01/30	267	280,417
2.500%	09/01/30	802	840,809
2.500%	04/01/31	656	687,513
2.500%	03/01/50	791	813,692
2.500%	07/01/50	11,635	11,804,275
2.500%	08/01/50	736	757,413
2.500%	09/01/50	12,791	13,137,631
2.500%	11/01/50	397	408,573
3.000%	09/01/27	175	184,462
3.000%	07/01/28	94	99,041
3.000%	01/01/30	94	100,275
3.000%	01/01/30	121	128,935
3.000%	02/01/30	752	800,373
3.000%	06/01/30	464	494,680
3.000%	07/01/30	53	56,122
3.000%	07/01/30	401	426,544
3.000%	08/01/30	52	55,071
3.000%	08/01/30	78	82,841
3.000%	10/01/32	9	9,538
3.000%	11/01/32	12	12,517
3.000%	12/01/32	11	11,549
3.000%	09/01/37	79	82,707
3.000%	06/01/38	1,526	1,599,467
3.000%	12/01/43	10,733	11,425,189
3.000%	12/01/46	33	35,384
3.000%	12/01/46	111	117,635
3.000%	12/01/46	186	197,622
3.000%	12/01/46	400	422,843
3.000%	02/01/47	2,990	3,180,942
3.000%	06/01/50	718	735,827
3.000%	07/01/50	1,267	1,300,814
3.000%	08/01/50	934	986,546
3.000%	08/01/50	1,750	1,864,003
3.000%	08/01/50	2,418	2,576,440
3.000%	08/01/50	2,952	3,146,196
3.000%	09/01/50	21,602	22,580,762
3.500%	09/01/30	489	529,424
3.500%	02/01/31	89	95,996
3.500%	04/01/31	36	39,061
3.500%	04/01/31	624	681,398
3.500%	04/01/32	1,684	1,838,641
3.500%	01/01/34	559	603,952
3.500%	05/01/35	2,188	2,363,171
3.500%	04/01/42	201	218,823
3.500%	05/01/42	7	7,435
3.500%	05/01/42	20	21,191
3.500%	08/01/42	72	77,883
3.500%	08/01/42	180	195,549
3.500%	10/01/42	40	43,662
3.500%	02/01/43	1,888	2,053,353
3.500%	06/01/43	125	135,710
3.500%	06/01/44	101	109,322
3.500%	01/01/45	14,333	15,564,280
3.500%	09/01/45	67	73,041
3.500%	11/01/45	240	259,617

A55

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/46	2,284	$2,473,056
3.500%	09/01/46	212	227,097
3.500%	03/01/47	679	732,949
3.500%	10/01/47	513	558,723
3.500%	11/01/47	265	286,166
3.500%	12/01/47	681	741,204
3.500%	01/01/48	85	92,922
3.500%	01/01/48	143	154,920
3.500%	01/01/48	2,884	3,128,861
3.500%	06/01/48	794	857,716
3.500%	06/01/49	1,258	1,366,947
3.500%	08/01/49	4,783	5,222,256
3.500%	04/01/50	2,436	2,565,506
3.500%	08/01/50	821	885,868
3.500%	08/01/50	990	1,064,758
4.000%	08/01/40	84	92,408
4.000%	09/01/40	181	200,780
4.000%	09/01/40	554	610,952
4.000%	04/01/41	5	5,760
4.000%	12/01/42	86	93,139
4.000%	04/01/44	196	216,130
4.000%	07/01/44	99	108,801
4.000%	01/01/45	255	282,093
4.000%	01/01/45	6,533	7,191,946
4.000%	02/01/45	25	27,031
4.000%	02/01/45	51	55,618
4.000%	09/01/45	395	433,035
4.000%	09/01/45	5,422	6,032,401
4.000%	12/01/45	81	88,741
4.000%	12/01/45	84	92,122
4.000%	07/01/47	1,302	1,425,244
4.000%	04/01/48	2,469	2,746,986
4.000%	06/01/48	549	597,953
4.000%	11/01/48	153	164,263
4.000%	05/01/49	113	123,409
4.000%	06/01/50	3,317	3,619,058
4.500%	08/01/39	237	265,598
4.500%	12/01/39	66	73,173
4.500%	07/01/40	23	26,388
4.500%	05/01/41	189	211,009
4.500%	05/01/41	218	244,424
4.500%	05/01/42	380	427,502
4.500%	11/01/43	303	336,929
4.500%	12/01/43	518	586,051
4.500%	04/01/47	1,097	1,211,371
4.500%	05/01/47	423	470,820
4.500%	07/01/47	527	582,996
4.500%	07/01/47	1,585	1,765,708
4.500%	08/01/47	279	306,975
4.500%	10/01/47	283	309,127
4.500%	12/01/47	217	237,933
4.500%	02/01/48	135	147,932
4.500%	06/01/48	206	224,490
4.500%	07/01/48	993	1,081,479
4.500%	07/01/48	1,501	1,671,201
4.500%	08/01/48	1,252	1,385,242
4.500%	08/01/48	1,523	1,659,746
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/48	2,261	$2,518,846
4.500%	08/01/48	2,749	2,998,393
4.500%	09/01/48	60	64,886
4.500%	09/01/48	1,508	1,643,400
4.500%	09/01/48	6,486	7,067,247
4.500%	12/01/48	500	543,768
4.500%	04/01/49	780	863,448
5.000%	11/01/41	1,398	1,614,635
5.000%	09/01/48	466	516,289
5.000%	10/01/48	274	303,380
5.000%	12/01/48	2,534	2,798,545
5.000%	10/01/49	17,507	19,373,069
5.000%	03/01/50	10,774	11,923,935
5.000%	07/01/50	461	511,423
5.500%	02/01/35	36	42,344
5.500%	06/01/36	12	14,315
5.500%	10/01/36	7	7,793
5.500%	10/01/36	14	16,493
5.500%	12/01/36	5	6,305
5.500%	12/01/36	7	8,704
5.500%	12/01/36	17	19,481
5.500%	03/01/37	6	6,702
5.500%	04/01/37	8	8,810
5.500%	01/01/38	1	1,241
5.500%	01/01/38	7	8,560
5.500%	02/01/38	1	1,319
5.500%	02/01/38	1,110	1,305,508
5.500%	04/01/38	763	896,873
5.500%	05/01/38	193	219,547
5.500%	06/01/38	236	277,209
5.500%	07/01/38	293	344,855
5.500%	08/01/38	175	205,422
5.500%	08/01/38	294	345,593
5.500%	01/01/39	363	426,304
6.000%	01/01/27	101	113,301
6.000%	12/01/28	2	1,703
6.000%	01/01/32	1	789
6.000%	11/01/32	1	1,631
6.000%	03/01/33	5	5,907
6.000%	11/01/33	5	6,373
6.000%	02/01/34	141	168,274
6.000%	12/01/34	2	2,453
6.000%	01/01/36	21	25,084
6.000%	03/01/36	1	1,245
6.000%	04/01/36	20	23,696
6.000%	08/01/36	11	13,261
6.000%	11/01/36	16	18,411
6.000%	12/01/36	693	825,283
6.000%	03/01/37	1	697
6.000%	04/01/37	1	715
6.000%	05/01/37	8	9,243
6.000%	07/01/37	1	1,654
6.000%	08/01/37	18	21,380
6.000%	09/01/37	1	1,505
6.000%	09/01/37	5	6,168
6.000%	10/01/37	1	755
6.000%	10/01/37	4	4,969

A56

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	10/01/37	9	$10,902
6.000%	10/01/37	18	21,998
6.000%	11/01/37	176	209,920
6.000%	11/01/37	1,520	1,812,701
6.000%	12/01/37	2	1,899
6.000%	01/01/38	3	3,269
6.000%	01/01/38	11	12,318
6.000%	01/01/38	11	12,965
6.000%	01/01/38	13	14,890
6.000%	01/01/38	13	15,561
6.000%	01/01/38	22	25,947
6.000%	04/01/38	3	3,701
6.000%	04/01/38	25	29,501
6.000%	06/01/38	1	790
6.000%	07/01/38	35	41,584
6.000%	08/01/38	2	2,807
6.000%	08/01/38	4	4,985
6.000%	08/01/38	233	274,705
6.000%	09/01/38	1	659
6.000%	09/01/38	10	11,680
6.000%	10/01/38	8	9,574
6.000%	11/01/38	2	2,852
6.000%	01/01/39	551	650,620
6.000%	08/01/39	4	4,951
6.000%	09/01/39	—(r)	177
6.000%	10/01/39	16	18,167
6.000%	03/01/40	10	11,295
6.000%	04/01/40	277	313,698
6.000%	05/01/40	1	1,426
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.801% (Cap 9.295%, Floor 1.801%)
2.301%(c)	11/01/35	64	63,893
Federal National Mortgage Assoc.
1.500%	TBA	9,939	9,983,872
1.500%	TBA	4,014	3,863,005
1.500%	01/01/51	488	470,217
1.500%	02/01/51	7,108	6,872,808
2.000%	TBA	5,590	5,579,519
2.000%	TBA	14,829	14,743,849
2.000%	TBA	17,052	17,499,999
2.000%	TBA	31,468	31,409,018
2.000%	10/01/31	87	89,668
2.000%	11/01/31	26	26,953
2.000%	11/01/31	140	144,404
2.000%	11/01/31	415	427,071
2.000%	11/01/31	497	511,443
2.000%	12/01/31	115	118,699
2.000%	03/01/32	722	742,593
2.000%	04/01/50	296	292,474
2.000%	08/01/50	1,112	1,109,149
2.000%	11/01/50	521	520,240
2.000%	11/01/50	669	668,293
2.000%	11/01/50	876	874,330
2.000%	11/01/50	1,136	1,134,843
2.000%	11/01/50	3,422	3,418,318
2.000%	12/01/50	3,265	3,262,600
2.000%	12/01/50	6,652	6,645,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	01/01/51	5,274	$5,269,582
2.000%	01/01/51	5,427	5,421,712
2.000%	03/01/51	3,057	3,053,932
2.000%	03/01/51	4,520	4,517,388
2.000%	04/01/51	1,185	1,183,949
2.000%	04/01/51	1,275	1,273,869
2.000%	04/01/51	1,280	1,278,864
2.500%	TBA	3,133	3,259,354
2.500%	TBA	22,065	22,642,483
2.500%	TBA	34,100	34,844,606
2.500%	TBA	59,118	60,538,076
2.500%	09/01/27	23	24,466
2.500%	09/01/27	33	34,158
2.500%	02/01/28	10	9,997
2.500%	04/01/28	20	21,025
2.500%	08/01/28	52	54,182
2.500%	02/01/30	5	5,386
2.500%	02/01/30	6	6,448
2.500%	02/01/30	19	20,378
2.500%	03/01/30	47	49,328
2.500%	04/01/30	99	104,425
2.500%	05/01/30	194	203,067
2.500%	07/01/30	27	28,153
2.500%	07/01/30	98	103,282
2.500%	07/01/30	153	160,910
2.500%	08/01/30	59	61,495
2.500%	08/01/30	158	165,850
2.500%	08/01/30	216	226,072
2.500%	08/01/30	372	389,299
2.500%	09/01/30	195	204,672
2.500%	09/01/30	241	252,525
2.500%	11/01/30	16	16,247
2.500%	11/01/30	214	223,319
2.500%	11/01/30	222	232,733
2.500%	11/01/30	224	235,005
2.500%	11/01/30	241	253,149
2.500%	03/01/31	35	36,064
2.500%	06/01/31	306	321,034
2.500%	07/01/31	151	158,479
2.500%	08/01/31	22	22,747
2.500%	10/01/31	238	249,400
2.500%	10/01/31	382	400,152
2.500%	10/01/31	536	562,405
2.500%	10/01/31	643	673,755
2.500%	11/01/31	24	24,987
2.500%	11/01/31	24	25,603
2.500%	11/01/31	57	60,155
2.500%	11/01/31	105	109,771
2.500%	11/01/31	206	216,601
2.500%	11/01/31	364	381,852
2.500%	11/01/31	500	524,366
2.500%	02/01/32	40	42,223
2.500%	03/01/32	134	141,230
2.500%	03/01/32	351	368,106
2.500%	03/01/32	373	391,558
2.500%	08/01/32	978	1,026,437
2.500%	02/01/33	1,745	1,826,055

A57

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	12/01/35	1,318	$1,386,018
2.500%	12/01/35	1,497	1,571,505
2.500%	10/01/50	377	387,830
2.500%	11/01/50	615	632,816
2.500%	12/01/50	3,355	3,455,952
3.000%	TBA	3,203	3,382,293
3.000%	04/01/28	64	67,964
3.000%	05/01/28	70	74,746
3.000%	10/01/28	10	11,117
3.000%	10/01/28	106	112,340
3.000%	11/01/28	12	12,561
3.000%	10/01/29	183	194,990
3.000%	03/01/30	318	338,772
3.000%	04/01/30	254	269,915
3.000%	04/01/30	3,333	3,547,973
3.000%	05/01/30	148	157,763
3.000%	05/01/30	266	283,199
3.000%	07/01/30	37	39,578
3.000%	07/01/30	58	62,145
3.000%	07/01/30	207	220,797
3.000%	08/01/30	24	25,553
3.000%	08/01/30	51	53,941
3.000%	08/01/30	55	58,891
3.000%	08/01/30	263	279,727
3.000%	08/01/30	300	319,004
3.000%	08/01/30	344	365,855
3.000%	08/01/30	382	406,557
3.000%	08/01/30	730	777,646
3.000%	08/01/30	1,291	1,375,521
3.000%	09/01/30	32	33,870
3.000%	09/01/30	112	118,370
3.000%	09/01/30	213	227,255
3.000%	09/01/31	188	200,766
3.000%	02/01/32	216	228,265
3.000%	08/01/35	101	108,399
3.000%	08/01/35	103	110,692
3.000%	12/01/35	13	14,091
3.000%	12/01/35	26	28,055
3.000%	10/01/36	43	45,641
3.000%	11/01/36	128	136,643
3.000%	11/01/36	323	344,834
3.000%	12/01/36	282	299,797
3.000%	12/01/36	396	423,354
3.000%	11/01/44	5,557	5,924,555
3.000%	02/01/45	347	368,258
3.000%	03/01/45	855	911,349
3.000%	04/01/45	150	158,944
3.000%	04/01/45	226	240,443
3.000%	05/01/45	2,477	2,627,158
3.000%	07/01/45	1,516	1,611,492
3.000%	05/01/46	178	187,193
3.000%	06/01/46	54	57,347
3.000%	06/01/46	81	85,851
3.000%	06/01/46	357	380,201
3.000%	08/01/46	84	89,322
3.000%	09/01/46	469	498,489
3.000%	10/01/46	290	303,943
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/46	1,311	$1,386,153
3.000%	01/01/47	162	169,740
3.000%	01/01/47	178	186,853
3.000%	01/01/47	433	455,407
3.000%	02/01/47	239	251,666
3.000%	02/01/47	293	310,239
3.000%	03/01/47	482	509,330
3.000%	03/01/47	574	601,980
3.000%	03/01/47	618	652,872
3.000%	11/01/47	56	58,991
3.000%	04/01/48	188	192,427
3.000%	07/01/50	10,694	11,157,584
3.000%	08/01/50	2,188	2,322,282
3.000%	08/01/50	9,135	9,530,559
3.500%	TBA	23,647	24,979,534
3.500%	11/01/27	42	44,599
3.500%	11/01/28	266	286,404
3.500%	12/01/28	143	154,129
3.500%	12/01/28	175	189,176
3.500%	12/01/28	1,035	1,115,764
3.500%	12/01/28	1,567	1,706,878
3.500%	02/01/29	369	396,937
3.500%	02/01/29	972	1,056,058
3.500%	03/01/29	324	348,741
3.500%	07/01/29	442	477,539
3.500%	08/01/30	48	52,286
3.500%	08/01/30	217	236,504
3.500%	01/01/42	87	94,847
3.500%	02/01/42	378	402,087
3.500%	04/01/42	29	31,118
3.500%	04/01/42	96	104,358
3.500%	05/01/42	15	16,356
3.500%	06/01/42	17	18,687
3.500%	06/01/42	25	27,032
3.500%	07/01/42	48	52,240
3.500%	02/01/45	335	363,695
3.500%	02/01/45	1,095	1,189,544
3.500%	03/01/46	482	516,572
3.500%	07/01/46	164	174,582
3.500%	03/01/47	77	82,694
3.500%	05/01/47	646	696,726
3.500%	07/01/47	76	81,028
3.500%	11/01/47	566	600,338
3.500%	01/01/48	1,062	1,143,501
3.500%	04/01/48	127	138,122
3.500%	02/01/50	7,978	8,427,035
3.500%	08/01/50	326	350,160
3.500%	08/01/50	1,618	1,761,621
4.000%	TBA	26,646	28,587,887
4.000%	05/01/29	2	2,594
4.000%	10/01/30	10	10,516
4.000%	10/01/31	290	317,935
4.000%	10/01/33	356	385,579
4.000%	10/01/33	439	474,529
4.000%	10/01/33	472	513,358
4.000%	10/01/33	477	515,959
4.000%	11/01/33	3,209	3,498,063

A58

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	01/01/36	339	$373,211
4.000%	01/01/41	104	113,801
4.000%	04/01/42	77	84,319
4.000%	05/01/42	192	211,400
4.000%	05/01/42	586	649,109
4.000%	01/01/44	614	680,777
4.000%	03/01/45	265	291,206
4.000%	12/01/45	1,001	1,094,536
4.000%	07/01/47	200	216,025
4.000%	08/01/47	560	611,593
4.000%	12/01/47	170	183,291
4.000%	05/01/48	542	582,574
4.000%	06/01/48	67	71,800
4.000%	06/01/48	1,526	1,636,813
4.000%	07/01/48	7,126	7,648,207
4.000%	08/01/48	63	68,372
4.000%	08/01/48	151	161,648
4.000%	08/01/48	369	405,489
4.000%	09/01/48	312	334,643
4.000%	09/01/48	492	527,965
4.000%	09/01/48	18,383	19,709,023
4.000%	11/01/48	186	198,936
4.000%	12/01/48	34	36,001
4.000%	12/01/48	2,509	2,682,805
4.000%	12/01/48	10,383	11,141,071
4.000%	01/01/49	598	653,278
4.000%	03/01/49	920	983,694
4.000%	03/01/49	20,143	21,539,078
4.000%	04/01/49	651	695,751
4.000%	02/01/50	152	163,123
4.500%	TBA	5,855	6,373,716
4.500%	07/01/22	—(r)	75
4.500%	04/01/24	10	10,421
4.500%	08/01/24	1	1,186
4.500%	09/01/24	—(r)	486
4.500%	09/01/24	1	1,025
4.500%	12/01/24	7	7,450
4.500%	02/01/25	2	2,577
4.500%	03/01/25	1	683
4.500%	03/01/25	8	8,302
4.500%	04/01/25	1	787
4.500%	04/01/25	1	1,254
4.500%	04/01/25	3	2,883
4.500%	04/01/25	5	5,036
4.500%	04/01/25	14	14,385
4.500%	05/01/25	1	1,266
4.500%	05/01/25	2	2,067
4.500%	07/01/25	15	16,355
4.500%	09/01/25	—(r)	425
4.500%	09/01/25	2	1,999
4.500%	11/01/35	12	13,039
4.500%	04/01/39	4	4,554
4.500%	04/01/39	6	6,864
4.500%	06/01/39	22	24,968
4.500%	08/01/39	46	51,516
4.500%	06/01/40	49	56,507
4.500%	07/01/40	107	119,051
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/40	25	$27,949
4.500%	01/01/41	47	53,034
4.500%	03/01/41	15	17,092
4.500%	04/01/41	3	3,146
4.500%	05/01/41	4	4,833
4.500%	05/01/41	5	5,404
4.500%	07/01/41	8	8,686
4.500%	07/01/41	50	55,185
4.500%	08/01/41	130	144,425
4.500%	09/01/41	38	42,767
4.500%	10/01/41	12	13,064
4.500%	10/01/41	35	39,631
4.500%	01/01/42	10	11,068
4.500%	06/01/42	13	14,759
4.500%	09/01/42	406	457,108
4.500%	11/01/42	50	55,371
4.500%	10/01/43	483	544,790
4.500%	11/01/43	1,420	1,611,993
4.500%	03/01/44	560	620,223
4.500%	05/01/44	164	182,039
4.500%	01/01/45	546	614,728
4.500%	05/01/45	500	552,987
4.500%	07/01/45	671	749,397
4.500%	09/01/45	156	174,906
4.500%	11/01/45	15	16,913
4.500%	11/01/45	109	122,296
4.500%	11/01/45	893	998,713
4.500%	12/01/45	326	367,493
4.500%	07/01/46	1,876	2,129,820
4.500%	08/01/46	374	421,089
4.500%	01/01/47	89	97,453
4.500%	09/01/47	28	30,920
4.500%	10/01/47	25	28,237
4.500%	10/01/47	47	51,879
4.500%	10/01/47	181	201,028
4.500%	11/01/47	12	13,431
4.500%	11/01/47	81	88,865
4.500%	11/01/47	622	688,225
4.500%	11/01/47	889	976,659
4.500%	12/01/47	27	29,499
4.500%	12/01/47	151	166,489
4.500%	01/01/48	1,450	1,603,109
4.500%	02/01/48	51	56,451
4.500%	03/01/48	35	38,667
4.500%	03/01/48	38	41,786
4.500%	04/01/48	308	350,096
4.500%	05/01/48	41	45,359
4.500%	05/01/48	1,582	1,786,408
4.500%	05/01/48	4,577	5,078,767
4.500%	06/01/48	86	93,136
4.500%	06/01/48	15,440	16,797,907
4.500%	07/01/48	25	27,513
4.500%	07/01/48	26	28,417
4.500%	07/01/48	174	197,698
4.500%	07/01/48	3,230	3,518,427
4.500%	08/01/48	153	166,653
4.500%	08/01/48	1,108	1,233,398

A59

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/48	2,318	$2,525,148
4.500%	10/01/48	14	15,245
4.500%	11/01/48	877	971,030
4.500%	12/01/48	103	112,060
4.500%	12/01/48	643	699,598
4.500%	02/01/49	6,168	7,012,446
4.500%	04/01/49	2,387	2,600,591
4.500%	05/01/49	5,682	6,459,730
4.500%	10/01/49	152	164,837
4.500%	02/01/50	5,469	5,935,416
5.000%	02/01/35	1,601	1,858,557
5.000%	08/01/35	3	3,840
5.000%	09/01/35	10	11,573
5.000%	09/01/35	75	86,114
5.000%	10/01/35	3	3,618
5.000%	03/01/36	4	3,960
5.000%	12/01/36	5	5,343
5.000%	06/01/37	8	8,601
5.000%	01/01/38	7	8,022
5.000%	12/01/39	5	5,600
5.000%	01/01/40	4	4,046
5.000%	05/01/40	5	6,288
5.000%	05/01/40	11	11,909
5.000%	01/01/41	10	11,207
5.000%	04/01/41	6	6,324
5.000%	05/01/41	4	4,947
5.000%	07/01/41	1,796	2,089,665
5.000%	01/01/42	8	8,887
5.000%	12/01/43	2,703	3,144,438
5.000%	09/01/48	705	781,084
5.000%	01/01/49	863	954,946
5.000%	01/01/49	1,243	1,375,340
5.000%	08/01/49	910	1,006,439
5.000%	12/01/49	5,634	6,232,264
5.500%	06/01/21	—(r)	81
5.500%	06/01/21	—(r)	330
5.500%	09/01/21	—(r)	464
5.500%	01/01/22	1	1,375
5.500%	03/01/22	—(r)	372
5.500%	04/01/22	5	4,979
5.500%	11/01/22	—(r)	152
5.500%	12/01/22	—(r)	169
5.500%	04/01/24	2	2,272
5.500%	06/01/24	4	4,389
5.500%	09/01/27	—(r)	358
5.500%	07/01/28	7	7,841
5.500%	04/01/30	24	26,460
5.500%	12/01/30	—(r)	515
5.500%	11/01/32	1	737
5.500%	12/01/32	2	2,744
5.500%	01/01/33	27	30,388
5.500%	01/01/33	38	42,961
5.500%	04/01/33	—(r)	302
5.500%	04/01/33	19	22,230
5.500%	06/01/33	1	1,067
5.500%	07/01/33	12	13,410
5.500%	09/01/33	3	3,065
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/33	9	$9,969
5.500%	10/01/33	19	21,907
5.500%	11/01/33	2	1,862
5.500%	11/01/33	2	2,333
5.500%	11/01/33	4	3,979
5.500%	11/01/33	6	6,985
5.500%	11/01/33	9	10,869
5.500%	11/01/33	10	12,075
5.500%	12/01/33	2	1,999
5.500%	12/01/33	9	10,474
5.500%	01/01/34	1	923
5.500%	01/01/34	6	6,770
5.500%	02/01/34	1	740
5.500%	02/01/34	3	3,301
5.500%	02/01/34	15	17,532
5.500%	03/01/34	2	2,790
5.500%	03/01/34	16	18,091
5.500%	04/01/34	2	2,204
5.500%	07/01/34	—(r)	498
5.500%	07/01/34	11	12,541
5.500%	09/01/34	9	10,570
5.500%	11/01/34	3	2,974
5.500%	12/01/34	1	991
5.500%	12/01/34	2	2,162
5.500%	12/01/34	3	3,616
5.500%	12/01/34	9	10,157
5.500%	02/01/35	1	954
5.500%	02/01/35	5	6,329
5.500%	02/01/35	18	21,566
5.500%	03/01/35	8	9,463
5.500%	03/01/35	15	17,223
5.500%	03/01/35	18	20,681
5.500%	03/01/35	22	25,247
5.500%	04/01/35	1	1,187
5.500%	04/01/35	16	18,393
5.500%	05/01/35	2	2,419
5.500%	05/01/35	7	7,890
5.500%	06/01/35	2	1,755
5.500%	07/01/35	3	3,681
5.500%	09/01/35	4	5,018
5.500%	09/01/35	18	20,901
5.500%	10/01/35	3	3,161
5.500%	10/01/35	4	4,136
5.500%	10/01/35	5	6,019
5.500%	10/01/35	11	12,378
5.500%	10/01/35	14	16,273
5.500%	10/01/35	14	16,468
5.500%	11/01/35	—(r)	383
5.500%	11/01/35	—(r)	450
5.500%	11/01/35	14	16,117
5.500%	12/01/35	1	579
5.500%	12/01/35	1	709
5.500%	12/01/35	1	1,177
5.500%	12/01/35	2	1,941
5.500%	12/01/35	2	2,444
5.500%	12/01/35	7	8,170
5.500%	12/01/35	12	13,974

A60

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	12/01/35	29	$33,474
5.500%	01/01/36	3	3,863
5.500%	02/01/36	1	1,236
5.500%	03/01/36	2	2,113
5.500%	03/01/36	5	6,432
5.500%	03/01/36	19	21,997
5.500%	05/01/36	—(r)	201
5.500%	07/01/36	—(r)	535
5.500%	07/01/36	3	3,618
5.500%	08/01/36	3	3,106
5.500%	11/01/36	4	4,672
5.500%	01/01/37	19	22,376
5.500%	02/01/37	14	16,509
5.500%	04/01/37	13	14,465
5.500%	06/01/37	4	5,073
5.500%	06/01/37	6	6,606
5.500%	08/01/37	1	1,237
5.500%	08/01/37	2	1,946
5.500%	08/01/37	8	9,546
5.500%	08/01/37	14	16,476
5.500%	03/01/38	18	21,467
5.500%	12/01/38	6	7,352
5.500%	01/01/39	68	79,729
5.500%	09/01/39	9	10,682
5.500%	12/01/39	93	107,770
5.500%	06/01/40	18	20,499
5.500%	09/01/49	1,706	1,902,250
5.500%	04/01/50	1,472	1,639,916
6.000%	09/01/21	1	868
6.000%	11/01/28	1	965
6.000%	02/01/29	1	821
6.000%	03/01/32	1	920
6.000%	05/01/33	—(r)	408
6.000%	01/01/34	18	21,228
6.000%	11/01/35	5	5,222
6.000%	12/01/35	2	2,725
6.000%	03/01/36	—(r)	484
6.000%	04/01/36	6	6,991
6.000%	06/01/36	—(r)	149
6.000%	06/01/36	—(r)	243
6.000%	07/01/36	—(r)	301
6.000%	07/01/36	3	3,219
6.000%	08/01/36	—(r)	137
6.000%	08/01/36	2	1,921
6.000%	08/01/36	16	19,063
6.000%	09/01/36	—(r)	337
6.000%	09/01/36	—(r)	385
6.000%	09/01/36	—(r)	491
6.000%	09/01/36	1	1,281
6.000%	09/01/36	2	1,965
6.000%	09/01/36	3	3,836
6.000%	09/01/36	21	23,993
6.000%	10/01/36	1	1,700
6.000%	10/01/36	10	11,741
6.000%	10/01/36	11	12,726
6.000%	11/01/36	—(r)	481
6.000%	11/01/36	1	1,090
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	11/01/36	2	$1,860
6.000%	11/01/36	2	2,821
6.000%	11/01/36	6	6,494
6.000%	11/01/36	13	15,342
6.000%	11/01/36	14	16,309
6.000%	12/01/36	—(r)	240
6.000%	12/01/36	—(r)	273
6.000%	12/01/36	1	928
6.000%	12/01/36	4	4,612
6.000%	12/01/36	5	5,999
6.000%	12/01/36	9	10,796
6.000%	12/01/36	10	11,680
6.000%	01/01/37	1	723
6.000%	01/01/37	1	954
6.000%	01/01/37	7	7,852
6.000%	01/01/37	16	19,325
6.000%	01/01/37	18	20,838
6.000%	01/01/37	1,781	2,125,394
6.000%	02/01/37	13	15,248
6.000%	02/01/37	273	326,080
6.000%	03/01/37	14	16,692
6.000%	03/01/37	20	23,892
6.000%	03/01/37	78	87,680
6.000%	05/01/37	2	2,505
6.000%	05/01/37	12	14,408
6.000%	05/01/37	13	16,025
6.000%	05/01/37	31	34,991
6.000%	06/01/37	5	5,246
6.000%	07/01/37	—(r)	329
6.000%	08/01/37	1	1,369
6.000%	08/01/37	7	8,145
6.000%	08/01/37	10	12,416
6.000%	08/01/37	18	21,358
6.000%	10/01/37	—(r)	373
6.000%	10/01/38	1	1,038
6.500%	10/01/36	770	948,527
Government National Mortgage Assoc.
2.000%	TBA	23,152	23,376,284
2.500%	TBA	27,156	28,019,889
2.500%	11/20/49	154	156,510
2.500%	12/20/49	205	208,636
2.500%	12/20/49	207	209,803
3.000%	TBA	55,636	57,959,238
3.000%	12/20/44	38	40,903
3.000%	02/15/45	433	453,009
3.000%	05/20/46	34	36,065
3.000%	06/20/46	775	821,526
3.000%	09/20/46	3,068	3,234,991
3.000%	11/20/47	476	502,186
3.000%	08/20/50	1,892	1,972,635
3.000%	09/20/50	1,297	1,353,617
3.500%	TBA	13,103	13,826,855
3.500%	01/15/42	172	184,365
3.500%	04/15/43	278	295,699
3.500%	04/20/43	498	540,380
3.500%	05/20/43	301	326,950
3.500%	02/20/44	1,878	2,039,059

A61

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/20/45	56	$59,835
3.500%	04/20/45	85	91,273
3.500%	05/20/45	192	204,912
3.500%	07/20/45	64	68,579
3.500%	08/20/45	84	89,905
3.500%	10/20/45	162	173,050
3.500%	11/20/45	58	62,108
3.500%	12/20/45	881	944,071
3.500%	01/20/46	179	191,275
3.500%	05/20/46	383	411,426
3.500%	07/20/46	812	864,435
3.500%	09/20/46	160	170,795
3.500%	10/20/46	95	103,108
3.500%	10/20/46	115	125,979
3.500%	10/20/46	151	164,847
3.500%	10/20/46	178	191,786
3.500%	10/20/46	255	276,583
3.500%	05/20/47	6,415	6,843,695
3.500%	11/20/47	5,710	6,089,584
3.500%	03/20/48	81	86,613
3.500%	04/20/48	32	34,178
4.000%	TBA	10,841	11,572,768
4.000%	04/20/39	16	17,538
4.000%	07/20/39	265	293,713
4.000%	10/20/40	275	304,809
4.000%	12/20/40	1,639	1,815,470
4.000%	01/20/41	47	51,731
4.000%	03/15/41	188	205,485
4.000%	10/20/46	52	57,136
4.000%	05/20/47	336	363,069
4.000%	06/20/47	832	901,972
4.000%	11/20/47	983	1,062,758
4.000%	12/20/47	481	519,547
4.000%	05/20/50	125	134,031
4.500%	TBA	3,710	4,012,597
4.500%	12/20/39	21	23,756
4.500%	01/20/40	26	29,006
4.500%	02/20/40	21	23,127
4.500%	05/20/40	173	193,521
4.500%	07/20/40	9	9,608
4.500%	09/20/40	11	12,296
4.500%	10/20/40	15	16,915
4.500%	07/20/41	79	85,890
4.500%	02/20/42	458	513,588
4.500%	03/15/47	131	149,234
4.500%	04/15/47	137	155,298
4.500%	04/15/47	190	215,262
4.500%	05/15/47	116	132,942
4.500%	09/20/48	583	643,037
4.500%	03/20/49	1,439	1,557,022
4.500%	04/20/49	30	32,940
4.500%	05/20/49	250	270,516
4.500%	08/20/50	802	866,924
5.000%	04/15/38	44	49,626
5.000%	08/15/38	103	119,394
5.000%	10/15/38	8	9,346
5.000%	10/15/38	419	488,223
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	12/15/38	163	$189,125
5.000%	01/15/39	37	42,744
5.000%	02/15/39	72	83,987
5.000%	02/15/39	94	109,166
5.000%	02/15/39	128	148,608
5.000%	02/15/39	395	454,995
5.000%	03/15/39	516	599,557
5.000%	04/15/39	148	172,278
5.000%	04/15/39	152	176,992
5.000%	05/01/39	450	520,098
5.000%	05/15/39	117	135,625
5.000%	11/15/39	237	275,470
5.000%	09/15/40	509	592,723
6.000%	05/15/37	3	3,829
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65(a)	7,765	9,897,902
4.625%	09/15/60	1,540	2,081,176
4.875%	01/15/48	1,315	1,785,494
5.250%	09/15/39	970	1,328,944

Total U.S. Government Agency Obligations (cost $1,031,793,700)			1,040,432,222
U.S. Treasury Obligations — 10.5%
U.S. Treasury Bonds
1.125%	05/15/40	1,131	923,886
1.125%	08/15/40	1,131	920,351
1.375%	11/15/40	1,131	962,941
1.875%	02/15/41(a)	25,265	23,531,979
1.875%	02/15/51(a)	7,595	6,741,749
2.250%	08/15/49	6,075	5,882,309
2.375%	11/15/49	184	183,051
2.500%	02/15/45	7,404	7,565,963
2.750%	11/15/47	7,404	7,926,908
2.875%	05/15/43	1,251	1,369,063
2.875%	11/15/46	1,201	1,313,594
3.000%	02/15/48(h)	8,605	9,656,423
3.125%	02/15/43	1,251	1,424,185
3.625%	08/15/43	1,251	1,536,384
3.750%	11/15/43	1,251	1,565,900
3.875%	08/15/40	1,456	1,836,380
4.250%	05/15/39	327	429,647
4.250%	11/15/40	1,456	1,926,470
4.375%	11/15/39	327	437,056
4.500%	08/15/39	327	442,778
4.625%	02/15/40	1,456	2,007,688
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/31(h)	31,975	34,466,074
0.250%	02/15/50	3,297	3,456,771
0.750%	02/15/42	5,215	6,042,135
U.S. Treasury Notes
0.250%	04/15/23	11,436	11,452,975
0.375%	03/31/22	3,960	3,971,756
0.375%	04/30/25	18,350	18,120,625
0.375%	09/30/27	2,125	1,999,824
0.500%	03/15/23(a)	77,411	77,912,963
0.500%	05/31/27	6,798	6,498,463
0.750%	03/31/26	20,290	20,110,878

A62

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.750%	01/31/28(a)	7,985	$7,655,619
0.875%	11/15/30(a)	6,355	5,878,375
1.125%	07/31/21	5,428	5,447,507
1.125%	02/29/28(a)	950	933,375
1.125%	02/15/31(a)	4,695	4,436,041
1.250%	03/31/28	8,785	8,694,405
1.500%	01/31/22	4,822	4,879,638
1.500%	10/31/24	18,350	18,977,914
1.500%	08/15/26	3,496	3,580,396
1.500%	02/15/30	2,540	2,509,441
1.625%	11/30/26	2,182	2,243,880
1.625%	08/15/29	2,481	2,490,304
1.750%	07/31/21	2,927	2,943,579
1.750%	04/30/22	4,579	4,661,100
1.750%	07/15/22	11,436	11,677,228
1.750%	07/31/24	4,661	4,862,370
1.750%	12/31/24	18,350	19,142,778
1.750%	11/15/29	1,758	1,779,426
2.000%	02/15/25	3,017	3,177,750
2.125%	12/31/22	2,411	2,493,972
2.125%	07/31/24	2,411	2,544,735
2.125%	05/15/25	2,655	2,810,359
2.250%	08/15/27(h)	9,209	9,760,101
2.375%	05/15/27	4,616	4,933,350
2.375%	05/15/29	782	831,119
2.625%	02/15/29	782	846,026
2.750%	05/31/23	2,411	2,544,170
2.875%	08/15/28	723	795,187
3.125%	11/15/28	723	808,517

Total U.S. Treasury Obligations (cost $417,238,985)			406,955,831

	Shares
Common Stocks — 0.3%
Diversified Financial Services — 0.1%
ArcLight Clean Transition Corp. II*	14,608	146,080
Climate Real Impact Solutions II Acquisition Corp.*	6,255	62,550
dMY Technology Group, Inc. II (Class A Stock)*(a)	5,819	85,598
Jaws Mustang Acquisition Corp.*	39,709	403,046
Northern Genesis Acquisition Corp. II*	6,191	63,396
Pivotal Investment Corp. III*	17,546	175,460
Queen’s Gambit Growth Capital*	24,216	243,855
Reinvent Technology Partners Y*	22,056	221,442
Science Strategic Acquisition Corp. Alpha*	18,964	188,502
Thimble Point Acquisition Corp.*	21,690	216,900
Tishman Speyer Innovation Corp. II*	11,247	112,695
		1,919,524
Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co., REIT*	64,502	664,371
Park Hotels & Resorts, Inc., REIT*	30,419	656,442
Service Properties Trust, REIT	65,303	774,493
Sunstone Hotel Investors, Inc., REIT*	44,423	553,511
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Xenia Hotels & Resorts, Inc., REIT*	35,558	$693,381
		3,342,198
Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.	3,401	640,544
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.*	11,920	1,042,404
Household Durables — 0.0%
Beazer Homes USA, Inc.*	7,094	148,407
Century Communities, Inc.*	9,340	563,389
Taylor Morrison Home Corp.*(a)	22,541	694,488
		1,406,284
Media — 0.0%
Altice USA, Inc. (Class A Stock)*	8,902	289,582
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.*(a)	97,248	2,339,787
Chesapeake Energy Corp.*	55	2,387
Chesapeake Energy Corp. Backstop Commitment*	751	31,404
Diamondback Energy, Inc.	958	70,403
Green Plains, Inc.*	25,599	692,965
Pioneer Energy Services Corp.*^	1,376	7,981
		3,144,927
Real Estate Management & Development — 0.0%
Forestar Group, Inc.*	16,551	385,307

Total Common Stocks (cost $9,229,200)		12,170,770

	Units
Warrants* — 0.0%
Diversified Financial Services — 0.0%
Climate Change Crisis Real Impact I Acquisition Corp., expiring 09/15/25	13,180	42,967
Decarbonization Plus Acquisition Corp., expiring 10/02/25	22,329	41,755
dMY Technology Group, Inc. II, expiring 07/29/27	36,580	153,855
Dragoneer Growth Opportunities Corp., expiring 08/14/25	6,191	9,844
Jaws Acquisition Corp., expiring 07/06/25	11,020	35,044
Lakestar Spac I SE (Luxembourg), expiring 12/31/25	4,042	4,977
Tortoise Acquisition Corp. II, expiring 06/14/27	13,580	44,407
TPG Pace Beneficial Finance Corp., expiring 10/09/27	5,890	43,998
		376,847
Hotels, Restaurants & Leisure — 0.0%
Target Hospitality Corp., expiring 03/15/24	1,429	243

A63

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Units	Value
Warrants* (continued)
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., expiring 10/27/24	471	$2,143
Chesapeake Energy Corp., expiring 02/09/26	1,248	20,966
SM Energy Co., expiring 06/30/23	6,205	101,514
		124,623

Total Warrants (cost $407,798)		501,713

Total Long-Term Investments (cost $3,739,052,185)		3,757,343,898

	Shares
Short-Term Investments — 21.6%
Affiliated Mutual Funds — 19.6%
PGIM Core Ultra Short Bond Fund(wa)	400,042,693	400,042,693
PGIM Institutional Money Market Fund (cost $362,019,837; includes $361,976,748 of cash collateral for securities on loan)(b)(wa)	362,175,551	361,994,463

Total Affiliated Mutual Funds (cost $762,062,530)		762,037,156

	Principal Amount (000)#
BORROWED BOND AGREEMENTS — 0.0%
Barclays Capital, Inc., (0.200)%, dated 09/23/20, open, due in the amount of $62,542	63	62,542
Citigroup Global Markets, Inc., (0.500)%, dated 01/22/21, open, due in the amount of $57,269	57	57,269
Credit Suisse Securities (USA) LLC, (0.250)%, dated 01/21/21, open, due in the amount of $479,050	479	479,050

TOTAL BORROWED BOND AGREEMENTS (cost $598,861)		598,861

Interest Rate	Maturity Date
U.S. Treasury Obligations(n) — 1.6%
U.S. Treasury Bills
0.000%	04/13/21	20,765	20,764,965
0.000%	04/15/21	10,695	10,694,948
0.007%	04/29/21	6,735	6,734,948
0.026%	07/29/21	21,195	21,193,796

Total U.S. Treasury Obligations (cost $59,388,105)				59,388,657

Value
Options Purchased*~ — 0.4%
(cost $4,637,992)	$15,830,850

Total Short-Term Investments (cost $826,687,488)	837,855,524

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—118.3% (cost $4,565,739,673)	4,595,199,422

Interest Rate	Maturity Date	Principal Amount (000)#
Securities Sold Short — (0.0)%
BORROWED BONDS(j) — (0.0)%
Everi Payments, Inc., 144A
7.500%	12/15/25	55	(57,232)
Southwestern Energy Co.
7.500%	04/01/26	62	(65,637)
Southwestern Energy Co.
7.750%	10/01/27	440	(470,602)

TOTAL BORROWED BONDS (proceeds received $575,670)				(593,471)
Options Written*~ — (0.3)%
(premiums received $3,484,623)				(10,406,712)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—118.0% (cost $4,561,679,380)				4,584,199,239

Liabilities in excess of other assets(z) — (18.0)%				(699,285,473)

Net Assets — 100.0%				$3,884,913,766

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

A64

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
AGC	Assured Guaranty Corp.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DIP	Debtor-In-Possession
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,783,429 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $355,286,675; cash collateral of $361,976,748 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(j)	Represents collateral for Borrowed Bond Agreements.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at March 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
WMG Acquisition Corp., Delayed Draw Term Loan, 0.000%(p), Maturity Date 01/20/28 (cost $1,094,500)	1,095	$1,089,027	$—	$(5,473)
A65

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	04/14/21	(4,101)		$(3,962,316)
Federal National Mortgage Assoc.	1.500%	TBA	05/13/21	(46,614)		(44,955,005)
Federal National Mortgage Assoc.	2.000%	TBA	05/13/21	(41,096)		(40,943,516)
Federal National Mortgage Assoc.	3.000%	TBA	04/14/21	(4,426)		(4,609,623)
Federal National Mortgage Assoc.	3.500%	TBA	04/19/21	(8,868)		(9,455,706)
Federal National Mortgage Assoc.	5.000%	TBA	04/14/21	(5,927)		(6,566,120)
Government National Mortgage Assoc.	5.000%	TBA	04/21/21	(1,241)		(1,358,531)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $113,239,571)						$(111,850,817)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollar 1-Year Mid-Curve	Put	09/10/21	$99.75		8,156		20,390	$2,956,550
Eurodollar 1-Year Mid-Curve	Put	12/10/21	$99.38		2,331		5,828	582,750
Eurodollar 2-Year Mid Curve	Put	09/10/21	$99.38		5,175		12,938	5,724,844
Eurodollar 3-Year Mid-Curve	Put	06/11/21	$99.25		2,685		6,713	5,470,688
Total Exchange Traded (cost $3,265,092)								$14,734,832

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs USD	Call	Bank of America, N.A.	06/09/21	1.23		—	EUR	19,430	$20,491
Currency Option EUR vs USD	Call	BNP Paribas S.A.	06/18/21	1.23		—	EUR	19,330	26,419
Currency Option EUR vs USD	Call	BNP Paribas S.A.	06/28/21	1.25		—	EUR	1,490	46,966
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	04/15/21	5.55		—		350	8,716
Currency Option USD vs CLP	Call	Morgan Stanley & Co. International PLC	04/29/21	730.00		—		2,330	21,525
Currency Option USD vs CLP	Call	JPMorgan Chase Bank, N.A.	04/29/21	760.00		—		1,165	2,694
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/06/21	22.00		—		694	2,440
Currency Option USD vs ZAR	Call	Citibank, N.A.	04/08/21	15.60		—		926	582
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	04/08/21	15.70		—		810	381
Currency Option EUR vs GBP	Put	Goldman Sachs International	06/03/21	0.85		—	EUR	19,320	207,348
Currency Option EUR vs GBP	Put	Citibank, N.A.	06/11/21	0.85		—	EUR	19,370	222,168
Currency Option EUR vs HUF	Put	BNP Paribas S.A.	05/28/21	340.00		—	EUR	460	3,748
Currency Option EUR vs JPY	Put	JPMorgan Chase Bank, N.A.	04/07/21	128.50		—	EUR	1,562	1,021
Currency Option EUR vs PLN	Put	BNP Paribas S.A.	05/28/21	4.25		—	EUR	430	1,125
Currency Option EUR vs USD	Put	Citibank, N.A.	04/15/21	1.19		—	EUR	1,540	20,029
Currency Option EUR vs USD	Put	Bank of America, N.A.	05/06/21	1.16		—	EUR	1,157	230,261
A66

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	05/06/21	1.18		—	EUR	16,880	$201,265
Currency Option USD vs BRL	Put	Deutsche Bank AG	04/20/21	5.48		—		1,378	3,363
Currency Option USD vs MXN	Put	Deutsche Bank AG	04/08/21	20.60		—		1,620	19,843
Currency Option USD vs MXN	Put	Goldman Sachs International	04/21/21	20.10		—		1,148	2,553
Currency Option USD vs MXN	Put	Deutsche Bank AG	06/17/21	20.00		—		689	9,696
Currency Option USD vs RUB	Put	Bank of America, N.A.	04/21/21	73.75		—		1,836	2,376
Currency Option USD vs RUB	Put	BNP Paribas S.A.	04/29/21	75.00		—		803	2,031
Currency Option USD vs RUB	Put	Citibank, N.A.	05/14/21	73.00		—		1,836	9,643
Currency Option USD vs TRY	Put	Citibank, N.A.	04/22/21	7.50		—		459	936
Currency Option USD vs ZAR	Put	Citibank, N.A.	04/29/21	14.80		—		1,630	28,398
Total OTC Traded (cost $1,372,900)									$1,096,018
Total Options Purchased (cost $4,637,992)								$15,830,850
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollar 1-Year Mid-Curve	Put	09/10/21	$99.50		952		2,380	$(124,950)
Eurodollar 2-Year Mid Curve	Put	09/10/21	$99.00		2,320		5,800	(1,203,500)
Eurodollar 2-Year Mid Curve	Put	09/10/21	$99.13		2,855		7,138	(1,944,969)
Eurodollar 3-Year Mid-Curve	Put	06/11/21	$98.88		2,685		6,713	(3,138,094)
Eurodollar 3-Year Mid-Curve	Put	09/10/21	$98.63		2,857		7,143	(3,321,263)
Total Exchange Traded (premiums received $2,796,019)								$(9,732,776)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs JPY	Call	JPMorgan Chase Bank, N.A.	04/07/21	130.00		—	EUR	976	$(3,226)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	04/15/21	5.55		—		350	(8,716)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	05/13/21	5.75		—		292	(5,597)
Currency Option USD vs CLP	Call	Morgan Stanley & Co. International PLC	04/29/21	760.00		—		2,330	(5,388)
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	05/03/21	21.00		—		1,405	(14,237)
Currency Option USD vs MXN	Call	Deutsche Bank AG	05/06/21	22.00		—		694	(2,440)
Currency Option USD vs TRY	Call	Citibank, N.A.	04/22/21	7.50		—		205	(22,600)
A67

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	Citibank, N.A.	04/22/21	7.75		—		230	$(19,003)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	04/08/21	16.30		—		810	(81)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	04/30/21	15.70		—		1,398	(6,743)
Currency Option EUR vs GBP	Put	Citibank, N.A.	06/11/21	0.83		—	EUR	19,370	(53,630)
Currency Option EUR vs USD	Put	Bank of America, N.A.	05/06/21	1.16		—	EUR	25,320	(63,438)
Currency Option USD vs MXN	Put	Deutsche Bank AG	04/15/21	20.00		—		689	(2,260)
Currency Option USD vs MXN	Put	Deutsche Bank AG	04/28/21	20.00		—		1,398	(8,752)
Currency Option USD vs RUB	Put	Citibank, N.A.	04/02/21	73.00		—		938	(3)
Currency Option USD vs RUB	Put	Citibank, N.A.	05/14/21	71.00		—		1,378	(2,266)
Currency Option USD vs TRY	Put	Citibank, N.A.	04/22/21	6.85		—		205	(87)
Currency Option USD vs ZAR	Put	Citibank, N.A.	04/08/21	15.00		—		926	(17,149)
Currency Option USD vs ZAR	Put	Citibank, N.A.	04/29/21	14.35		—		1,747	(9,776)
Total OTC Traded (premiums received $295,376)									$(245,392)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 02/21/33	Call	Deutsche Bank AG	02/16/23	1.84%	3 Month LIBOR(Q)	1.84%(S)	2,633	$(58,979)
10- Year Interest Rate Swap, 02/27/33	Call	Bank of America, N.A.	02/23/23	1.93%	3 Month LIBOR(Q)	1.93%(S)	2,633	(66,553)
10- Year Interest Rate Swap, 02/21/33	Put	Deutsche Bank AG	02/16/23	1.84%	1.84%(S)	3 Month LIBOR(Q)	2,633	(157,449)
10- Year Interest Rate Swap, 02/27/33	Put	Bank of America, N.A.	02/23/23	1.93%	1.93%(S)	3 Month LIBOR(Q)	2,633	(145,563)
Total OTC Swaptions (premiums received $393,228)								$(428,544)
Total Options Written (premiums received $3,484,623)								$(10,406,712)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	90 Day Euro Dollar	Sep. 2023	$1,979,400	$(312)
819	2 Year U.S. Treasury Notes	Jun. 2021	180,775,054	(159,715)
537	5 Year Euro-Bobl	Jun. 2021	85,065,266	24,368
A68

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,148	5 Year U.S. Treasury Notes	Jun. 2021	$141,661,409	$(1,449,755)
11	10 Year Euro-Bund	Jun. 2021	2,209,461	(7,735)
195	10 Year U.S. Treasury Notes	Jun. 2021	25,532,813	(156,129)
572	20 Year U.S. Treasury Bonds	Jun. 2021	88,427,625	(1,223,509)
704	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	127,578,000	(6,202,493)
				(9,175,280)
Short Positions:
1,429	90 Day Euro Dollar	Sep. 2024	351,105,300	1,237,056
195	10 Year U.K. Gilt	Jun. 2021	34,299,637	174,826
1,090	10 Year U.S. Ultra Treasury Notes	Jun. 2021	156,619,375	3,495,759
124	30 Year Euro Buxl	Jun. 2021	29,961,265	151,205
				5,058,846
				$(4,116,434)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/05/21	BNP Paribas S.A.	BRL	1,428	$256,000	$253,695	$—	$(2,305)
Expiring 04/05/21	Citibank, N.A.	BRL	2,570	468,000	456,410	—	(11,590)
Expiring 04/05/21	Citibank, N.A.	BRL	1,936	346,000	343,835	—	(2,165)
Expiring 04/05/21	Deutsche Bank AG	BRL	1,985	357,000	352,544	—	(4,456)
Expiring 04/05/21	UBS AG	BRL	1,328	229,000	235,777	6,777	—
Expiring 05/04/21	Deutsche Bank AG	BRL	660	116,198	117,055	857	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	1,332	234,202	236,208	2,006	—
Chilean Peso,
Expiring 04/14/21	Deutsche Bank AG	CLP	247,231	346,000	343,210	—	(2,790)
Expiring 04/14/21	Deutsche Bank AG	CLP	247,231	346,000	343,210	—	(2,790)
China Yuan,
Expiring 06/16/21	HSBC Bank USA, N.A.	CNY	106,080	16,078,330	16,065,100	—	(13,230)
Colombian Peso,
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	COP	847,080	234,000	231,319	—	(2,681)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	COP	423,540	117,000	115,660	—	(1,340)
Euro,
Expiring 04/15/21	Barclays Bank PLC	EUR	290	343,657	340,189	—	(3,468)
Expiring 04/15/21	Barclays Bank PLC	EUR	290	343,657	340,189	—	(3,468)
Expiring 04/15/21	HSBC Bank USA, N.A.	EUR	386	461,971	452,803	—	(9,168)
Expiring 04/15/21	HSBC Bank USA, N.A.	EUR	386	461,971	452,803	—	(9,168)
Expiring 06/16/21	Bank of America, N.A.	EUR	202	240,334	236,703	—	(3,631)
Expiring 06/16/21	Citibank, N.A.	EUR	3,880	4,624,563	4,557,545	—	(67,018)
Expiring 06/16/21	Citibank, N.A.	EUR	3,630	4,310,873	4,263,889	—	(46,984)
Expiring 06/16/21	Citibank, N.A.	EUR	2,637	3,152,213	3,097,487	—	(54,726)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	EUR	4,430	5,302,590	5,203,590	—	(99,000)
Indonesian Rupiah,
Expiring 05/24/21	Goldman Sachs International	IDR	9,134,957	628,221	622,292	—	(5,929)
Expiring 05/24/21	HSBC Bank USA, N.A.	IDR	9,777,000	669,658	666,029	—	(3,629)
Kazakhstani Tenge,
Expiring 04/20/21	Citibank, N.A.	KZT	74,009	173,770	173,246	—	(524)
Mexican Peso,
Expiring 04/14/21	Citibank, N.A.	MXN	11,875	576,000	580,079	4,079	—
Expiring 04/14/21	Citibank, N.A.	MXN	9,382	460,000	458,298	—	(1,702)
A69

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/14/21	Citibank, N.A.	MXN	7,036	$345,000	$343,724	$—	$(1,276)
Expiring 04/14/21	Citibank, N.A.	MXN	7,036	345,000	343,724	—	(1,276)
Expiring 04/14/21	Citibank, N.A.	MXN	4,677	229,500	228,459	—	(1,041)
Expiring 04/14/21	Deutsche Bank AG	MXN	4,691	229,500	229,174	—	(326)
Expiring 04/15/21	Bank of America, N.A.	MXN	1,803	86,985	88,088	1,103	—
Expiring 04/15/21	Citibank, N.A.	MXN	9,488	459,000	463,418	4,418	—
Expiring 04/15/21	Citibank, N.A.	MXN	5,478	265,015	267,566	2,551	—
Expiring 05/26/21	Citibank, N.A.	MXN	14,755	686,739	717,424	30,685	—
Expiring 05/26/21	HSBC Bank USA, N.A.	MXN	11,894	556,108	578,292	22,184	—
Russian Ruble,
Expiring 04/05/21	UBS AG	RUB	25,921	352,000	342,625	—	(9,375)
Expiring 04/05/21	UBS AG	RUB	25,921	352,000	342,625	—	(9,375)
Expiring 04/05/21	UBS AG	RUB	25,855	350,000	341,742	—	(8,258)
Expiring 04/05/21	UBS AG	RUB	25,855	350,000	341,742	—	(8,258)
Expiring 04/14/21	Bank of America, N.A.	RUB	34,169	460,000	451,202	—	(8,798)
Expiring 04/14/21	Bank of America, N.A.	RUB	26,275	344,000	346,960	2,960	—
Expiring 04/15/21	BNP Paribas S.A.	RUB	26,855	352,000	354,583	2,583	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	RUB	26,940	366,000	355,706	—	(10,294)
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	RUB	8,452	114,821	111,592	—	(3,229)
Expiring 05/19/21	BNP Paribas S.A.	RUB	21,228	281,464	279,241	—	(2,223)
Expiring 05/19/21	Citibank, N.A.	RUB	14,020	184,474	184,427	—	(47)
Expiring 05/19/21	Credit Suisse International	RUB	14,407	191,056	189,509	—	(1,547)
Expiring 05/19/21	Credit Suisse International	RUB	14,338	187,101	188,609	1,508	—
Expiring 05/19/21	Credit Suisse International	RUB	14,255	186,457	187,510	1,053	—
Expiring 05/19/21	Credit Suisse International	RUB	8,300	109,923	109,178	—	(745)
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	21,050	277,534	276,905	—	(629)
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	19,217	251,515	252,794	1,279	—
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	14,813	194,881	194,859	—	(22)
Expiring 05/19/21	Morgan Stanley & Co. International PLC	RUB	33,755	452,778	444,020	—	(8,758)
Expiring 05/19/21	Morgan Stanley & Co. International PLC	RUB	28,426	371,780	373,925	2,145	—
Expiring 05/19/21	Morgan Stanley & Co. International PLC	RUB	14,460	193,570	190,213	—	(3,357)
Expiring 05/19/21	Morgan Stanley & Co. International PLC	RUB	14,338	186,879	188,609	1,730	—
South African Rand,
Expiring 04/14/21	Bank of America, N.A.	ZAR	10,393	691,000	702,710	11,710	—
Expiring 04/14/21	Bank of America, N.A.	ZAR	8,541	574,000	577,492	3,492	—
Expiring 04/14/21	BNP Paribas S.A.	ZAR	6,904	460,000	466,797	6,797	—
Expiring 04/14/21	Citibank, N.A.	ZAR	11,955	806,000	808,357	2,357	—
Expiring 04/15/21	UBS AG	ZAR	6,920	461,000	467,812	6,812	—
Turkish Lira,
Expiring 04/15/21	Morgan Stanley & Co. International PLC	TRY	2,576	351,358	308,443	—	(42,915)
				$53,533,646	$53,179,221	119,086	(473,511)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/16/21	Barclays Bank PLC	AUD	1,188	$920,936	$902,645	$18,291	$—
Brazilian Real,
Expiring 04/05/21	Citibank, N.A.	BRL	2,664	490,000	473,218	16,782	—
Expiring 04/05/21	Citibank, N.A.	BRL	2,550	469,000	452,937	16,063	—
Expiring 04/05/21	Citibank, N.A.	BRL	1,295	234,000	229,992	4,008	—
Expiring 04/05/21	Citibank, N.A.	BRL	1,295	234,000	229,992	4,008	—
Expiring 04/05/21	Citibank, N.A.	BRL	1,269	229,000	225,407	3,593	—
A70

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/04/21	Citibank, N.A.	BRL	1,306	$230,000	$231,632	$—	$(1,632)
Expiring 05/04/21	UBS AG	BRL	1,329	229,000	235,693	—	(6,693)
Canadian Dollar,
Expiring 06/16/21	Citibank, N.A.	CAD	994	796,857	791,034	5,823	—
Colombian Peso,
Expiring 04/05/21	BNP Paribas S.A.	COP	848,952	234,000	231,831	2,169	—
Expiring 04/05/21	BNP Paribas S.A.	COP	424,476	117,000	115,915	1,085	—
Expiring 04/05/21	Citibank, N.A.	COP	856,508	233,000	233,894	—	(894)
Expiring 04/05/21	Citibank, N.A.	COP	426,416	116,000	116,445	—	(445)
Euro,
Expiring 04/15/21	Barclays Bank PLC	EUR	679	813,634	796,511	17,123	—
Expiring 04/15/21	Barclays Bank PLC	EUR	370	443,365	434,034	9,331	—
Expiring 05/24/21	Morgan Stanley & Co. International PLC	EUR	331	400,571	388,553	12,018	—
Expiring 06/16/21	Bank of America, N.A.	EUR	3,805	4,486,372	4,469,573	16,799	—
Expiring 06/16/21	Bank of America, N.A.	EUR	3,560	4,242,808	4,181,666	61,142	—
Expiring 06/16/21	Bank of America, N.A.	EUR	202	240,261	236,703	3,558	—
Expiring 06/16/21	BNP Paribas S.A.	EUR	23,781	28,336,438	27,933,762	402,676	—
Expiring 06/16/21	BNP Paribas S.A.	EUR	3,810	4,552,481	4,475,322	77,159	—
Expiring 06/16/21	Citibank, N.A.	EUR	189	225,336	222,004	3,332	—
Expiring 06/16/21	Deutsche Bank AG	EUR	5	5,943	5,874	69	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	EUR	620	740,951	728,268	12,683	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	EUR	11	13,200	12,920	280	—
Expiring 06/16/21	Standard Chartered Bank	EUR	320	381,667	375,880	5,787	—
Indian Rupee,
Expiring 06/09/21	JPMorgan Chase Bank, N.A.	INR	43,138	582,000	582,904	—	(904)
Indonesian Rupiah,
Expiring 05/24/21	Barclays Bank PLC	IDR	10,152,508	698,386	691,609	6,777	—
Expiring 05/24/21	JPMorgan Chase Bank, N.A.	IDR	44,294,230	3,113,173	3,017,411	95,762	—
Expiring 07/01/21	Morgan Stanley & Co. International PLC	IDR	6,770,250	459,000	458,879	121	—
Mexican Peso,
Expiring 04/14/21	Citibank, N.A.	MXN	6,150	297,000	300,405	—	(3,405)
Expiring 04/14/21	HSBC Bank USA, N.A.	MXN	8,021	392,317	391,837	480	—
Expiring 04/14/21	JPMorgan Chase Bank, N.A.	MXN	1,384	67,683	67,620	63	—
Expiring 04/14/21	Morgan Stanley & Co. International PLC	MXN	7,165	345,000	349,988	—	(4,988)
Expiring 04/14/21	Morgan Stanley & Co. International PLC	MXN	7,068	345,000	345,281	—	(281)
Expiring 04/14/21	Morgan Stanley & Co. International PLC	MXN	7,068	345,000	345,281	—	(281)
Expiring 04/14/21	Morgan Stanley & Co. International PLC	MXN	4,809	229,500	234,933	—	(5,433)
Expiring 04/15/21	Bank of America, N.A.	MXN	12,129	585,015	592,433	—	(7,418)
Expiring 04/15/21	HSBC Bank USA, N.A.	MXN	7,358	352,000	359,405	—	(7,405)
Expiring 04/15/21	HSBC Bank USA, N.A.	MXN	7,358	352,000	359,405	—	(7,405)
Expiring 05/26/21	Barclays Bank PLC	MXN	14,918	716,858	725,330	—	(8,472)
Expiring 05/26/21	UBS AG	MXN	11,731	569,637	570,387	—	(750)
Russian Ruble,
Expiring 04/05/21	BNP Paribas S.A.	RUB	34,983	466,000	462,397	3,603	—
Expiring 04/05/21	BNP Paribas S.A.	RUB	26,822	352,000	354,536	—	(2,536)
Expiring 04/05/21	Citibank, N.A.	RUB	26,215	350,000	346,507	3,493	—
Expiring 04/05/21	Citibank, N.A.	RUB	17,452	233,000	230,675	2,325	—
Expiring 04/14/21	BNP Paribas S.A.	RUB	26,237	344,000	346,460	—	(2,460)
Expiring 04/14/21	Citibank, N.A.	RUB	16,983	230,000	224,265	5,735	—
Expiring 04/14/21	JPMorgan Chase Bank, N.A.	RUB	17,009	230,001	224,599	5,402	—
Expiring 04/15/21	BNP Paribas S.A.	RUB	21,902	295,218	289,191	6,027	—
Expiring 04/15/21	BNP Paribas S.A.	RUB	17,313	233,356	228,592	4,764	—
Expiring 04/15/21	Citibank, N.A.	RUB	12,736	171,603	168,167	3,436	—
Expiring 04/15/21	Citibank, N.A.	RUB	10,067	135,644	132,928	2,716	—
Expiring 05/19/21	Bank of America, N.A.	RUB	14,789	198,794	194,543	4,251	—
A71

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 05/19/21	Citibank, N.A.	RUB	352,197	$4,733,348	$4,632,917	$100,431	$—
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	29,592	397,290	389,263	8,027	—
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	29,579	397,135	389,087	8,048	—
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	17,572	236,645	231,141	5,504	—
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	14,803	198,896	194,719	4,177	—
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	14,783	198,668	194,457	4,211	—
Expiring 05/19/21	HSBC Bank USA, N.A.	RUB	14,698	197,177	193,347	3,830	—
South African Rand,
Expiring 04/14/21	BNP Paribas S.A.	ZAR	8,605	577,000	581,845	—	(4,845)
Expiring 04/14/21	Citibank, N.A.	ZAR	3,397	230,000	229,713	287	—
Expiring 04/14/21	Deutsche Bank AG	ZAR	6,885	459,000	465,535	—	(6,535)
Expiring 04/14/21	Deutsche Bank AG	ZAR	3,436	230,000	232,301	—	(2,301)
Expiring 04/14/21	Goldman Sachs International	ZAR	31,670	2,125,526	2,141,410	—	(15,884)
Expiring 04/14/21	Goldman Sachs International	ZAR	6,944	466,000	469,541	—	(3,541)
Expiring 04/14/21	Goldman Sachs International	ZAR	3,427	230,000	231,748	—	(1,748)
Expiring 04/14/21	Morgan Stanley & Co. International PLC	ZAR	857	58,000	57,971	29	—
Expiring 04/14/21	UBS AG	ZAR	6,844	459,000	462,770	—	(3,770)
Expiring 04/14/21	UBS AG	ZAR	3,467	231,000	234,430	—	(3,430)
Expiring 04/14/21	UBS AG	ZAR	3,467	231,000	234,430	—	(3,430)
Turkish Lira,
Expiring 04/15/21	Bank of America, N.A.	TRY	1,720	230,000	205,877	24,123	—
Expiring 04/15/21	Citibank, N.A.	TRY	3,276	431,000	392,172	38,828	—
Expiring 04/26/21	BNP Paribas S.A.	TRY	434	51,000	51,497	—	(497)
Expiring 04/26/21	JPMorgan Chase Bank, N.A.	TRY	431	51,000	51,219	—	(219)
				$74,523,690	$73,595,063	1,036,229	(107,602)
						$1,155,315	$(581,113)
Cross currency exchange contracts outstanding at March 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/14/21	Buy	EUR	291	JPY	37,493	$2,686	$—	Barclays Bank PLC
04/14/21	Buy	EUR	291	JPY	37,493	2,686	—	Barclays Bank PLC
04/14/21	Buy	JPY	37,828	EUR	291	335	—	JPMorgan Chase Bank, N.A.
04/14/21	Buy	JPY	37,828	EUR	291	335	—	JPMorgan Chase Bank, N.A.
06/16/21	Buy	EUR	2,900	GBP	2,492	—	(30,299)	BNP Paribas S.A.
06/16/21	Buy	EUR	3,870	GBP	3,318	—	(29,921)	Citibank, N.A.
06/16/21	Buy	GBP	2,504	EUR	2,900	46,914	—	BNP Paribas S.A.
06/16/21	Buy	GBP	3,318	EUR	3,870	29,067	—	BNP Paribas S.A.
06/16/21	Buy	GBP	3,322	EUR	3,890	11,500	—	BNP Paribas S.A.
						$93,523	$(60,220)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Avis Budget Car Rental LLC	12/20/24	5.000%(Q)	300	$(30,901)	$18,897	$(49,798)	JPMorgan Chase Bank, N.A.
Avis Budget Car Rental LLC	06/20/25	5.000%(Q)	240	(25,370)	25,159	(50,529)	JPMorgan Chase Bank, N.A.
A72

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	265	$(24,393)	$(10,833)	$(13,560)	BNP Paribas S.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	250	(23,012)	(9,467)	(13,545)	BNP Paribas S.A.
Boeing Co.	12/20/24	1.000%(Q)	815	(4,706)	(7,114)	2,408	Morgan Stanley & Co. International PLC
Boeing Co.	12/20/24	1.000%(Q)	400	(2,310)	(5,932)	3,622	BNP Paribas S.A.
Broadcom Inc.	12/20/24	1.000%(Q)	195	(4,082)	4,453	(8,535)	JPMorgan Chase Bank, N.A.
Dish DBS Corp	12/20/23	5.000%(Q)	372	(22,324)	11,050	(33,374)	Goldman Sachs International
Federative Republic of Brazil	06/20/26	1.000%(Q)	5,016	299,099	289,451	9,648	Barclays Bank PLC
KB Home	12/20/23	5.000%(Q)	352	(36,734)	(17,028)	(19,706)	JPMorgan Chase Bank, N.A.
Occidental Petroleum Corp.	12/20/24	1.000%(Q)	510	28,152	199,626	(171,474)	Barclays Bank PLC
Realogy Group LLC	12/20/23	5.000%(Q)	176	(12,171)	(945)	(11,226)	JPMorgan Chase Bank, N.A.
Republic of Chile	06/20/26	1.000%(Q)	750	(15,872)	(15,579)	(293)	Goldman Sachs International
Republic of Colombia	06/20/26	1.000%(Q)	5,993	101,622	95,773	5,849	Citibank, N.A.
Republic of Indonesia	06/20/26	1.000%(Q)	3,668	(21,342)	(20,952)	(390)	JPMorgan Chase Bank, N.A.
Republic of Philippines	06/20/26	1.000%(Q)	2,669	(75,362)	(71,938)	(3,424)	Goldman Sachs International
Republic of South Africa	06/20/26	1.000%(Q)	9,914	642,073	704,019	(61,946)	Goldman Sachs International
Republic of South Africa	06/20/26	1.000%(Q)	1,352	87,536	95,981	(8,445)	Goldman Sachs International
Republic of South Africa	06/20/26	1.000%(Q)	776	50,226	55,072	(4,846)	Goldman Sachs International
RR Donnelley & Sons Co	12/20/23	5.000%(Q)	180	(6,398)	5,346	(11,744)	JPMorgan Chase Bank, N.A.
Russian Federation	06/20/26	1.000%(Q)	2,458	13,111	11,076	2,035	Citibank, N.A.
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	344	(27,169)	(2,549)	(24,620)	Barclays Bank PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	200	(16,312)	(4,634)	(11,678)	Goldman Sachs International
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	175	(14,273)	(4,055)	(10,218)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	5,356	36,141	35,586	555	Morgan Stanley & Co. International PLC
				$895,229	$1,380,463	$(485,234)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Broadcom Inc.	06/20/24	1.000%(Q)	2,212	0.357%	$46,491	$(109,093)	$155,584	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V12	12/20/24	5.000%(Q)	4,854	$(31,470)	$(463,436)	$(431,966)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,199	$(5,253)	$(863)	$(4,390)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	516	(2,263)	99	(2,362)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	53,861	18,509	35,352	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	930	(9,074)	10,905	(19,979)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500%(M)	750	(7,317)	8,921	(16,238)	Deutsche Bank AG
A73

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	$(6,147)	$7,387	$(13,534)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	(5,171)	6,215	(11,386)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	(3,318)	4,377	(7,695)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	330	36,211	11,125	25,086	Citigroup Global Markets, Inc.
				$51,529	$66,675	$(15,146)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$(53,861)	$(15,842)	$(38,019)	Credit Suisse International
CMBX.NA.7.AAA	01/17/47	0.500%(M)	4,963	*	37,792	(154,355)	192,147	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	170	*	(18,654)	(8,211)	(10,443)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(17,557)	(9,275)	(8,282)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(17,557)	(210)	(17,347)	Morgan Stanley & Co. International PLC
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	(16,681)	(33,237)	16,556	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	(8,340)	(16,895)	8,555	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	(3,119)	(2,152)	(967)	JPMorgan Chase Bank, N.A.
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	110	*	(12,071)	(28,805)	16,734	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	90	*	(9,876)	(20,146)	10,270	JPMorgan Chase Bank, N.A.
					$(119,924)	$(289,128)	$169,204
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the
A74

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
GBP	813	11/15/40	3.325%(T)	U.K. Retail Price Index(2)(T)	$—	$(92,251)	$(92,251)
GBP	760	12/15/40	3.380%(T)	U.K. Retail Price Index(2)(T)	—	(70,043)	(70,043)
GBP	1,700	12/15/40	3.381%(T)	U.K. Retail Price Index(2)(T)	—	(155,952)	(155,952)
	10,370	01/25/31	2.323%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(210,978)	(210,978)
	10,370	01/25/31	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(197,270)	(197,270)
					$—	$(726,494)	$(726,494)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	24,785	03/01/25	0.632%(T)	1 Day SONIA(1)(T)	$—	$25,187	$25,187
GBP	24,785	03/01/25	0.635%(T)	1 Day SONIA(1)(T)	—	24,172	24,172
GBP	34,490	03/11/25	0.605%(T)	1 Day SONIA(1)(T)	—	50,098	50,098
MXN	124,593	01/13/23	4.288%(M)	28 Day Mexican Interbank Rate(2)(M)	87	(72,383)	(72,470)
MXN	59,266	02/16/23	4.180%(M)	28 Day Mexican Interbank Rate(2)(M)	9	(44,283)	(44,292)
MXN	64,392	03/29/23	5.220%(M)	28 Day Mexican Interbank Rate(2)(M)	(406)	9,779	10,185
MXN	83,683	02/27/24	4.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(44)	(88,478)	(88,434)
MXN	20,784	03/21/24	5.470%(M)	28 Day Mexican Interbank Rate(2)(M)	(33)	(359)	(326)
MXN	20,808	03/21/24	5.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(33)	503	536
	11,469	03/08/51	1.500%(S)	3 Month LIBOR(1)(Q)	—	1,835,273	1,835,273
	5,734	03/08/51	1.700%(S)	3 Month LIBOR(2)(Q)	—	(652,388)	(652,388)
	5,734	03/08/51	1.770%(S)	3 Month LIBOR(2)(Q)	—	(559,552)	(559,552)
					$(420)	$527,569	$527,989

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,122,975	04/01/23	1.420%(S)	1 Day CLOIS(1)(S)	$5,169	$—	$5,169	Bank of America, N.A.
CNH	211,790	06/16/26	2.929%(Q)	7 Day China Fixing Repo Rate(2)(Q)	193,800	—	193,800	Bank of America, N.A.
					$198,969	$—	$198,969

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A75

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Choice Hotels International, Inc.(Q)	3 Month LIBOR minus 20bps(Q)	BNP Paribas S.A.	11/15/21	(252)	$4,443	$—	$4,443
ConocoPhillips(Q)	3 Month LIBOR minus 30bps(Q)	Credit Suisse International	10/18/21	(310)	(49,946)	—	(49,946)
Diamondback Energy, Inc.(Q)	3 Month LIBOR(T)	Credit Suisse International	6/09/21	(14)	1,307	—	1,307
Diamondback Energy, Inc.(T)	3 Month LIBOR(T)	Credit Suisse International	6/09/21	(45)	5,412	—	5,412
Diamondback Energy, Inc.(T)	3 Month LIBOR(T)	Credit Suisse International	6/09/21	(20)	2,650	—	2,650
					$(36,134)	$—	$(36,134)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreement outstanding at March 31, 2021:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2021
Barclays Capital, Inc.	0.650%	09/23/20	$1,007,025	Open	$1,007,025
Open maturity date - Certain agreements have no stated maturity and can be terminated by either party at any time.
The aggregate value of Reverse Repurchase Agreements is $1,007,025. A Sovereign Bond with a market value of $962,885 has been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2021.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A76